UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City,			NJ 07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	5/31/09

Item 1:  Reports to Shareholders.

2009

LORD ABBETT
SEMIANNUAL
REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2009

Lord Abbett Investment Trust
Lord Abbett Core Fixed Income Fund and
Lord Abbett Total Return Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Core Fixed Income Fund's and Lord Abbett Total Return Fund's performance for the six-month period ended May 31, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,102.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.53
Class B
Actual	$1,000.00	$1,099.60	$8.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80
Class C
Actual	$1,000.00	$1,099.70	$8.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$7.80
Class F
Actual	$1,000.00	$1,104.20	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.28
Class I
Actual	$1,000.00	$1,104.90	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.77
Class P
Actual	$1,000.00	$1,102.10	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$5.04
Class R2
Actual	$1,000.00	$1,101.70	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.79
Class R3
Actual	$1,000.00	$1,102.20	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.65% for Class F, 0.55% for Class I, 1.00% for Class P, 1.15% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2009

Credit Rating	%*
AAA	64.09%
AA+	1.56%
AA	1.13%
AA-	0.67%
A+	1.09%
A	2.54%
A-	1.04%
Credit Rating	%*
BBB+	5.22%
BBB	3.38%
BBB-	1.98%
NR	0.66%
U.S Treasury	7.88%
Short-Term Investments	8.76%
Total	100.00%

*  Represents percent of total investments.

3

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,121.70	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.53
Class B
Actual	$1,000.00	$1,118.30	$8.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80
Class C
Actual	$1,000.00	$1,117.00	$8.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80
Class F
Actual	$1,000.00	$1,121.90	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.28
Class I
Actual	$1,000.00	$1,122.40	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.77
Class P
Actual	$1,000.00	$1,120.80	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class R2
Actual	$1,000.00	$1,119.30	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.33	$5.64
Class R3
Actual	$1,000.00	$1,119.80	$5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.72	$5.29

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.65% for Class F, 0.55% for Class I, 1.00% for Class P, 1.12% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2009

Credit Rating	%*
AAA	61.04%
AA+	1.28%
AA	1.53%
AA-	0.73%
A+	1.04%
A	2.77%
A-	0.91%
BBB+	6.02%
BBB	3.84%
BBB-	4.01%
BB+	1.13%
Credit Rating	%*
BB	1.16%
BB-	1.55%
B+	0.54%
B	0.14%
B-	0.30%
CCC+	0.35%
CCC	0.19%
NR	0.19%
U.S Treasury	4.59%
Short-Term Investments	6.69%
Total	100.00%

*  Represents percent of total investments.

4

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.96%
ASSET-BACKED SECURITIES 8.17%
Automobile 5.19%
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	$1,199	$1,214,306
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	1,053	1,077,635
Carmax Auto Owner Trust 2007-3 A3B	0.744%#	12/15/2011	1,947	1,941,372
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	24	24,460
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	850	874,130
Ford Credit Auto Owner Trust 2007-A A3B	0.374%#	8/15/2011	1,591	1,584,377
Ford Credit Auto Owner Trust 2008-A A2	0.944%#	7/15/2010	969	968,897
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	1,005	1,013,259
Harley-Davidson Motorcycle Trust 2007-3 A3	0.694%#	6/15/2012	454	448,991
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	1,750	1,758,066
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	1,500	1,509,563
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	740	754,171
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	2,500	2,523,175
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	405	407,850
Total				16,100,252
Credit Cards 2.77%
American Express Credit Account Master Trust 2002-5 A	0.514%#	2/15/2012	1,000	999,601
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	800	805,074
Capital One Multi-Asset Execution Trust 2006-A13	0.324%#	8/15/2012	1,000	997,151
Chase Issuance Trust 2005-A5	0.364%#	2/15/2012	3,000	2,999,602
Discover Card Master Trust I 2007-A1	0.354%#	8/15/2012	1,000	990,657
MBNA Credit Card Master Note Trust 2004-A7	0.444%#	12/15/2011	600	599,754
MBNA Credit Card Master Note Trust 2004-A10 A	0.424%#	3/15/2012	1,200	1,198,429
Total				8,590,268
Home Equity 0.21%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	752	666,728
Total Asset-Backed Securities (cost $25,173,221)				25,357,248

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS 25.90%
Automotive 0.15%
Roper Industries, Inc.	6.625%	8/15/2013	$466	$469,325
Banks: Money Center 2.75%
African Development Bank (Ivory Coast)(a)	3.00%	5/27/2014	895	884,390
Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	1,577	1,550,998
European Investment Bank (Luxembourg)(a)	3.00%	4/8/2014	1,492	1,493,771
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	3,037	3,047,083
Inter-American Development Bank	3.00%	4/22/2014	1,570	1,551,341
Total				8,527,583
Banks: Regional 6.04%
Bank of America Corp.	2.10%	4/30/2012	1,750	1,763,995
Citibank NA	1.875%	5/7/2012	2,985	2,994,053
Citigroup, Inc.	6.50%	8/19/2013	2,149	2,131,537
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	229	236,156
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	1,665	1,676,915
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	312	298,884
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	259	237,818
JPMorgan Chase & Co.	2.125%	12/26/2012	1,780	1,786,278
JPMorgan Chase & Co.	2.20%	6/15/2012	950	961,245
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	1,620	1,638,920
Morgan Stanley	6.00%	4/28/2015	380	371,584
Morgan Stanley	6.625%	4/1/2018	2,226	2,204,210
Societe de Financement de l'Economie Francaise (France)†(a)	3.375%	5/5/2014	2,440	2,447,876
Total				18,749,471
Beverage 1.06%
Anheuser-Busch Cos., Inc.	5.50%	1/15/2018	635	599,752
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	370	398,670
Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	550	575,583
Bacardi Ltd.†	7.45%	4/1/2014	500	520,333
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	384	281,888
FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	900	908,775
Total				3,285,001

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production 0.29%
Amgen, Inc.	6.375%	6/1/2037	$422	$430,903
Amgen, Inc.	6.40%	2/1/2039	463	473,842
Total				904,745
Broadcasting 0.24%
Cox Communications, Inc.†	8.375%	3/1/2039	146	153,779
Cox Communications, Inc.†	9.375%	1/15/2019	512	592,273
Total				746,052
Cable Services 0.54%
Comcast Corp.	6.95%	8/15/2037	496	498,564
Time Warner Cable, Inc.	7.30%	7/1/2038	478	486,274
Time Warner Cable, Inc.	7.50%	4/1/2014	355	385,441
Time Warner Cable, Inc.	8.25%	2/14/2014	281	313,149
Total				1,683,428
Computer Software 0.10%
BMC Software, Inc.	7.25%	6/1/2018	182	163,209
Intuit, Inc.	5.75%	3/15/2017	156	144,811
Total				308,020
Computer Technology 0.08%
EQT Corp.	6.50%	4/1/2018	280	263,115
Containers 0.31%
Pactiv Corp.	5.875%	7/15/2012	350	351,975
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	626	596,761
Total				948,736
Diversified 1.08%
General Electric Capital Corp.	1.80%	3/11/2011	2,800	2,830,593
Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	727	522,437
Total				3,353,030
Diversified Materials & Processing 0.05%
Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	131	144,840

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs 0.32%
Hospira, Inc.	6.05%	3/30/2017	$649	$612,905
Pfizer, Inc.	7.20%	3/15/2039	328	372,040
Total				984,945
Electric: Equipment/Components 0.37%
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	645	649,392
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	560	513,734
Total				1,163,126
Electric: Power 2.08%
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	370	367,292
EDF SA (France)†(a)	6.50%	1/26/2019	130	140,713
EDF SA (France)†(a)	6.95%	1/26/2039	625	687,531
Entergy Arkansas	5.66%	2/1/2025	594	506,794
General Electric Capital Corp.	5.90%	5/13/2014	575	580,011
General Electric Capital Corp.	6.875%	1/10/2039	2,322	2,141,139
Idaho Power Corp.	6.25%	10/15/2037	80	74,445
Kansas City Power & Light Co.	7.15%	4/1/2019	369	382,325
Oncor Electric Delivery Co.	6.375%	1/15/2015	147	148,171
Oncor Electric Delivery Co.	7.25%	1/15/2033	134	131,654
Portland General Electric Co.	6.10%	4/15/2019	286	295,784
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	349	333,648
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	198	186,818
Toledo Edison Co. (The)	7.25%	5/1/2020	469	483,501
Total				6,459,826
Electrical: Household 0.31%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	960	950,850
Electronics: Semi-Conductors/Components 0.34%
Agilent Technologies, Inc.	6.50%	11/1/2017	1,221	1,066,591
Energy Equipment & Services 0.13%
Cameron International Corp.	6.375%	7/15/2018	273	242,295
EQT Corp.	8.125%	6/1/2019	155	160,166
Total				402,461

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services 0.45%
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	$661	$743,139
Western Union Co. (The)	6.50%	2/26/2014	634	664,726
Total				1,407,865
Food 0.18%
Kraft Foods, Inc.	6.875%	1/26/2039	549	557,327
Healthcare Products 0.14%
Biogen Idec, Inc.	6.875%	3/1/2018	437	434,956
Healthcare Services 0.33%
Medco Health Solutions, Inc.	7.125%	3/15/2018	397	396,428
UnitedHealth Group, Inc.	5.00%	8/15/2014	196	184,539
UnitedHealth Group, Inc.	6.625%	11/15/2037	552	451,332
Total				1,032,299
Hospital Supplies 0.12%
Beckman Coulter, Inc.	6.00%	6/1/2015	375	376,711
Industrial Products 0.10%
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	353	319,981
Insurance 0.12%
AFLAC, Inc.	8.50%	5/15/2019	360	373,445
Investment Management Companies 0.32%
BlackRock, Inc.	6.25%	9/15/2017	1,024	1,003,905
Machinery: Agricultural 0.20%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	575	626,678
Machinery: Oil Well Equipment & Services 0.13%
Pride International, Inc.	8.50%	6/15/2019	396	400,950
Manufacturing 0.10%
Smiths Group plc (United Kingdom)†(a)	7.20%	5/15/2019	331	314,303

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals Miscellaneous 0.70%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	$725	$767,152
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	162	176,652
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	1,130	1,215,631
Total				2,159,435
Miscellaneous 0.04%
Magellan Midstream Partners LP	6.40%	5/1/2037	137	108,805
Multi-Sector Companies 0.25%
General Electric Co.	5.00%	2/1/2013	750	772,779
Natural Gas 0.37%
Atmos Energy Corp.	8.50%	3/15/2019	240	266,193
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	570	594,063
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	277,071
Total				1,137,327
Office Supplies 0.28%
Staples, Inc.	9.75%	1/15/2014	773	853,128
Oil 0.85%
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	235	224,540
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	420	422,360
Questar Market Resources	6.80%	4/1/2018	173	149,702
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	1,350	1,216,852
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	600	624,230
Total				2,637,684
Oil: Crude Producers 0.71%
Anadarko Petroleum Corp.	7.625%	3/15/2014	350	375,915
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	350	358,463
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,110	1,098,135
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	350	367,567
Total				2,200,080
Oil: Integrated Domestic 0.68%
National Fuel Gas Co.	6.50%	4/15/2018	257	233,725
National Fuel Gas Co.	8.75%	5/1/2019	805	848,628

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)
Pacific Energy Partners LP	6.25%	9/15/2015	$878	$791,023
Rockies Express Pipeline LLC†	6.25%	7/15/2013	150	150,931
Rockies Express Pipeline LLC†	6.85%	7/15/2018	100	101,717
Total				2,126,024
Oil: Integrated International 0.14%
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	438	445,354
Retail: Specialty 0.40%
Kohl's Corp.	6.875%	12/15/2037	742	683,234
Nordstrom, Inc.	6.75%	6/1/2014	545	549,158
Total				1,232,392
Steel 0.65%
Allegheny Technologies, Inc.	8.375%	12/15/2011	42	44,651
Allegheny Technologies, Inc.	9.375%	6/1/2019	535	546,803
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	1,396	1,435,947
Total				2,027,401
Technology 0.24%
Fisher Scientific International, Inc.	6.75%	8/15/2014	735	755,829
Telecommunications 0.71%
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	1,168	954,150
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	780	694,989
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	100	106,500
Verizon Wireless Capital LLC†	5.55%	2/1/2014	413	437,198
Total				2,192,837
Telecommunications Equipment 0.42%
Cisco Systems, Inc.	5.90%	2/15/2039	1,327	1,289,774
Tobacco 0.49%
Altria Group, Inc.	9.95%	11/10/2038	1,359	1,521,575
Utilities 0.13%
Commonwealth Edison Co.	6.95%	7/15/2018	349	344,528
El Paso Electric Co.	7.50%	3/15/2038	84	67,133
Total				411,661

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Electrical 0.13%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	$500	$401,752
Utilities: Miscellaneous 0.28%
American Water Capital Corp.	6.593%	10/15/2037	535	445,607
Source Gas LLC†	5.90%	4/1/2017	600	434,567
Total				880,174
Total Corporate Bonds (cost $78,695,377)				80,413,576
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.60%
Export Development Canada (Canada)	2.375%	3/19/2012	630	646,071
Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†	5.75%	5/6/2014	400	402,309
State of Qatar (Qatar)†	5.15%	4/9/2014	700	717,500
Republic of South Africa (South Africa)	6.875%	5/27/2019	100	101,000
Total Foreign Government Obligation (cost $1,831,170)				1,866,880
GOVERNMENT SPONSORED ENTERPRISES BONDS 2.38%
Federal Home Loan Mortgage Corp.	2.50%	4/23/2014	1,175	1,163,199
Federal National Mortgage Assoc.	4.625%	10/15/2013	2,540	2,762,474
Federal National Mortgage Assoc.	5.25%	9/15/2016	3,121	3,469,163
Total Government Sponsored Enterprises Bonds (cost $7,285,010)				7,394,836
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.70%
Federal Home Loan Mortgage Corp.	5.00%	2/1/2019 - 11/1/2021	14,589	15,161,287
Federal Home Loan Mortgage Corp.	5.235%#	12/1/2037	2,310	2,399,503
Federal Home Loan Mortgage Corp.	5.707%#	11/1/2035	456	471,945
Federal Home Loan Mortgage Corp.(b)	5.72%#	11/1/2037	2,028	2,113,338
Federal Home Loan Mortgage Corp.	5.826%#	11/1/2036	515	537,684
Federal Home Loan Mortgage Corp.	6.00%	10/1/2017	89	94,218
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032 -	71	76,516 9/1/2033
Federal National Mortgage Assoc.(c)	5.00%	TBA	2,350	2,430,415
Federal National Mortgage Assoc.	5.00%	2/1/2021 -	8,481	8,795,404 4/1/2021
Federal National Mortgage Assoc.	5.26%#	10/1/2035	790	812,018
Federal National Mortgage Assoc.	5.458%#	5/1/2037	3,970	4,123,559

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.488	%#	4/1/2036	$698	$729,849
Federal National Mortgage Assoc.	5.50%		11/1/2034 -	33,462	34,742,020 1/1/2037
Federal National Mortgage Assoc.	5.50	%#	3/1/2035	1,975	2,050,023
Federal National Mortgage Assoc.	5.53	%#	4/1/2036	337	352,206
Federal National Mortgage Assoc.	5.633	%#	6/1/2036	386	404,134
Federal National Mortgage Assoc.	5.639	%#	8/1/2036	609	638,132
Federal National Mortgage Assoc.	5.675	%#	10/1/2038	1,531	1,590,265
Federal National Mortgage Assoc.	5.725	%#	10/1/2036	487	511,654
Federal National Mortgage Assoc.	5.727	%#	9/1/2036	662	694,668
Federal National Mortgage Assoc.	5.781	%#	10/1/2036	1,277	1,337,618
Federal National Mortgage Assoc.	5.822	%#	10/1/2036	338	353,031
Federal National Mortgage Assoc.	5.905	%#	5/1/2036	347	357,935
Federal National Mortgage Assoc.	5.927	%#	12/1/2036	979	1,023,033
Federal National Mortgage Assoc.	5.928	%#	8/1/2036	573	596,991
Federal National Mortgage Assoc.	6.50%		7/1/2032 -	468	503,256 1/1/2036
Total Government Sponsored Enterprises Pass-Throughs (cost $81,165,556)					82,900,702
MUNICIPAL BONDS 1.62%
Education 0.08%
Texas A&M Univ Rev Fing Sys Ser A	5.00%		5/15/2029	250	260,748
Healthcare 0.33%
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%		5/15/2035	1,000	1,029,310
Miscellaneous 0.48%
New York City NY Sub Ser I-1	5.375%		4/1/2036	1,000	1,027,200
Platte River Pwr Auth CO Rev Ser HH	5.00%		6/1/2028	200	208,468
UT Transit Auth Rev Build America Bds Ser B	5.937%		6/15/2039	245	240,183
Total					1,475,851
Power 0.11%
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%		5/15/2036	340	336,705

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pre-Refunded 0.25%
NY St Metro Transn Auth Rev Build America Bds	7.336%	11/15/2039	$420	$465,188
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	305	301,959
Total Pre-Refunded (cost $728,872)				767,147
Toll Roads 0.11%
IL St Toll Hwy Auth Rev Build America Bds	6.184%	1/1/2034	350	341,180
Transportation 0.16%
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	180	200,095
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	290	293,909
Total				494,004
Water/Sewer 0.10%
MA St Wtr Res Auth Rev Ser B	5.00%	8/1/2039	310	313,181
Total Municipal Bonds (cost $4,867,255)				5,018,126
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.31%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,840	2,809,129
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	384	383,548
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	610	559,155
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	13	13,280
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	359	355,945
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	1,760	1,507,461
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	692	693,989
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	675	642,704
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.179%#	9/10/2047	180	159,668
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,800	1,509,171
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	323,093

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	$650	$617,120
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	12	12,068
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	127	126,256
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	890	866,919
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,564,045
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	534	490,043
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	173	173,036
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	210	181,919
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	1,460	1,443,231
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,490	1,456,389
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.134%#	10/12/2042	640	616,059
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	765	718,762
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	625	597,072
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	198	196,309
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	260	235,066
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.464%#	4/12/2038	625	600,164
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	1,480	1,375,590
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	519	518,232
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	165	160,471
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	2,111	1,846,930

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	$1,090	$1,068,393
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	480	463,991
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	722,620
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	26	26,142
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	535	520,842
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	810	709,931
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	210	209,802
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	680	581,785
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	500	430,963
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.336%#	3/10/2044	1,005	851,725
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	142	141,326
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	658,730
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,285	1,263,979
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,415,707
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	457	456,018
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	820	815,565
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	500	409,069
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	580	541,573
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	152,602
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1,000	980,025
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,925	1,647,590

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	$358	$358,222
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	374	364,939
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,031	1,006,800
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,305	1,266,325
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,300	1,130,384
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	299	291,962
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	135,303
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 ASB	4.893%	8/15/2042	460	447,822
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	1,255	1,088,872
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	529	528,846
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	1,958	1,732,448
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 ASB	5.506%	12/12/2044	1,315	1,258,484
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	212,330
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	148,171
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	328	326,502
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	195,996
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	360	304,660
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	137,316
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,300	1,120,006
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	274	273,701

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	$200	$195,218
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	173	158,322
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	1,080	947,846
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	400	391,205
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.221%#	11/12/2037	175	170,659
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	3,608	3,202,510
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	490	479,141
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	206	205,943
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	250	215,397
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	430	412,349
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.422%#	2/12/2039	395	325,869
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	425	426,527
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	282	280,846
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,095	966,045
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	265	238,491
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	109	107,607
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	143,164
Morgan Stanley Capital I 2006-HQ8 A4	5.386%#	3/12/2044	235	195,688
Morgan Stanley Capital I 2006-HQ9 A4	5.731%	7/12/2044	175	154,272
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	189,427
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	535	524,198
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	604	605,630
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	355,256
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	2,166	2,113,814
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	970	926,930
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	1,205	1,120,669
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	1,440	1,254,756
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	977,142
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	1,490	1,311,466

See Notes to Financial Statements.
18

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	$600	$539,345
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,874,668)				69,286,023
U.S. TREASURY OBLIGATIONS 8.28%
U.S. Treasury Bond	0.875%	4/30/2011	545	545,083
U.S. Treasury Bond	1.375%	5/15/2012	1,127	1,126,383
U.S. Treasury Bond	3.125%	5/15/2019	5,116	4,971,335
U.S. Treasury Bond	3.50%	2/15/2039	477	411,190
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	585	589,271
U.S. Treasury Notes	0.875%	3/31/2011	6,313	6,320,898
U.S. Treasury Notes	1.375%	4/15/2012	967	968,361
U.S. Treasury Notes	2.25%	5/31/2014	2,500	2,488,574
U.S. Treasury Notes	2.75%	2/15/2019	6,320	5,941,325
U.S. Treasury Strips	Zero Coupon	2/15/2036	959	295,276
U.S. Treasury Strips	Zero Coupon	11/15/2027	4,797	2,066,312
Total U.S. Treasury Obligations (cost $25,869,831)				25,724,008
Total Long-Term Investments (cost $291,762,088)				297,961,399
SHORT-TERM INVESTMENTS 9.22%
Repurchase Agreements
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $85,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $85,213; proceeds: $80,841			81	80,841
Repurchase Agreement dated 5/29/2009, 0.12% due 6/1/2009 with JPMorgan Chase & Co. collateralized by $28,542,000 of Federal Home Loan Mortgage Corp. at 0.888% due 2/1/2011; value: $29,135,088; proceeds: $28,542,285			28,542	28,542,000
Total Short-Term Investments (cost $28,622,841)				28,622,841
Total Investments in Securities 105.18% (cost $320,384,929)				326,584,240
Liabilities in Excess of Cash and Other Assets(e) (5.18%)				(16,083,647)
Net Assets 100.00%				$310,500,593

See Notes to Financial Statements.
19

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2009

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign securities traded in U.S. dollars.

  (b)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2009 (See Note 2 (g)).

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (d)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

  (e)  Liabilities in excess of cash and other assets include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at May 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. Treasury Bond	June 2009	68	Long	$8,098,375	$(514,425)

See Notes to Financial Statements.
20

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.09%
ASSET-BACKED SECURITIES 6.73%
Automobile 3.08%
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	$906	$909,691
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	17	16,906
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	5,356	5,424,735
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	1,208	1,220,621
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,570,970
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	938	935,658
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	1,005	1,013,259
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	6,129	6,206,329
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	4,500	4,520,742
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	5,600	5,635,702
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	4,830	4,899,381
World Omni Auto Receivables Trust 2005-B A4	0.336%#	9/20/2012	3,003	2,990,238
Total				36,344,232
Credit Cards 3.34%
American Express Credit Account Master Trust 2005-1 A	0.374%#	10/15/2012	3,745	3,713,637
Bank of America Credit Card Trust 2007-A13	0.564%#	4/16/2012	6,500	6,493,833
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	4,565	4,593,955
Capital One Multi-Asset Execution Trust 2006-A13	0.324%#	8/15/2012	3,500	3,490,030
Chase Issuance Trust 2005-A5	0.364%#	2/15/2012	5,000	4,999,337
Discover Card Master Trust I 2005-2 A	0.374%#	4/17/2012	3,000	2,989,762
Discover Card Master Trust I 2006-2 A1	0.344%#	1/17/2012	3,000	2,996,438
Discover Card Master Trust I 2007-1 A	0.354%#	8/15/2012	3,000	2,971,970
MBNA Credit Card Master Note Trust 2004-A7	0.444%#	12/15/2011	7,250	7,247,033
Total				39,495,995
Home Equity 0.31%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	4,142	3,674,553
Total Asset-Backed Securities (cost $79,416,673)				79,514,780

See Notes to Financial Statements.
21

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS 32.67%
Aerospace/Defense 0.06%
L-3 Communications Corp.	7.625%	6/15/2012	$720	$720,900
Air Transportation 0.08%
Bristow Group, Inc.	6.125%	6/15/2013	1,130	994,400
Apparel 0.14%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	1,616	1,607,920
Automotive 0.20%
Roper Industries, Inc.	6.625%	8/15/2013	2,321	2,337,560
Banks: Money Center 2.77%
African Development Bank (Ivory Coast)(a)	3.00%	5/27/2014	3,478	3,436,768
Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	6,121	6,020,077
European Investment Bank (Luxembourg)(a)	3.00%	4/8/2014	5,611	5,617,660
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	11,772	11,811,083
Inter-American Development Bank	3.00%	4/22/2014	5,905	5,834,819
Total				32,720,407
Banks: Regional 6.90%
Bank of America Corp.	2.10%	4/30/2012	8,515	8,583,094
Citibank NA	1.875%	5/7/2012	12,000	12,036,396
Citigroup, Inc.	6.50%	8/19/2013	10,380	10,295,652
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	836	862,125
GMAC LLC†	6.00%	12/15/2011	1,193	1,038,491
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	8,000	8,057,248
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,085,370
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,067	979,738
Industrial Bank of Korea (South Korea)†(a)	7.125%	4/23/2014	1,925	1,952,210
JPMorgan Chase & Co.	2.125%	12/26/2012	7,000	7,024,689
JPMorgan Chase & Co.	2.20%	6/15/2012	4,733	4,789,024
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	6,400	6,474,746
Morgan Stanley	6.00%	4/28/2015	1,975	1,931,258
Morgan Stanley	6.625%	4/1/2018	7,061	6,991,880
Societe de Financement de l'Economie Francaise (France)†(a)	3.375%	5/5/2014	9,390	9,420,311
Total				81,522,232

See Notes to Financial Statements.
22

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 1.08%
Anheuser-Busch Cos., Inc.	5.50%	1/15/2018	$1,653	$1,561,245
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	2,100	2,262,723
Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	2,148	2,247,912
Bacardi Ltd.†	7.45%	4/1/2014	1,930	2,008,485
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	1,555	1,141,499
FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	3,500	3,534,125
Total				12,755,989
Biotechnology Research & Production 0.34%
Amgen, Inc.	6.375%	6/1/2037	2,103	2,147,369
Amgen, Inc.	6.40%	2/1/2039	1,208	1,236,287
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	560	562,800
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	120	117,900
Total				4,064,356
Broadcasting 0.41%
Cox Communications, Inc.†	8.375%	3/1/2039	334	351,796
Cox Communications, Inc.†	9.375%	1/15/2019	2,480	2,868,822
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	1,744	1,680,836
Total				4,901,454
Building Materials 0.12%
Texas Industries, Inc.†	7.25%	7/15/2013	1,600	1,384,000
Cable Services 0.44%
Comcast Corp.	6.95%	8/15/2037	708	711,660
Time Warner Cable, Inc.	7.30%	7/1/2038	1,348	1,371,334
Time Warner Cable, Inc.	7.50%	4/1/2014	1,465	1,590,624
Time Warner Cable, Inc.	8.25%	2/14/2014	1,357	1,512,254
Total				5,185,872
Chemicals 0.11%
Huntsman International LLC	7.375%	1/1/2015	945	639,056
Huntsman International LLC	7.875%	11/15/2014	270	186,300
Huntsman LLC	11.625%	10/15/2010	425	432,438
Total				1,257,794
Coal 0.14%
CONSOL Energy, Inc.	7.875%	3/1/2012	1,628	1,664,630

See Notes to Financial Statements.
23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software 0.24%
BMC Software, Inc.	7.25%	6/1/2018	$1,315	$1,179,228
Intuit, Inc.	5.75%	3/15/2017	601	557,893
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,191	1,086,787
Total				2,823,908
Computer Technology 0.11%
EQT Corp.	6.50%	4/1/2018	1,435	1,348,464
Containers 0.53%
Ball Corp.	6.875%	12/15/2012	595	583,844
Pactiv Corp.	5.875%	7/15/2012	1,148	1,154,479
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,298	3,143,957
Sealed Air Corp.†	6.875%	7/15/2033	1,895	1,426,238
Total				6,308,518
Diversified 1.00%
General Electric Capital Corp.	1.80%	3/11/2011	9,099	9,198,416
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	628	681,326
Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	2,648	1,902,906
Total				11,782,648
Diversified Materials & Processing 0.06%
Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	650	718,673
Drugs 0.30%
Hospira, Inc.	6.05%	3/30/2017	2,220	2,096,532
Pfizer, Inc.	7.20%	3/15/2039	1,313	1,489,294
Total				3,585,826
Electric: Equipment/Components 0.29%
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	1,250	1,258,512
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	2,345	2,151,261
Total				3,409,773
Electric: Power 2.68%
Black Hills Corp.	9.00%	5/15/2014	2,255	2,294,801
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	2,200	2,183,896
EDF SA (France)†(a)	6.50%	1/26/2019	630	681,918
EDF SA (France)†(a)	6.95%	1/26/2039	3,120	3,432,156

See Notes to Financial Statements.
24

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Entergy Arkansas	5.66%	2/1/2025	$1,800	$1,535,738
General Electric Capital Corp.	5.90%	5/13/2014	2,108	2,126,371
General Electric Capital Corp.	6.875%	1/10/2039	7,723	7,121,456
Idaho Power Corp.	6.25%	10/15/2037	606	563,919
Kansas City Power & Light Co.	7.15%	4/1/2019	1,261	1,306,535
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,045	1,053,324
Oncor Electric Delivery Co.	7.25%	1/15/2033	728	715,253
Portland General Electric Co.	6.10%	4/15/2019	1,062	1,098,332
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,644,341
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,284	1,211,486
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,275	3,617,958
Toledo Edison Co. (The)	7.25%	5/1/2020	1,076	1,109,270
Total				31,696,754
Electrical: Household 0.29%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	3,430	3,397,309
Electronics: Semi-Conductors/Components 0.39%
Agilent Technologies, Inc.	6.50%	11/1/2017	5,238	4,575,597
Energy Equipment & Services 0.33%
Cameron International Corp.	6.375%	7/15/2018	942	836,049
EQT Corp.	8.125%	6/1/2019	615	635,498
Inergy Finance LP	8.25%	3/1/2016	1,475	1,449,187
Inergy Finance LP†	8.75%	3/1/2015	485	482,575
NRG Energy, Inc.	7.25%	2/1/2014	175	168,000
NRG Energy, Inc.	7.375%	1/15/2017	315	296,888
Total				3,868,197
Entertainment 0.17%
WMG Acquisition Corp.†	9.50%	6/15/2016	1,985	1,992,444
Environmental Services 0.05%
Williams Cos., Inc.†	8.75%	1/15/2020	585	603,590
Financial: Miscellaneous 0.23%
Ford Motor Credit Co. LLC	7.875%	6/15/2010	2,800	2,665,765

See Notes to Financial Statements.
25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services 0.59%
Janus Capital Group, Inc.	6.95%	6/15/2017	$2,027	$1,599,512
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,176	2,446,401
TransCapitalInvest Ltd. for OJSC AK Transneft (Ireland)†(a)	8.70%	8/7/2018	900	865,764
Western Union Co. (The)	6.50%	2/26/2014	2,002	2,099,025
Total				7,010,702
Food 0.24%
Kraft Foods, Inc.	6.875%	1/26/2039	1,652	1,677,056
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,320	1,173,150
Total				2,850,206
Gaming 0.09%
MGM Mirage†	10.375%	5/15/2014	445	460,575
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	465	388,275
Scientific Games International, Inc.†	9.25%	6/15/2019	210	205,275
Total				1,054,125
Healthcare Products 0.61%
Biogen Idec, Inc.	6.00%	3/1/2013	400	410,310
Biogen Idec, Inc.	6.875%	3/1/2018	2,421	2,409,675
Biomet, Inc.	11.625%	10/15/2017	1,005	994,950
HCA, Inc.	9.125%	11/15/2014	3,447	3,395,295
Total				7,210,230
Healthcare Services 0.29%
Medco Health Solutions, Inc.	7.125%	3/15/2018	1,807	1,804,394
UnitedHealth Group, Inc.	6.625%	11/15/2037	2,035	1,663,877
Total				3,468,271
Hospital Supplies 0.13%
Beckman Coulter, Inc.	6.00%	6/1/2015	1,500	1,506,844
Household Furnishings 0.07%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	490	436,100
Sealy Mattress Co.†	10.875%	4/15/2016	370	381,100
Total				817,200

See Notes to Financial Statements.
26

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Products 0.15%
Mueller Water Products, Inc.	7.375%	6/1/2017	$617	$370,200
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,533	1,389,606
Total				1,759,806
Insurance 0.14%
AFLAC, Inc.	8.50%	5/15/2019	1,569	1,627,596
Investment Management Companies 0.36%
BlackRock, Inc.	6.25%	9/15/2017	3,817	3,742,095
Lazard Group LLC	7.125%	5/15/2015	638	557,341
Total				4,299,436
Leisure 0.20%
Seneca Gaming Corp.	7.25%	5/1/2012	485	395,275
Speedway Motorsports, Inc.†	8.75%	6/1/2016	515	516,288
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,690	1,447,062
Total				2,358,625
Machinery: Agricultural 0.37%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	3,488	3,801,484
Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	600	543,000
Total				4,344,484
Machinery: Oil Well Equipment & Services 0.20%
Pride International, Inc.	7.375%	7/15/2014	900	901,125
Pride International, Inc.	8.50%	6/15/2019	1,497	1,515,712
Total				2,416,837
Manufacturing 0.12%
Smiths Group plc (United Kingdom)†(a)	7.20%	5/15/2019	1,238	1,175,549
Wabtec Corp.	6.875%	7/31/2013	222	218,670
Total				1,394,219
Metals & Minerals Miscellaneous 1.24%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,836	3,000,885
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	545	594,293
CII Carbon LLC†	11.125%	11/15/2015	1,525	1,059,875

See Notes to Financial Statements.
27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals Miscellaneous (continued)
Compass Minerals International, Inc.†	8.00%	6/1/2019	$685	$681,575
Compass Minerals International, Inc.	12.00%	6/1/2013	312	326,820
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	4,603	4,951,815
Silgan Holdings, Inc.†	7.25%	8/15/2016	1,810	1,755,700
Teck Resources Ltd. (Canada)†(a)	10.75%	5/15/2019	2,180	2,246,091
Total				14,617,054
Miscellaneous 0.14%
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	925	926,055
Magellan Midstream Partners LP	6.40%	5/1/2037	862	684,596
Total				1,610,651
Natural Gas 0.40%
Atmos Energy Corp.	8.50%	3/15/2019	857	950,531
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2,185	2,277,242
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,469,468
Total				4,697,241
Office Supplies 0.24%
Staples, Inc.	9.75%	1/15/2014	2,614	2,884,965
Oil 0.92%
Mariner Energy, Inc.	7.50%	4/15/2013	585	514,800
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	1,200	1,146,588
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	1,673	1,682,401
Questar Market Resources	6.80%	4/1/2018	922	797,831
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,500	1,356,793
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	3,566	3,214,293
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	2,015	2,096,374
Total				10,809,080
Oil: Crude Producers 0.98%
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,561	1,676,583
Cimarex Energy Co.	7.125%	5/1/2017	1,852	1,615,870
Encore Acquisition Co.	9.50%	5/1/2016	235	229,125
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,378	1,411,320
Key Energy Services, Inc.	8.375%	12/1/2014	535	473,475
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	4,200	4,155,106

See Notes to Financial Statements.
28

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)
Southwestern Energy Co.†	7.50%	2/1/2018	$840	$804,300
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	1,195	1,254,977
Total				11,620,756
Oil: Integrated Domestic 1.00%
Ferrellgas Partners LP†	6.75%	5/1/2014	1,980	1,811,700
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,248,657
National Fuel Gas Co.	8.75%	5/1/2019	3,165	3,336,530
Newfield Exploration Co.	7.125%	5/15/2018	470	425,350
Newfield Exploration Co.	7.625%	3/1/2011	1,057	1,070,213
Pacific Energy Partners LP	6.25%	9/15/2015	2,897	2,610,014
Rockies Express Pipeline LLC†	6.25%	7/15/2013	750	754,655
Rockies Express Pipeline LLC†	6.85%	7/15/2018	495	503,497
Total				11,760,616
Oil: Integrated International 0.11%
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	1,267	1,288,273
Real Estate Investment Trusts 0.03%
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	375	343,125
Retail: Specialty 0.38%
Kohl's Corp.	6.875%	12/15/2037	2,600	2,394,083
Nordstrom, Inc.	6.75%	6/1/2014	2,091	2,106,954
Total				4,501,037
Services 0.24%
Corrections Corp. of America	7.50%	5/1/2011	1,809	1,799,955
Corrections Corp. of America	7.75%	6/1/2017	1,100	1,083,500
Total				2,883,455
Steel 0.66%
Allegheny Technologies, Inc.	8.375%	12/15/2011	547	581,528
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,799	1,838,688
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	5,188	5,336,455
Total				7,756,671
Technology 0.18%
Fisher Scientific International, Inc.	6.75%	8/15/2014	2,104	2,163,625

See Notes to Financial Statements.
29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications 1.42%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	$620	$525,450
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	675	668,250
DigitalGlobe, Inc.†	10.50%	5/1/2014	335	345,888
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	580	571,300
Nextel Communications, Inc.	7.375%	8/1/2015	1,490	1,188,275
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	600	603,000
Sprint Capital Corp.	7.625%	1/30/2011	2,257	2,240,072
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	3,385	2,765,237
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	3,386	3,016,963
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	900	958,500
U.S. Cellular Corp.	6.70%	12/15/2033	870	778,441
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	225	221,800
Verizon Wireless Capital LLC†	5.55%	2/1/2014	1,757	1,859,943
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	975	1,028,625
Total				16,771,744
Telecommunications Equipment 0.39%
Cisco Systems, Inc.	5.90%	2/15/2039	4,762	4,628,412
Telephone-Long Distance 0.08%
Centennial Communications Corp.	10.00%	1/1/2013	840	888,300
Tobacco 0.45%
Altria Group, Inc.	9.95%	11/10/2038	4,767	5,337,267
Transportation: Miscellaneous 0.06%
TGI International Ltd. (Colombia)†(a)	9.50%	10/3/2017	765	763,087
Utilities 0.13%
Commonwealth Edison Co.	6.95%	7/15/2018	1,193	1,177,713
El Paso Electric Co.	7.50%	3/15/2038	441	352,448
Total				1,530,161
Utilities: Electrical 0.35%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,485	2,800,211
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	2,165	1,293,588
Total				4,093,799

See Notes to Financial Statements.
30

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Miscellaneous 0.25%
American Water Capital Corp.	6.593%	10/15/2037	$1,829	$1,523,392
Source Gas LLC†	5.90%	4/1/2017	1,954	1,415,241
Total				2,938,633
Total Corporate Bonds (cost $379,054,855)				385,901,513
FOREIGN GOVERNMENT OBLIGATIONS(a) 3.75%
Dominican Republic (Dominican Republic)†	9.04%	1/23/2018	322	287,767
Export Development Canada (Canada)	2.375%	3/19/2012	2,440	2,502,242
Federal Republic of Brazil (Brazil)	5.875%	1/15/2019	5,050	5,113,125
Federal Republic of Brazil (Brazil)	6.00%	1/17/2017	800	829,200
Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†	5.75%	5/6/2014	1,300	1,307,506
Republic of Colombia (Colombia)	7.375%	3/18/2019	3,008	3,203,520
Republic of Costa Rica (Costa Rica)†	9.995%	8/1/2020	1,239	1,505,385
Republic of El Salvador (El Salvador)†	8.25%	4/10/2032	1,469	1,344,135
Republic of Ghana (Ghana)†	8.50%	10/4/2017	2,000	1,620,000
Republic of Indonesia (Indonesia)†	8.50%	10/12/2035	850	875,500
Republic of Indonesia (Indonesia)†	11.625%	3/4/2019	1,600	2,016,000
Republic of Panama (Panama)	7.25%	3/15/2015	220	237,050
Republic of Panama (Panama)	8.875%	9/30/2027	1,200	1,422,000
Republic of Peru (Peru)	7.125%	3/30/2019	1,720	1,849,000
Republic of Philippines (Philippines)	8.375%	6/17/2019	500	581,250
Republic of Philippines (Philippines)	10.625%	3/16/2025	600	802,500
Republic of South Africa (South Africa)	6.875%	5/27/2019	300	303,000
Republic of Turkey (Turkey)	11.875%	1/15/2030	1,714	2,549,575
Republic of Uruguay (Uruguay)	8.00%	11/18/2022	1,380	1,449,000
Republic of Venezuela (Venezuela)	8.50%	10/8/2014	1,700	1,147,500
Republic of Venezuela (Venezuela)	9.375%	1/13/2034	3,237	1,893,645
Russia Eurobonds (Russia)†	7.50%	3/31/2030	4,047	4,072,858
State of Qatar (Qatar)†	5.15%	4/9/2014	3,200	3,280,000
United Mexican States (Mexico)	5.875%	2/17/2014	3,936	4,168,224
Total Foreign Government Obligations (cost $41,669,334)				44,359,982
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.91%
Federal Home Loan Mortgage Corp.	2.50%	4/23/2014	4,065	4,024,175
Federal National Mortgage Assoc.	4.625%	10/15/2013	5,832	6,342,813

See Notes to Financial Statements.
31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS (continued)
Federal National Mortgage Assoc.	5.25%		9/15/2016	$10,928	$12,147,073
Total Government Sponsored Enterprises Bonds (cost $22,396,569)					22,514,061
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.04%
Federal Home Loan Mortgage Corp.	5.00%		3/1/2019 - 12/1/2021	60,741	63,087,484
Federal Home Loan Mortgage Corp.	5.235	%#	12/1/2037	6,318	6,562,620
Federal Home Loan Mortgage Corp.	5.707	%#	11/1/2035	3,395	3,512,372
Federal Home Loan Mortgage Corp.	5.826	%#	11/1/2036	4,657	4,865,373
Federal Home Loan Mortgage Corp.	6.00%		3/1/2016 - 4/1/2016	762	805,247
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	975	1,051,578
Federal National Mortgage Assoc.(b)	5.00%		TBA	28,700	29,682,085
Federal National Mortgage Assoc.	5.00%		5/1/2023	5,395	5,595,432
Federal National Mortgage Assoc.	5.217	%#	8/1/2038	3,945	4,093,241
Federal National Mortgage Assoc.	5.26	%#	10/1/2035	5,759	5,918,458
Federal National Mortgage Assoc.	5.458	%#	5/1/2037	12,181	12,652,565
Federal National Mortgage Assoc.	5.488	%#	4/1/2036	1,188	1,241,550
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 12/1/2036	99,209	103,135,905
Federal National Mortgage Assoc.	5.53	%#	4/1/2036	2,479	2,590,674
Federal National Mortgage Assoc.	5.545	%#	4/1/2036	1,747	1,829,023
Federal National Mortgage Assoc.	5.633	%#	6/1/2036	3,169	3,314,419
Federal National Mortgage Assoc.	5.639	%#	8/1/2036	4,003	4,195,644
Federal National Mortgage Assoc.	5.675	%#	10/1/2038	7,540	7,833,449
Federal National Mortgage Assoc.	5.725	%#	10/1/2036	4,859	5,101,538
Federal National Mortgage Assoc.	5.727	%#	9/1/2036	3,413	3,580,536
Federal National Mortgage Assoc.	5.822	%#	10/1/2036	2,957	3,084,781
Federal National Mortgage Assoc.	5.905	%#	5/1/2036	3,435	3,547,881
Federal National Mortgage Assoc.	5.927	%#	12/1/2036	9,680	10,115,815
Federal National Mortgage Assoc.	5.928	%#	8/1/2036	8,132	8,467,874
Total Government Sponsored Enterprises Pass-Throughs (cost $285,649,614)					295,865,544

See Notes to Financial Statements.
32

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
MUNICIPAL BONDS 1.81%
Education 0.11%
Texas A&M Univ Rev Fing Sys Ser A	5.00%	5/15/2029	$1,240	$1,293,308
Healthcare 0.33%
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%	5/15/2035	3,820	3,931,964
Miscellaneous 0.61%
New York City NY Sub Ser I-1	5.375%	4/1/2036	3,830	3,934,176
Platte River Pwr Auth CO Rev Ser HH	5.00%	6/1/2028	2,250	2,345,265
UT Transit Auth Rev Build America Bds Ser B	5.937%	6/15/2039	935	916,618
Total				7,196,059
Power 0.11%
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%	5/15/2036	1,320	1,307,209
Pre-Refunded 0.26%
NY St Metro Transn Auth Rev Build America Bds	7.336%	11/15/2039	1,680	1,860,751
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	1,160	1,148,435
Total				3,009,186
Toll Roads 0.11%
IL St Toll Hwy Auth Rev Build America Bds	6.184%	1/1/2034	1,300	1,267,240
Transportation 0.15%
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	560	622,518
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	1,095	1,109,761
Total				1,732,279
Water/Sewer 0.13%
MA St Wtr Res Auth Rev Ser B	5.00%	8/1/2039	1,570	1,586,108
Total Municipal Bonds (cost $20,701,888)				21,323,353
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.40%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,618	2,589,542
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2,667	2,663,874

See Notes to Financial Statements.
33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	$1,436	$1,423,266
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	1,100	1,008,312
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%	11/10/2038	400	357,307
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	1,936	1,922,436
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	2,870	2,476,121
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	5,008	4,426,270
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,176,518
Banc of America Commercial Mortgage, Inc. 2005-4 A5A	4.933%	7/10/2045	1,050	918,614
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	2,000	1,713,024
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,670,791
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.179%#	9/10/2047	3,235	2,869,597
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	3,555	2,980,612
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	524	519,687
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	6,575	6,404,483
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	12,158,237
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,110	1,112,992
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	336,476
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	7,760	6,722,336
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	534	527,867
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	2,320	2,179,774

See Notes to Financial Statements.
34

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	$775	$740,369
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%	10/15/2041	1,444	1,437,831
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	329	327,574
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	1,765	1,530,961
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	875	833,585
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	604	603,607
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	4,150	3,673,621
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	9,071	8,622,846
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	1,069	1,067,611
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	10,800	9,449,001
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.728%#	6/10/2046	865	794,632
CS First Boston Mortgage Securities Corp. 2002 CP5 A2	4.94%	12/15/2035	4,000	3,819,205
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	2,000	1,933,296
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	836,545
CS First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,243,578
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	800	705,044
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	2,113	1,878,708
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	1,530	1,483,181
CS First Boston Mortgage Securities Corp. 2005-C5 AM	5.10%	8/15/2038	1,975	1,252,253
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	203	202,727
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	591	588,798
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	8	7,827

See Notes to Financial Statements.
35

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	$300	$294,255
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	2,150	1,839,469
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	5,835	5,029,334
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.276%#	3/10/2044	1,313	1,321,927
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.336%#	3/10/2044	5,915	5,745,131
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.336%#	3/10/2044	2,620	2,220,418
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	4,008	3,854,291
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	7,462	7,340,800
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	10,370	10,313,910
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	715,450
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,046	4,032,738
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	1,581	1,293,477
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	625	616,754
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%	4/10/2037	7,000	6,825,372
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	248,523
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,130	2,678,938
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	940	917,227
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	2,310	2,139,093
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,000	975,021
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	892,513
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB4 A3	6.162%	5/12/2034	5,000	4,978,573

See Notes to Financial Statements.
36

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	$2,991	$2,851,584
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	173	172,604
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,600	1,391,241
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	795,648
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	1,992	1,946,415
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A4	4.738%	7/15/2042	1,300	1,122,790
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,000	845,643
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	4,636	4,022,147
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	854,707
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	2,247	1,988,156
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	5.861%#	4/15/2045	500	476,124
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	3,000	3,025,476
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	800	748,596
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	3,500	3,305,506
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	1,815	1,711,926
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,496,897
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,533	1,525,301
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	685,984
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	130	129,170
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	296,198

See Notes to Financial Statements.
37

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	$1,360	$1,333,928
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,200	1,033,851
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	3,116,655
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,998	1,975,433
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	2,800	2,457,378
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	7,755	6,883,301
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275	1,246,743
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,258,463
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	594	594,947
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	4,565	3,933,141
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,500	1,438,426
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.422%#	2/12/2039	844	696,287
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	795	735,502
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,030	920,985
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	3,984	3,958,146
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,035	1,048,560
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,940	1,711,531
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	950	854,968
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	520	513,355
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,459	1,427,097
Morgan Stanley Capital I 2006-HQ8 A4	5.386%#	3/12/2044	2,435	2,027,657
Morgan Stanley Capital I 2006-HQ8 AAB	5.39%#	3/12/2044	1,300	1,220,378
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	4,066,205
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	780	780,562
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	7,962	7,770,783
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	5,330	5,093,335
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825	3,557,311

See Notes to Financial Statements.
38

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	$764		$761,201
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,277		2,269,580
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	44		43,628
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,231,351
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		578,353
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	1,000		880,178
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,388,815
Total Non-Agency Commercial Mortgage-Backed Securities (cost $260,857,845)					264,664,297
PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc. (cost $42)	12.00%	8/15/2013	—	(c)	58
U.S. TREASURY OBLIGATIONS 4.78%
U.S. Treasury Notes	1.375%	5/15/2012	4,883		4,880,329
U.S. Treasury Notes	2.25%	5/31/2014	9,500		9,456,582
U.S. Treasury Notes	2.75%	2/15/2019	11,275		10,599,436
U.S. Treasury Notes	3.125%	5/15/2019	11,654		11,324,460
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	2,673		2,693,809
U.S. Treasury Strips	Zero Coupon	11/15/2027	40,649		17,509,597
Total U.S. Treasury Obligations (cost $56,575,124)					56,464,213
Total Long-Term Investments (cost $1,146,321,944)					1,170,607,801
SHORT-TERM INVESTMENTS 7.11%
Repurchase Agreements
Repurchase Agreement dated 5/29/2009, 0.12% due 6/1/2009 with JPMorgan Chase & Co. collateralized by $85,340,000 of Federal Home Loan Mortgage Corp. at 0.289% due 9/21/2009; value: $84,522,698; proceeds: $82,858,829			82,858		82,858,000

See Notes to Financial Statements.
39

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2009

Investments	Principal Amount (000)	Value
Repurchase Agreements (continued)
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $1,135,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $1,137,838; proceeds: $1,112,403	$1,112	$1,112,402
Total Short-Term Investments (cost $83,970,402)		83,970,402
Total Investments in Securities 106.20% (cost $1,230,292,346)		1,254,578,203
Liabilities in Excess of Other Assets (6.20%)		(73,199,779)
Net Assets 100.00%		$1,181,378,424

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign securities traded in U.S. dollars.

  (b)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (c)  Amount is less than $1,000.

  (d)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Financial Statements.
40

Statements of Assets and Liabilities (unaudited)

May 31, 2009

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$320,384,929	$1,230,292,346
Investments in securities, at value	$326,584,240	$1,254,578,203
Receivables:
Investment securities sold	10,041,148	31,561,244
Capital shares sold	3,094,637	15,225,530
Interest and dividends	1,884,163	8,686,699
Variation margin	136,441	–
From advisor (See Note 3)	36,833	132,475
Prepaid expenses and other assets	75,165	159,241
Total assets	341,852,627	1,310,343,392
LIABILITIES:
Payables:
Investment securities purchased	29,930,553	106,440,147
Capital shares reacquired	876,105	20,698,324
12b-1 distribution fees	166,417	402,664
Management fee	107,813	418,135
Variation margin	–	100,285
Trustees' fees	14,712	51,450
Fund administration	9,863	37,744
To affiliates (See Note 3)	–	16,185
Distributions payable	168,124	541,110
Accrued expenses and other liabilities	78,447	258,924
Total liabilities	31,352,034	128,964,968
NET ASSETS	$310,500,593	$1,181,378,424
COMPOSITION OF NET ASSETS:
Paid-in capital	$304,470,632	$1,182,078,384
Distributions in excess of net investment income	(439,258)	(1,892,800)
Accumulated net realized gain (loss) on investments, futures contracts and TBA sale commitments	784,333	(23,093,017)
Net unrealized appreciation on investments and futures contracts	5,684,886	24,285,857
Net Assets	$310,500,593	$1,181,378,424

See Notes to Financial Statements.
41

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

	Core Fixed Income Fund	Total Return Fund
Net assets by class:
Class A Shares	$198,011,021	$543,100,015
Class B Shares	$25,078,152	$42,535,686
Class C Shares	$65,894,405	$138,915,507
Class F Shares	$15,921,892	$352,987,118
Class I Shares	$2,505,293	$76,247,081
Class P Shares	$1,675,592	$22,722,932
Class R2 Shares	$195,350	$670,237
Class R3 Shares	$1,218,888	$4,199,848
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,530,186	52,637,276
Class B Shares	2,353,205	4,127,012
Class C Shares	6,191,466	13,475,033
Class F Shares	1,490,447	34,224,906
Class I Shares	234,494	7,379,937
Class P Shares	156,264	2,192,921
Class R2 Shares	18,285	64,980
Class R3 Shares	114,065	407,212
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.69	$10.32
Class A shares–Maximum offering price (Net asset value plus sales charge of 4.75%)	$11.22	$10.83
Class B Shares–Net asset value	$10.66	$10.31
Class C Shares–Net asset value	$10.64	$10.31
Class F Shares–Net asset value	$10.68	$10.31
Class I Shares–Net asset value	$10.68	$10.33
Class P Shares–Net asset value	$10.72	$10.36
Class R2 Shares–Net asset value	$10.68	$10.31
Class R3 Shares–Net asset value	$10.69	$10.31

See Notes to Financial Statements.
42

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2009

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$5,724,410	$28,785,844
Total investment income	5,724,410	28,785,844
Expenses:
Management fee	535,584	2,316,345
12b-1 distribution plan–Class A	273,589	868,561
12b-1 distribution plan–Class B	106,769	198,637
12b-1 distribution plan–Class C	250,635	620,605
12b-1 distribution plan–Class F	2,905	130,772
12b-1 distribution plan–Class P	3,406	46,399
12b-1 distribution plan–Class R2	538	1,128
12b-1 distribution plan–Class R3	1,595	6,372
Shareholder servicing	178,186	738,635
Professional	25,227	30,741
Reports to shareholders	10,584	64,134
Fund administration	47,607	206,898
Custody	8,516	14,431
Trustees' fees	3,008	14,240
Registration	48,199	80,108
Subsidy (See Note 3)	–	115,876
Other	3,286	9,990
Gross expenses	1,499,634	5,463,872
Expense reductions (See Note 7)	(524)	(2,371)
Expenses reimbursed by advisor (See Note 3)	(205,070)	(744,187)
Net expenses	1,294,040	4,717,314
Net investment income	4,430,370	24,068,530
Realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and TBA sale commitments	2,818,052	(9,520,057)
Net change in unrealized depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	15,716,038	103,293,700
Net realized and unrealized gain	18,534,090	93,773,643
Net Increase in Net Assets Resulting From Operations	$22,964,460	$117,842,173

See Notes to Financial Statements.
43

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$4,430,370	$6,646,208
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	2,818,052	(175,780)
Net change in unrealized appreciation/depreciation on investments and futures contracts	15,716,038	(12,234,842)
Net increase (decrease) in net assets resulting from operations	22,964,460	(5,764,414)
Distributions to shareholders from:
Net investment income
Class A	(3,289,819)	(4,786,476)
Class B	(383,840)	(677,104)
Class C	(890,797)	(1,322,441)
Class F	(119,391)	(8,836)
Class I	(47,728)	(94,893)
Class P	(31,465)	(62,293)
Class R2	(3,617)	(3,364)
Class R3	(12,961)	(8,763)
Total distributions to shareholders	(4,779,618)	(6,964,170)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	154,319,885	107,314,000
Reinvestment of distributions	3,890,315	6,291,635
Cost of shares reacquired	(45,099,372)	(49,179,318)
Net increase in net assets resulting from capital share transactions	113,110,828	64,426,317
Net increase in net assets	131,295,670	51,697,733
NET ASSETS:
Beginning of period	$179,204,923	$127,507,190
End of period	$310,500,593	$179,204,923
Distributions in excess of net investment income	$(439,258)	$(90,010)

See Notes to Financial Statements.
44

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$24,068,530	$40,928,594
Net realized loss on investments, futures contracts, foreign currency related transactions and TBA sale commitments	(9,520,057)	(7,311,969)
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	103,293,700	(90,773,680)
Net increase (decrease) in net assets resulting from operations	117,842,173	(57,157,055)
Distributions to shareholders from:
Net investment income
Class A	(12,361,433)	(24,945,639)
Class B	(863,164)	(1,701,604)
Class C	(2,689,144)	(5,170,560)
Class F	(6,802,429)	(3,001,719)
Class I	(2,391,984)	(6,480,605)
Class P	(505,422)	(961,112)
Class R2	(8,896)	(2,318)
Class R3	(61,386)	(50,810)
Total distributions to shareholders	(25,683,858)	(42,314,367)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	376,834,229	560,403,625
Reinvestment of distributions	22,184,654	37,551,065
Cost of shares reacquired	(247,257,905)	(368,837,741)
Net increase in net assets resulting from capital share transactions	151,760,978	229,116,949
Net increase in net assets	243,919,293	129,645,527
NET ASSETS:
Beginning of period	$937,459,131	$807,813,604
End of period	$1,181,378,424	$937,459,131
Distributions in excess of net investment income	$(1,892,800)	$(277,472)

See Notes to Financial Statements.
45

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.66	$10.58	$10.48	$10.68	$10.81
Investment operations:
Net investment income(a)	.20		.46	.47	.45	.38	.31
Net realized and unrealized gain (loss)	.82		(.74)	.07	.11	(.16)	.08
Total from investment operations	1.02		(.28)	.54	.56	.22	.39
Distributions to shareholders from:
Net investment income	(.22)		(.49)	(.46)	(.46)	(.41)	(.37)
Net realized gain	–		–	–	–	(.01)	(.15)
Total distributions	(.22)		(.49)	(.46)	(.46)	(.42)	(.52)
Net asset value, end of period	$10.69		$9.89	$10.66	$10.58	$10.48	$10.68
Total Return(b)	10.29	%(c)	(2.82)%	5.24%	5.47%	2.10%	3.72%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(c)	.90%	1.05%	.93%	.92%	1.04%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	1.04%
Expenses, excluding expense reductions and expenses reimbursed	.53	%(c)	1.16%	1.38%	1.34%	1.34%	1.32%
Net investment income	1.94	%(c)	4.44%	4.45%	4.36%	3.53%	2.92%
Supplemental Data:
Net assets, end of period (000)	$198,011		$118,139	$80,992	$58,487	$47,029	$36,168
Portfolio turnover rate	401.17	%(c)	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.86		$10.63	$10.56	$10.46	$10.66	$10.79
Investment operations:
Net investment income(a)	.17		.40	.40	.39	.31	.25
Net realized and unrealized gain (loss)	.82		(.75)	.06	.10	(.16)	.08
Total from investment operations	.99		(.35)	.46	.49	.15	.33
Distributions to shareholders from:
Net investment income	(.19)		(.42)	(.39)	(.39)	(.34)	(.31)
Net realized gain	–		–	–	–	(.01)	(.15)
Total distributions	(.19)		(.42)	(.39)	(.39)	(.35)	(.46)
Net asset value, end of period	$10.66		$9.86	$10.63	$10.56	$10.46	$10.66
Total Return(b)	9.96	%(c)	(3.36)%	4.48%	4.80%	1.44%	3.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.55%	1.70%	1.59%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.77	%(c)	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	.86	%(c)	1.81%	2.03%	1.99%	1.95%	1.93%
Net investment income	1.64	%(c)	3.81%	3.82%	3.71%	2.89%	2.31%
Supplemental Data:
Net assets, end of period (000)	$25,078		$17,783	$14,555	$13,697	$13,932	$14,054
Portfolio turnover rate	401.17	%(c)	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
47

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.85		$10.62	$10.54	$10.44	$10.64	$10.77
Investment operations:
Net investment income(a)	.17		.40	.40	.38	.31	.25
Net realized and unrealized gain (loss)	.81		(.75)	.07	.11	(.16)	.08
Total from investment operations	.98		(.35)	.47	.49	.15	.33
Distributions to shareholders from:
Net investment income	(.19)		(.42)	(.39)	(.39)	(.34)	(.31)
Net realized gain	–		–	–	–	(.01)	(.15)
Total distributions	(.19)		(.42)	(.39)	(.39)	(.35)	(.46)
Net asset value, end of period	$10.64		$9.85	$10.62	$10.54	$10.44	$10.64
Total Return(b)	9.97	%(c)	(3.47)%	4.56%	4.80%	1.43%	3.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.55%	1.70%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.77	%(c)	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	.86	%(c)	1.81%	2.03%	1.99%	1.95%	1.93%
Net investment income	1.62	%(c)	3.80%	3.79%	3.71%	2.89%	2.31%
Supplemental Data:
Net assets, end of period (000)	$65,894		$39,144	$28,533	$25,121	$22,487	$15,098
Portfolio turnover rate	401.17	%(c)	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
48

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.66	$10.50
Investment operations:
Net investment income(b)	.20		.49	.08
Net realized and unrealized gain (loss)	.82		(.75)	.16
Total from investment operations	1.02		(.26)	.24
Distributions to shareholders from:
Net investment income	(.23)		(.51)	(.08)
Net asset value, end of period	$10.68		$9.89	$10.66
Total Return(c)	10.42	%(d)	(2.60)%	2.31	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.31	%(d)	.65%	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.31	%(d)	.64%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.40	%(d)	.87%	.19	%(d)
Net investment income	1.92	%(d)	4.74%	.78	%(d)
Supplemental Data:
Net assets, end of period (000)	$15,922		$408	$10
Portfolio turnover rate	401.17	%(d)	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
49

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.66	$10.58	$10.48	$10.68	$10.82
Investment operations:
Net investment income(a)	.22		.50	.50	.49	.42	.39
Net realized and unrealized gain (loss)	.81		(.75)	.07	.10	(.16)	.05
Total from investment operations	1.03		(.25)	.57	.59	.26	.44
Distributions to shareholders from:
Net investment income	(.24)		(.52)	(.49)	(.49)	(.45)	(.43)
Net realized gain	–		–	–	–	(.01)	(.15)
Total distributions	(.24)		(.52)	(.49)	(.49)	(.46)	(.58)
Net asset value, end of period	$10.68		$9.89	$10.66	$10.58	$10.48	$10.68
Total Return(b)	10.49	%(c)	(2.48)%	5.58%	5.85%	2.46%	4.20%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.28	%(c)	.55%	.68%	.58%	.57%	.63%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.28	%(c)	.55%	.55%	.55%	.55%	.63%
Expenses, excluding expense reductions and expenses reimbursed	.36	%(c)	.81%	1.00%	.99%	.95%	1.14%
Net investment income	2.14	%(c)	4.80%	4.74%	4.70%	3.89%	3.66%
Supplemental Data:
Net assets, end of period (000)	$2,505		$1,773	$2,284	$614	$521	$445
Portfolio turnover rate	401.17	%(c)	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.
(c) Not annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.92		$10.70	$10.62	$10.52	$10.72	$10.86
Investment operations:
Net investment income(a)	.20		.45	.46	.45	.37	.32
Net realized and unrealized gain (loss)	.82		(.76)	.07	.10	(.16)	.06
Total from investment operations	1.02		(.31)	.53	.55	.21	.38
Distributions to shareholders from:
Net investment income	(.22)		(.47)	(.45)	(.45)	(.40)	(.37)
Net realized gain	–		–	–	–	(.01)	(.15)
Total distributions	(.22)		(.47)	(.45)	(.45)	(.41)	(.52)
Net asset value, end of period	$10.72		$9.92	$10.70	$10.62	$10.52	$10.72
Total Return(b)	10.21	%(c)	(2.90)%	5.13%	5.36%	1.99%	3.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.00%	1.15%	1.03%	1.02%	1.10%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.10%
Expenses, excluding expense reductions and expenses reimbursed	.59	%(c)	1.26%	1.48%	1.44%	1.42%	1.42%
Net investment income	1.92	%(c)	4.33%	4.34%	4.27%	3.46%	2.96%
Supplemental Data:
Net assets, end of period (000)	$1,676		$1,530	$1,113	$1,252	$687	$278
Portfolio turnover rate	401.17	%(c)	399.63%	337.44%	455.93%	416.16%	434.57%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
51

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.66	$10.50
Investment operations:
Net investment income(b)	.19		.44	.07
Net realized and unrealized gain (loss)	.81		(.75)	.16
Total from investment operations	1.00		(.31)	.23
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.07)
Net asset value, end of period	$10.68		$9.89	$10.66
Total Return(c)	10.17	%(d)	(3.02)%	2.23	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.57	%(d)	1.09%	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.57	%(d)	1.09%	.19	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.66	%(d)	1.33%	.26	%(d)
Net investment income	1.86	%(d)	4.31%	.71	%(d)
Supplemental Data:
Net assets, end of period (000)	$195		$171	$10
Portfolio turnover rate	401.17	%(d)	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
52

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.66	$10.50
Investment operations:
Net investment income(b)	.19		.45	.08
Net realized and unrealized gain (loss)	.82		(.75)	.16
Total from investment operations	1.01		(.30)	.24
Distributions to shareholders from:
Net investment income	(.21)		(.47)	(.08)
Net asset value, end of period	$10.69		$9.89	$10.66
Total Return(c)	10.22	%(d)	(2.97)%	2.25	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.52	%(d)	1.04%	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.52	%(d)	1.04%	.17	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.60	%(d)	1.29%	.24	%(d)
Net investment income	1.86	%(d)	4.29%	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,219		$257	$10
Portfolio turnover rate	401.17	%(d)	399.63%	337.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
53

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.44		$10.48	$10.44	$10.32	$10.55	$10.64
Investment operations:
Net investment income(a)	.23		.49	.46	.44	.38	.33
Net realized and unrealized gain (loss)	.90		(1.03)	.04	.13	(.13)	.11
Total from investment operations	1.13		(.54)	.50	.57	.25	.44
Distributions to shareholders from:
Net investment income	(.25)		(.50)	(.46)	(.45)	(.42)	(.38)
Net realized gain	–		–	–	–	(.06)	(.15)
Total distributions	(.25)		(.50)	(.46)	(.45)	(.48)	(.53)
Net asset value, end of period	$10.32		$9.44	$10.48	$10.44	$10.32	$10.55
Total Return(b)	12.17	%(c)	(5.45)%	4.94%	5.67%	2.37%	4.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(c)	.90%	1.05%	.93%	.92%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	1.03%
Expenses, excluding expense reductions and expenses reimbursed	.52	%(c)	1.05%	1.24%	1.16%	1.19%	1.27%
Net investment income	2.32	%(c)	4.79%	4.50%	4.33%	3.61%	3.09%
Supplemental Data:
Net assets, end of period (000)	$543,100		$467,605	$464,651	$298,212	$146,376	$89,186
Portfolio turnover rate	363.54	%(c)	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
54

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.46	$10.43	$10.31	$10.54	$10.63
Investment operations:
Net investment income(a)	.20		.42	.40	.38	.31	.26
Net realized and unrealized gain (loss)	.89		(1.01)	.02	.12	(.13)	.11
Total from investment operations	1.09		(.59)	.42	.50	.18	.37
Distributions to shareholders from:
Net investment income	(.21)		(.44)	(.39)	(.38)	(.35)	(.31)
Net realized gain	–		–	–	–	(.06)	(.15)
Total distributions	(.21)		(.44)	(.39)	(.38)	(.41)	(.46)
Net asset value, end of period	$10.31		$9.43	$10.46	$10.43	$10.31	$10.54
Total Return(b)	11.83	%(c)	(5.98)%	4.17%	5.01%	1.73%	3.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.55%	1.71%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.77	%(c)	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	.84	%(c)	1.71%	1.89%	1.81%	1.83%	1.88%
Net investment income	2.01	%(c)	4.15%	3.87%	3.70%	2.97%	2.48%
Supplemental Data:
Net assets, end of period (000)	$42,536		$36,665	$38,089	$35,387	$34,254	$34,319
Portfolio turnover rate	363.54	%(c)	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
55

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.47	$10.44	$10.32	$10.54	$10.64
Investment operations:
Net investment income(a)	.20		.42	.40	.37	.31	.26
Net realized and unrealized gain (loss)	.89		(1.02)	.02	.13	(.12)	.10
Total from investment operations	1.09		(.60)	.42	.50	.19	.36
Distributions to shareholders from:
Net investment income	(.21)		(.44)	(.39)	(.38)	(.35)	(.31)
Net realized gain	–		–	–	–	(.06)	(.15)
Total distributions	(.21)		(.44)	(.39)	(.38)	(.41)	(.46)
Net asset value, end of period	$10.31		$9.43	$10.47	$10.44	$10.32	$10.54
Total Return(b)	11.70	%(c)	(5.98)%	4.16%	4.98%	1.81%	3.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.55%	1.70%	1.58%	1.57%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.77	%(c)	1.55%	1.55%	1.55%	1.55%	1.65%
Expenses, excluding expense reductions and expenses reimbursed	.84	%(c)	1.70%	1.89%	1.81%	1.83%	1.88%
Net investment income	2.01	%(c)	4.14%	3.84%	3.65%	2.97%	2.47%
Supplemental Data:
Net assets, end of period (000)	$138,916		$113,387	$115,649	$71,619	$30,352	$21,460
Portfolio turnover rate	363.54	%(c)	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
56

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.47	$10.35
Investment operations:
Net investment income(b)	.24		.49	.08
Net realized and unrealized gain (loss)	.90		(1.01)	.12
Total from investment operations	1.14		(.52)	.20
Distributions to shareholders from:
Net investment income	(.26)		(.52)	(.08)
Net asset value, end of period	$10.31		$9.43	$10.47
Total Return(c)	12.19	%(d)	(5.27)%	1.98	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.32	%(d)	.64%	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.32	%(d)	.64%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.39	%(d)	.78%	.17	%(d)
Net investment income	2.43	%(d)	5.03%	.81	%(d)
Supplemental Data:
Net assets, end of period (000)	$352,987		$206,730	$10
Portfolio turnover rate	363.54	%(d)	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
57

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.45		$10.49	$10.46	$10.34	$10.57	$10.66
Investment operations:
Net investment income(a)	.25		.53	.50	.48	.42	.37
Net realized and unrealized gain (loss)	.89		(1.03)	.03	.13	(.14)	.11
Total from investment operations	1.14		(.50)	.53	.61	.28	.48
Distributions to shareholders from:
Net investment income	(.26)		(.54)	(.50)	(.49)	(.45)	(.42)
Net realized gain	–		–	–	–	(.06)	(.15)
Total distributions	(.26)		(.54)	(.50)	(.49)	(.51)	(.57)
Net asset value, end of period	$10.33		$9.45	$10.49	$10.46	$10.34	$10.57
Total Return(b)	12.24	%(c)	(5.01)%	5.21%	6.05%	2.74%	4.64%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.28	%(c)	.55%	.72%	.58%	.57%	.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.28	%(c)	.55%	.55%	.55%	.55%	.65%
Expenses, excluding expense reductions and expenses reimbursed	.35	%(c)	.71%	.90%	.81%	.84%	.90%
Net investment income	2.52	%(c)	5.14%	4.86%	4.70%	3.99%	3.47%
Supplemental Data:
Net assets, end of period (000)	$76,247		$91,558	$170,881	$294,912	$186,322	$75,801
Portfolio turnover rate	363.54	%(c)	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
58

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.48		$10.52	$10.49	$10.37	$10.60	$10.69
Investment operations:
Net investment income(a)	.23		.48	.46	.44	.37	.33
Net realized and unrealized gain (loss)	.89		(1.02)	.02	.12	(.13)	.11
Total from investment operations	1.12		(.54)	.48	.56	.24	.44
Distributions to shareholders from:
Net investment income	(.24)		(.50)	(.45)	(.44)	(.41)	(.38)
Net realized gain	–		–	–	–	(.06)	(.15)
Total distributions	(.24)		(.50)	(.45)	(.44)	(.47)	(.53)
Net asset value, end of period	$10.36		$9.48	$10.52	$10.49	$10.37	$10.60
Total Return(b)	12.08	%(c)	(5.51)%	4.74%	5.57%	2.29%	4.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.00%	1.15%	1.03%	1.02%	1.09%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses, excluding expense reductions and expenses reimbursed	.57	%(c)	1.15%	1.34%	1.26%	1.29%	1.36%
Net investment income	2.29	%(c)	4.69%	4.43%	4.25%	3.55%	3.15%
Supplemental Data:
Net assets, end of period (000)	$22,723		$19,264	$18,513	$9,903	$2,781	$677
Portfolio turnover rate	363.54	%(c)	302.65%	333.35%	468.89%	420.64%	390.93%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
59

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.47	$10.35
Investment operations:
Net investment income(b)	.22		.47	.08
Net realized and unrealized gain (loss)	.89		(1.03)	.12
Total from investment operations	1.11		(.56)	.20
Distributions to shareholders from:
Net investment income	(.23)		(.48)	(.08)
Net asset value, end of period	$10.31		$9.43	$10.47
Total Return(c)	11.93	%(d)	(5.56)%	1.90	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.56	%(d)	1.05%	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.56	%(d)	1.05%	.19	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.64	%(d)	1.20%	.24	%(d)
Net investment income	2.18	%(d)	4.83%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$670		$176	$10
Portfolio turnover rate	363.54	%(d)	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
60

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.47	$10.35
Investment operations:
Net investment income(b)	.22		.47	.08
Net realized and unrealized gain (loss)	.90		(1.02)	.12
Total from investment operations	1.12		(.55)	.20
Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.08)
Net asset value, end of period	$10.31		$9.43	$10.47
Total Return(c)	11.98	%(d)	(5.51)%	1.92	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.52	%(d)	1.04%	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.52	%(d)	1.04%	.17	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.59	%(d)	1.19%	.22	%(d)
Net investment income	2.24	%(d)	4.69%	.75	%(d)
Supplemental Data:
Net assets, end of period (000)	$4,200		$2,075	$10
Portfolio turnover rate	363.54	%(d)	302.65%	333.35%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
61

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' prospectuses.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or

62

Notes to Financial Statements (unaudited)(continued)

less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments, future contracts, translation of assets and liabilities denominated in foreign currency and to-be-announced ("TBA") sale commitments on each Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts and TBA sale commitments on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the

63

Notes to Financial Statements (unaudited)(continued)

amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of May 31, 2009, Core Fixed Income Fund had open futures contracts.

(h)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(j)  Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying

64

Notes to Financial Statements (unaudited)(continued)

securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(l)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing each Fund's investments carried at value:

	Core Fixed Income Fund		Total Return Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 – Quoted Prices	$28,622,841	$(514,425)	$83,970,403
Level 2 – Other Significant Observable Inputs	297,961,399	-	1,170,607,800
Total	$326,584,240	$(514,425)	$1,254,578,203

*Other financial instruments represent futures contracts.

(m)  Disclosures about Derivative Instruments and Hedging Activities–The Funds adopted FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective December 1, 2009.

  The Core Fixed Income Fund entered into U.S. Treasury futures contracts during the period ended May 31, 2009 (as described in note 2(g)) to hedge against changes in interest rates. The Core Fixed Income Fund bears the risk of interest rates moving unexpectedly, in which

65

Notes to Financial Statements (unaudited)(continued)

case the Core Fixed Income Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Core Fixed Income Fund since futures were exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

  As of May 31, 2009, the Core Fixed Income Fund had a futures interest rate contract with a cumulative unrealized loss of $514,425, which is included in the Schedule of Investments. Only the current day's variation margin is included in the Statement of Assets and Liabilities. Amounts of $(554,143) and $(496,934) are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on investments, futures contracts and TBA sales commitments and Net change in unrealized depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sales commitments, respectively. The average number of futures contracts throughout the period was 130.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of each Fund's average daily net assets.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
F	.65%
I	.55%
P	1.00%
R2	1.15%
R3	1.05%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

66

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of the Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of May 31, 2009 the percentage of Total Return Fund's outstanding shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund were approximately 4.69% and 0.85%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

	Distributor Commissions	Dealers' Concessions
Core Fixed Income Fund	$227,451	$1,145,583
Total Return Fund	365,835	1,838,716

Distributor received the following amount of CDSCs for the six months ended May 31, 2009:

	Class A	Class C
Core Fixed Income Fund	$12,417	$8,236
Total Return Fund	3,674	15,156

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if

67

Notes to Financial Statements (unaudited)(continued)

any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$4,779,618	$6,964,170	$25,683,858	$42,314,367
Total distributions paid	$4,779,618	$6,964,170	$25,683,858	$42,314,367

As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates were as follows:

	2014	2016	Total
Core Fixed Income Fund	$1,491,502	$282,762	$1,774,264
Total Return Fund	4,293,328	5,771,769	10,065,097

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$320,661,875	$1,232,070,026
Gross unrealized gain	7,928,684	34,650,536
Gross unrealized loss	(2,006,319)	(12,142,359)
Net unrealized security gain	$5,922,365	$22,508,177

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$368,090,001	$706,535,636	$789,982,386	$201,993,459
Total Return Fund	2,765,111,846	1,335,279,855	2,929,381,951	1,140,600,865

* Includes U.S. Government sponsored enterprise securities.

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Notes to Financial Statements (unaudited)(continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks. Each of Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund's performance.

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Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

CORE FIXED INCOME FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,455,832	$97,630,464	6,850,344	$71,410,544
Converted from Class B*	100,840	1,037,798	38,206	395,094
Reinvestment of distributions	283,376	2,952,656	441,454	4,605,844
Shares reacquired	(3,254,056)	(33,636,262)	(2,982,563)	(30,835,889)
Increase	6,585,992	$67,984,656	4,347,441	$45,575,593
Class B Shares
Shares sold	962,154	$9,897,652	943,222	$9,815,232
Reinvestment of distributions	29,099	302,145	54,433	567,007
Shares reacquired	(339,696)	(3,503,936)	(525,446)	(5,424,546)
Converted to Class A*	(101,132)	(1,037,798)	(38,310)	(395,094)
Increase	550,425	$5,658,063	433,899	$4,562,599
Class C Shares
Shares sold	2,771,431	$28,650,290	2,301,744	$23,753,392
Reinvestment of distributions	53,502	554,812	95,355	991,315
Shares reacquired	(607,162)	(6,242,904)	(1,110,616)	(11,471,645)
Increase	2,217,771	$22,962,198	1,286,483	$13,273,062
Class F Shares
Shares sold	1,531,524	$15,851,637	63,315	$654,439
Reinvestment of distributions	1,598	16,721	501	5,103
Shares reacquired	(83,935)	(883,927)	(23,514)	(239,436)
Increase	1,449,187	$14,984,431	40,302	$420,106
Class I Shares
Shares sold	71,211	$733,715	10,322	$108,226
Reinvestment of distributions	4,534	47,217	9,781	102,353
Shares reacquired	(20,531)	(211,898)	(55,050)	(581,681)
Increase (decrease)	55,214	$569,034	(34,947)	$(371,102)
Class P Shares
Shares sold	43,346	$445,776	98,744	$1,036,654
Reinvestment of distributions	756	7,918	1,461	15,380
Shares reacquired	(42,033)	(431,541)	(50,014)	(523,704)
Increase	2,069	$22,153	50,191	$528,330
Class R2 Shares
Shares sold	5,265	$54,581	20,325	$209,706
Reinvestment of distributions	20	210	47	491
Shares reacquired	(4,258)	(43,714)	(4,071)	(41,092)
Increase	1,027	$11,077	16,301	$169,105
Class R3 Shares
Shares sold	101,435	$1,055,770	31,004	$325,807
Reinvestment of distributions	824	8,636	400	4,142
Shares reacquired	(14,173)	(145,190)	(6,382)	(61,325)
Increase	88,086	$919,216	25,022	$268,624

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

70

Notes to Financial Statements (unaudited)(continued)

TOTAL RETURN FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,188,262	$150,034,491	22,274,531	$227,657,956
Converted from Class B*	137,907	1,379,895	134,636	1,365,006
Reinvestment of distributions	1,128,071	11,253,675	2,268,497	23,124,652
Shares reacquired	(13,373,958)	(131,159,912)	(19,477,722)	(196,807,364)
Increase	3,080,282	$31,508,149	5,199,942	$55,340,250
Class B Shares
Shares sold	968,551	$9,557,009	1,470,577	$15,030,052
Reinvestment of distributions	68,684	684,101	135,125	1,375,152
Shares reacquired	(662,357)	(6,538,887)	(1,220,809)	(12,371,790)
Converted to Class A*	(138,045)	(1,379,895)	(134,769)	(1,365,006)
Increase	236,833	$2,322,328	250,124	$2,668,408
Class C Shares
Shares sold	3,057,193	$30,274,979	3,975,745	$40,684,560
Reinvestment of distributions	139,316	1,388,757	259,509	2,641,397
Shares reacquired	(1,748,710)	(17,226,940)	(3,257,997)	(32,940,957)
Increase	1,447,799	$14,436,796	977,257	$10,385,000
Class F Shares
Shares sold	17,135,814	$169,714,129	25,813,308	$260,195,655
Reinvestment of distributions	643,814	6,421,526	313,195	3,032,523
Shares reacquired	(5,472,689)	(53,659,532)	(4,209,508)	(40,464,074)
Increase	12,306,939	$122,476,123	21,916,995	$222,764,104
Class I Shares
Shares sold	859,350	$8,752,858	324,461	$3,342,834
Reinvestment of distributions	222,923	2,222,616	682,214	6,998,703
Shares reacquired	(3,393,530)	(33,918,696)	(7,608,432)	(77,637,585)
Decrease	(2,311,257)	$(22,943,222)	(6,601,757)	$(67,296,048)
Class P Shares
Shares sold	473,531	$4,707,515	979,724	$10,075,897
Reinvestment of distributions	17,953	179,695	36,136	369,556
Shares reacquired	(331,454)	(3,274,316)	(742,800)	(7,570,241)
Increase	160,030	$1,612,894	273,060	$2,875,212
Class R2 Shares
Shares sold	72,133	$703,778	18,703	$192,137
Reinvestment of distributions	36	363	51	519
Shares reacquired	(25,841)	(256,278)	(1,073)	(10,257)
Increase	46,328	$447,863	17,681	$182,399
Class R3 Shares
Shares sold	308,305	$3,089,470	313,629	$3,224,534
Reinvestment of distributions	3,388	33,921	890	8,563
Shares reacquired	(124,528)	(1,223,344)	(95,443)	(972,473)
Increase	187,165	$1,900,047	219,076	$2,260,624

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

71

Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

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Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreements before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board observed that the investment performance of the Class I shares of the Core Fixed Income Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that the Fund's investment performance was higher that of the Lipper Intermediate Investment-Grade Index for each of

73

those periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other classes of the Fund's shares.

The Board observed that the investment performance of the Class A shares of the Total Return Fund was in the second quintile of its performance universe for the nine-month and one-year periods and in the first quintile for the three-year and five-year periods. The Board also observed that the Fund's investment performance was higher than that that of the Lipper Intermediate Investment-Grade Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Core Fixed Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board also observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately six basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fourteen basis points below the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratios of Class I and Class P were approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the

74

entire period the expense ratios of Class R2 and Class R3 would have been approximately eight basis points and one basis point higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Total Return Fund, the Board noted that it and Lord Abbett had implemented an expense reimbursement agreement through March 31, 2009 that reduced the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately seven basis points below the median of the peer group and the actual management and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately one basis point below the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point above the median of the peer group, the total expense ratio of Class P was approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately four basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately seven basis points and one basis point higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

75

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information
of shareholders of the fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACORE-3-0509
(07/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2009

Lord Abbett Investment Trust
Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Investment Trust – Strategic Allocation Funds for the six-month period ended May 31, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/08	5/31/09	12/1/08 - 5/31/09
Class A
Actual	$1,000.00	$1,136.20	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,131.70	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,132.10	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class F
Actual	$1,000.00	$1,136.50	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.44	$0.50
Class I
Actual	$1,000.00	$1,137.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,134.40	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R2
Actual	$1,000.00	$1,137.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class R3
Actual	$1,000.00	$1,135.20	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.47

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2009

Portfolio Allocation	%*
Equity	64.84%
Fixed Income	35.13%
Short-Term Investment	0.03%
Total	100.00%

*  Represents percent of total investments.

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/08	5/31/09	12/1/08 - 5/31/09
Class A
Actual	$1,000.00	$1,128.10	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,123.60	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$1,123.50	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.04
Class F
Actual	$1,000.00	$1,128.90	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,129.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,127.20	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R2
Actual	$1,000.00	$1,129.00	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.92	$0.00
Class R3
Actual	$1,000.00	$1,126.60	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.48	$2.47

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expense of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2009

Portfolio Allocation	%**
Equity	99.89%
Short-Term Investment	0.11%
Total	100.00%

*  Represents percent of total investments.

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/08	5/31/09	12/1/08 - 5/31/09
Class A
Actual	$1,000.00	$1,185.10	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,180.30	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$1,180.20	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class F
Actual	$1,000.00	$1,185.70	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,185.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,184.00	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.78	$2.17
Class R2
Actual	$1,000.00	$1,187.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class R3
Actual	$1,000.00	$1,183.00	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.43% for Class P, 0.00% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expense of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2009

Portfolio Allocation	%*
Equity	34.84%
Fixed Income	65.05%
Short-Term Investment	0.11%
Total	100.00%

*  Represents percent of total investments.

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/08	5/31/09	12/1/08 - 5/31/09
Class A
Actual	$1,000.00	$1,158.30	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,155.70	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$1,155.70	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class F
Actual	$1,000.00	$1,160.00	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,161.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,157.50	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.27
Class R2
Actual	$1,000.00	$1,161.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class R3
Actual	$1,000.00	$1,158.50	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.52

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.00% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#   Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2009

Portfolio Allocation	%*
Equity	80.00%
Fixed Income	19.84%
Short-Term Investment	0.16%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments (unaudited)

BALANCED STRATEGY FUND May 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	33,010,573	$281,250
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	22,627,580	143,685
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I(d)	18,929,783	172,829
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(e)	5,135,656	114,320
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,571,368	21,908
Lord Abbett Investment Trust - High Yield Fund - Class I(e)	24,695,426	155,334
Lord Abbett Securities Trust - International Core Equity Fund - Class I(g)	7,313,292	71,817
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(h)	7,734,825	54,453
Lord Abbett Investment Trust - Total Return Fund - Class I(i)	5,372,160	55,494
Total Investments in Underlying Funds (cost $1,385,506,360)		$1,071,090

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.03%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $365,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $365,913; proceeds: $358,599 (cost $358,598)	$359	$359
Total Investments in Securities 99.92% (cost $1,385,864,958)		1,071,449
Other Assets in Excess of Liabilities 0.08%		834
Net Assets 100.00%		$1,072,283

(a)  Affiliated issuers (See Note 8).

(b)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)    Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)  Fund investment objective is to seek current income and capital appreciation.

(e)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(f)    Fund investment objective is to seek a high level of current income.

(g)  Fund investment objective is to seek long-term capital appreciation.

(h)  Fund investment objective is to seek a high level of total return.

(i)    Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	1,678,235	$14,299
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(c)	876,919	19,520
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	363,144	4,775
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	1,045,534	9,525
Lord Abbett Research Fund,Inc. - Growth Opportunities Fund - Class I*(e)	644,056	9,764
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,293,727	12,705
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	934,175	8,566
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I*(h)	2,257,239	9,593
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(g)	924,835	9,544
Total Investments in Underlying Funds (cost $121,573,870)		$98,291

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.11%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Mortgage Corp. at 2.875% due 4/30/2010; value: $112,475; proceeds: $106,575 (cost $106,575)	$107	$107
Total Investments in Securities 99.93% (cost $121,680,445)		98,398
Other Assets in Excess of Liabilities 0.07%		71
Net Assets 100.00%		$98,469

*  Non-income producing security.

(a)  Affiliated issuers (See Note 8).

(b)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)    Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(d)  Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(e)  Fund investment objective is capital appreciation.

(f)    Fund investment objective is to seek long-term capital appreciation.

(g)  Fund investment objective is long-term capital appreciation.

(h)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

DIVERSIFIED INCOME STRATEGY FUND May 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.41%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	302,043	$2,574
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	2,172,016	13,792
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I(d)	3,034,648	27,706
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	235,766	2,009
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	6,500,829	40,890
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	779,696	5,489
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	976,676	10,089
Total Investments in Underlying Funds (cost $122,645,693)		$102,549

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.11%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $120,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $120,300; proceeds: $115,066 (cost $115,066)	$115	$115
Total Investments in Securities 99.52% (cost $122,760,759)		102,664
Other Assets in Excess of Liabilities 0.48%		490
Net Assets 100.00%		$103,154

(a)  Affiliated issuers (See Note 8).

(b)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)    Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)  Fund investment objective is to seek current income and capital appreciation.

(e)  Fund investment objective is to seek a high level of current income.

(f)    Fund investment objective is to seek a high level of total return.

(g)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH & INCOME STRATEGY FUND May 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.66%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,152,147	$35,376
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I(c)	2,989,230	27,292
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(d)	2,352,932	52,376
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	774,727	6,601
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	3,790,147	34,528
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	941,996	14,281
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	10,096,854	63,509
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	5,831,308	57,263
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	2,569,125	18,087
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	2,037,140	18,681

Investments	Shares	Value (000)
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I*(k)	1,855,494	$7,886
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(j)	1,645,294	16,979
Total Investments in Underlying Funds (cost $476,588,883)		$352,859

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH & INCOME STRATEGY FUND May 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.16%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $575,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $576,438; proceeds: $563,331 (cost $563,330)	$563	$563
Total Investments in Securities 99.82% (cost $477,152,213)		353,422
Other Assets in Excess of Liabilities 0.18%		630
Net Assets 100.00%		$354,052

*  Non-income producing security.

(a)  Affiliated issuers (See Note 8).

(b)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)    Fund investment objective is to seek current income and capital appreciation.

(d)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(e)    Fund investment objective is to seek a high level of current income.

(f)    Fund investment objective is capital appreciation.

(g)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(h)  Fund investment objective is to seek long-term capital appreciation.

(i)    Fund objective is to seek a high level of total return.

(j)    Fund investment objective is long-term capital appreciation.

(k)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities (unaudited)

May 31, 2009

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,385,864,958	$121,680,445
Investments in securities, at value	$1,071,448,829	$98,397,748
Receivables:
Interest and dividends	2,229,062	–
Capital shares sold	2,374,166	272,529
From affiliates (See Note 3)	188,544	34,329
Prepaid expenses and other assets	86,414	60,724
Total assets	1,076,327,015	98,765,330
LIABILITIES:
Payables:
Investment securities purchased	407,371	–
Capital shares reacquired	2,461,787	175,412
12b-1 distribution fees	527,177	43,790
Trustees' fees	105,543	1,749
Accrued expenses and other liabilities	541,932	75,377
Total liabilities	4,043,810	296,328
NET ASSETS	$1,072,283,205	$98,469,002
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,419,002,490	$130,035,065
Distributions in excess of net investment income	(3,418,450)	(79,883)
Accumulated net realized loss on investments	(28,884,706)	(8,203,483)
Net unrealized depreciation on investments	(314,416,129)	(23,282,697)
Net Assets	$1,072,283,205	$98,469,002

See Notes to Financial Statements.
12

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2009

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$835,545,543	$65,577,587
Class B Shares	$78,325,317	$6,458,491
Class C Shares	$146,002,433	$25,374,453
Class F Shares	$3,255,538	$477,018
Class I Shares	$1,715,166	$411,143
Class P Shares	$5,628,265	$61,029
Class R2 Shares	$8,042	$6,859
Class R3 Shares	$1,802,901	$102,422
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	100,235,838	5,659,701
Class B Shares	9,399,217	560,933
Class C Shares	17,563,466	2,208,106
Class F Shares	390,857	41,192
Class I Shares	205,754	35,302
Class P Shares	677,536	5,229
Class R2 Shares	956	591
Class R3 Shares	216,479	8,856
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$8.34	$11.59
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$8.85	$12.30
Class B Shares–Net asset value	$8.33	$11.51
Class C Shares–Net asset value	$8.31	$11.49
Class F Shares–Net asset value	$8.33	$11.58
Class I Shares–Net asset value	$8.34	$11.65
Class P Shares–Net asset value	$8.31	$11.67
Class R2 Shares–Net asset value	$8.41	$11.61
Class R3 Shares–Net asset value	$8.33	$11.57

See Notes to Financial Statements.
13

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2009

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$122,760,759	$477,152,213
Investments in securities, at value	$102,664,172	$353,422,299
Receivables:
Interest and dividends	403,416	471,176
Capital shares sold	568,132	1,196,238
From affiliates (See Note 3)	28,361	85,988
Prepaid expenses and other assets	68,118	78,806
Total assets	103,732,199	355,254,507
LIABILITIES:
Payables:
Investment securities purchased	50,048	326,178
Capital shares reacquired	346,847	495,487
12b-1 distribution fees	50,286	170,387
Trustees' fees	3,437	14,424
Distributions payable	65,496	–
Accrued expenses and other liabilities	61,971	195,760
Total liabilities	578,085	1,202,236
NET ASSETS	$103,154,114	$354,052,271
COMPOSITION OF NET ASSETS:
Paid-in capital	$125,753,473	$488,102,363
Undistributed (distributions in excess of) net investment income	(86,961)	441,011
Accumulated net realized loss on investments	(2,415,811)	(10,761,189)
Net unrealized depreciation on investments	(20,096,587)	(123,729,914)
Net Assets	$103,154,114	$354,052,271

See Notes to Financial Statements.
14

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$74,615,734	$261,313,032
Class B Shares	$6,175,661	$24,214,724
Class C Shares	$21,597,260	$67,381,875
Class F Shares	$478,543	$488,213
Class I Shares	$123,396	$377,603
Class P Shares	$9,336	$1,379
Class R2 Shares	$8,588	$7,340
Class R3 Shares	$145,596	$268,105
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	6,277,702	22,047,623
Class B Shares	514,658	2,054,007
Class C Shares	1,798,147	5,715,136
Class F Shares	40,281	41,197
Class I Shares	10,422	31,762
Class P Shares	779	116.193
Class R2 Shares	716	613.776
Class R3 Shares	12,244	22,643
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$11.89	$11.85
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.62	$12.57
Class B Shares–Net asset value	$12.00	$11.79
Class C Shares–Net asset value	$12.01	$11.79
Class F Shares–Net asset value	$11.88	$11.85
Class I Shares–Net asset value	$11.84	$11.89
Class P Shares–Net asset value	$11.98	$11.87
Class R2 Shares–Net asset value	$11.99	$11.96
Class R3 Shares–Net asset value	$11.89	$11.84

See Notes to Financial Statements.
15

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2009

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$27,538,550	$713,683
Interest	47	15
Total investment income	27,538,597	713,698
Expenses:
Management fee	480,607	43,130
12b-1 distribution plan–Class A	1,309,874	104,769
12b-1 distribution plan–Class B	361,341	27,360
12b-1 distribution plan–Class C	655,239	101,087
12b-1 distribution plan–Class F	1,056	113
12b-1 distribution plan–Class P	11,565	148
12b-1 distribution plan–Class R2	1	2
12b-1 distribution plan–Class R3	1,914	129
Shareholder servicing	1,012,895	159,912
Professional	22,079	15,354
Reports to shareholders	100,125	6,239
Custody	9,121	1,893
Trustees' fees	13,584	1,192
Registration	75,563	38,154
Other	15,234	2,662
Gross expenses	4,070,198	502,144
Expense reductions (See Note 7)	(2,342)	(202)
Expenses assumed by Underlying Funds (See Note 3)	(1,246,259)	(225,204)
Management fee waived (See Note 3)	(480,607)	(43,130)
Net expenses	2,340,990	233,608
Net investment income	25,197,607	480,090
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	–	365,201
Net realized loss on investments	(24,907,194)	(7,782,716)
Net change in unrealized depreciation on investments	125,512,517	16,555,413
Net realized and unrealized gain	100,605,323	9,137,898
Net Increase in Net Assets Resulting From Operations	$125,802,930	$9,617,988

See Notes to Financial Statements.
16

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2009

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$3,429,572	$6,737,113
Interest	17	24
Total investment income	3,429,589	6,737,137
Expenses:
Management fee	43,264	151,756
12b-1 distribution plan–Class A	109,189	393,177
12b-1 distribution plan–Class B	25,602	101,559
12b-1 distribution plan–Class C	92,779	288,737
12b-1 distribution plan–Class F	117	110
12b-1 distribution plan–Class P	18	37
12b-1 distribution plan–Class R2	1	1
12b-1 distribution plan–Class R3	297	485
Shareholder servicing	113,161	438,959
Professional	14,644	16,556
Reports to shareholders	6,544	32,537
Custody	1,884	4,154
Trustees' fees	1,166	4,230
Registration	41,457	59,302
Other	2,683	5,843
Gross expenses	452,806	1,497,443
Expense reductions (See Note 7)	(197)	(701)
Expenses assumed by Underlying Funds (See Note 3)	(181,342)	(560,880)
Management fee waived (See Note 3)	(43,264)	(151,756)
Net expenses	228,003	784,106
Net investment income	3,201,586	5,953,031
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	–	293,448
Net realized loss on investments	(1,325,618)	(9,123,492)
Net change in unrealized depreciation on investments	13,379,963	50,170,604
Net realized and unrealized gain	12,054,345	41,340,560
Net Increase in Net Assets Resulting From Operations	$15,255,931	$47,293,591

See Notes to Financial Statements.
17

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$25,197,607	$51,458,211
Capital gains received from Underlying Funds	–	32,595,435
Net realized loss on investments	(24,907,194)	(16,043,454)
Net change in unrealized appreciation/depreciation on investments	125,512,517	(526,484,550)
Net increase (decrease) in net assets resulting from operations	125,802,930	(458,474,358)
Distributions to shareholders from:
Net investment income
Class A	(23,528,637)	(54,515,430)
Class B	(1,999,330)	(4,870,039)
Class C	(3,628,034)	(8,422,316)
Class F	(60,016)	(33,735)
Class I	(44,140)	(53,687)
Class P	(159,615)	(399,548)
Class R2	(213)	(470)
Class R3	(21,519)	(12,210)
Net realized gain
Class A	(5,033,958)	(47,915,584)
Class B	(498,665)	(5,098,854)
Class C	(892,604)	(8,507,580)
Class F	(9,228)	(438)
Class I	(8,591)	(39,426)
Class P	(35,406)	(366,828)
Class R2	(48)	(436)
Class R3	(2,906)	(437)
Total distributions to shareholders	(35,922,910)	(130,237,018)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	158,824,629	320,241,339
Reinvestment of distributions	33,702,067	120,580,737
Cost of shares reacquired	(167,686,529)	(347,923,562)
Net increase in net assets resulting from capital share transactions	24,840,167	92,898,514
Net increase (decrease) in net assets	114,720,187	(495,812,862)
NET ASSETS:
Beginning of period	$957,563,018	$1,453,375,880
End of period	$1,072,283,205	$957,563,018
Undistributed (distributions in excess of) net investment income	$(3,418,450)	$825,447

See Notes to Financial Statements.
18

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$480,090	$241,088
Capital gains received from Underlying Funds	365,201	2,296,206
Net realized loss on investments	(7,782,716)	(709,771)
Net change in unrealized appreciation/depreciation on investments	16,555,413	(40,855,279)
Net increase (decrease) in net assets resulting from operations	9,617,988	(39,027,756)
Distributions to shareholders from:
Net investment income
Class A	(1,430,016)	(385,642)
Class B	(77,243)	(30,623)
Class C	(279,775)	(113,992)
Class F	(1,343)	(107)
Class I	(8,815)	(13,020)
Class P	(1,303)	(456)
Class R2	(146)	(99)
Class R3	(941)	(101)
Net realized gain
Class A	(976,871)	(1,571,930)
Class B	(84,403)	(211,520)
Class C	(292,712)	(667,123)
Class F	(827)	(362)
Class I	(5,301)	(43,163)
Class P	(1,063)	(3,684)
Class R2	(92)	(361)
Class R3	(688)	(361)
Total distributions to shareholders	(3,161,539)	(3,042,544)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	22,486,236	80,775,711
Reinvestment of distributions	2,941,208	2,793,238
Cost of shares reacquired	(19,416,178)	(19,278,421)
Net increase in net assets resulting from capital share transactions	6,011,266	64,290,528
Net increase in net assets	12,467,715	22,220,228
NET ASSETS
Beginning of period	$86,001,287	$63,781,059
End of period	$98,469,002	$86,001,287
Undistributed (distribution in excess of) net investment income	$(79,883)	$1,239,609

See Notes to Financial Statements.
19

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$3,201,586	$5,353,629
Capital gains received from Underlying Funds	–	971,680
Net realized loss on investments	(1,325,618)	(1,958,571)
Net change in unrealized appreciation/depreciation on investments	13,379,963	(32,047,379)
Net increase (decrease) in net assets resulting from operations	15,255,931	(27,680,641)
Distributions to shareholders from:
Net investment income
Class A	(2,517,305)	(4,095,470)
Class B	(187,391)	(330,775)
Class C	(675,314)	(1,109,260)
Class F	(10,264)	(4,754)
Class I	(3,934)	(6,007)
Class P	(325)	(627)
Class R2	(296)	(554)
Class R3	(4,708)	(4,888)
Net realized gain
Class A	(388,527)	(520,237)
Class B	(31,420)	(49,555)
Class C	(114,727)	(164,109)
Class F	(764)	(81)
Class I	(519)	(829)
Class P	(53)	(78)
Class R2	(49)	(81)
Class R3	(745)	(81)
Total distributions to shareholders	(3,936,341)	(6,287,386)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	28,793,632	44,342,143
Reinvestment of distributions	3,465,940	5,357,489
Cost of shares reacquired	(15,526,077)	(29,904,113)
Net increase in net assets resulting from capital share transactions	16,733,495	19,795,519
Net increase (decrease) in net assets	28,053,085	(14,172,508)
NET ASSETS:
Beginning of period	$75,101,029	$89,273,537
End of period	$103,154,114	$75,101,029
Undistributed (distributions in excess of) net investment income	$(86,961)	$110,990

See Notes to Financial Statements.
20

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$5,953,031	$9,720,224
Capital gains received from Underlying Funds	293,448	12,975,672
Net realized loss on investments	(9,123,492)	(2,052,266)
Net change in unrealized appreciation/depreciation on investments	50,170,604	(185,739,990)
Net increase (decrease) in net assets resulting from operations	47,293,591	(165,096,360)
Distributions to shareholders from:
Net investment income
Class A	(10,876,700)	(7,839,548)
Class B	(899,333)	(522,688)
Class C	(2,583,859)	(1,557,717)
Class F	(6,313)	(1,399)
Class I	(18,179)	(10,871)
Class P	(965)	(737)
Class R2	(299)	(214)
Class R3	(8,477)	(3,029)
Net realized gain
Class A	(4,311,335)	(16,727,175)
Class B	(387,879)	(1,500,497)
Class C	(1,117,051)	(4,579,482)
Class F	(1,131)	(571)
Class I	(6,945)	(19,567)
Class P	(406)	(1,901)
Class R2	(123)	(569)
Class R3	(3,241)	(569)
Total distributions to shareholders	(20,222,236)	(32,766,534)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	67,801,065	170,743,532
Reinvestment of distributions	19,250,407	30,975,620
Cost of shares reacquired	(54,552,580)	(95,989,306)
Net increase in net assets resulting from capital share transactions	32,498,892	105,729,846
Net increase (decrease) in net assets	59,570,247	(92,133,048)
NET ASSETS:
Beginning of period	$294,482,024	$386,615,072
End of period	$354,052,271	$294,482,024
Undistributed net investment income	$441,011	$8,882,105

See Notes to Financial Statements.
21

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.62		$12.27	$12.13	$11.53	$11.53	$10.58
Investment operations:
Net investment income(a)	.20		.42	.36	.35	.35	.37
Net realized and unrealized gain (loss)	.81		(3.99)	.53	.99	.12	.91
Total from investment operations	1.01		(3.57)	.89	1.34	.47	1.28
Distributions to shareholders from:
From net investment income	(.24)		(.56)	(.40)	(.40)	(.37)	(.33)
Net realized gain	(.05)		(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(.29)		(1.08)	(.75)	(.74)	(.47)	(.33)
Net asset value, end of period	$8.34		$7.62	$12.27	$12.13	$11.53	$11.53
Total Return(c)	13.62	%(d)	(31.62)%	7.66%	12.12%	4.12%	12.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.17	%(d)	.31%	.32%	.35%	.35%	.37%
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.17	%(d)	.31%	.32%	.35%	.35%	.37%
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.35	%(d)	.65%	.63%	.64%	.65%	.80%
Net investment income	2.68	%(d)	4.06%	2.98%	3.04%	3.03%	3.35%
Supplemental Data:
Net assets, end of period (000)	$835,546		$744,325	$1,124,757	$1,009,374	$879,442	$704,342
Portfolio turnover rate	9.47	%(d)	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
22

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.62		$12.25	$12.12	$11.52	$11.52	$10.57
Investment operations:
Net investment income(a)	.18		.35	.28	.27	.27	.30
Net realized and unrealized gain (loss)	.79		(3.97)	.52	.99	.13	.91
Total from investment operations	.97		(3.62)	.80	1.26	.40	1.21
Distributions to shareholders from:
Net investment income	(.21)		(.49)	(.32)	(.32)	(.30)	(.26)
Net realized gain	(.05)		(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(.26)		(1.01)	(.67)	(.66)	(.40)	(.26)
Net asset value, end of period	$8.33		$7.62	$12.25	$12.12	$11.52	$11.52
Total Return(c)	13.17	%(d)	(31.99)%	6.90%	11.42%	3.49%	11.64%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.50	%(d)	.96%	.97%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.50	%(d)	.96%	.97%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.68	%(d)	1.30%	1.28%	1.29%	1.30%	1.50%
Net investment income	2.36	%(d)	3.41%	2.34%	2.36%	2.38%	2.68%
Supplemental Data:
Net assets, end of period (000)	$78,325		$73,656	$120,103	$116,482	$104,715	$84,783
Portfolio turnover rate	9.47	%(d)	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
23

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.60		$12.23	$12.10	$11.50	$11.51	$10.56
Investment operations:
Net investment income(a)	.18		.35	.28	.29	.28	.30
Net realized and unrealized gain (loss)	.79		(3.97)	.53	.98	.11	.92
Total from investment operations	.97		(3.62)	.81	1.27	.39	1.22
Distributions to shareholders from:
Net investment income	(.21)		(.49)	(.33)	(.33)	(.30)	(.27)
Net realized gain	(.05)		(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(.26)		(1.01)	(.68)	(.67)	(.40)	(.27)
Net asset value, end of period	$8.31		$7.60	$12.23	$12.10	$11.50	$11.51
Total Return(c)	13.21	%(d)	(32.03)%	6.95%	11.46%	3.43%	11.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.50	%(d)	.96%	.97%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.50	%(d)	.96%	.97%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.68	%(d)	1.30%	1.29%	1.29%	1.30%	1.49%
Net investment income	2.36	%(d)	3.41%	2.32%	2.49%	2.50%	2.75%
Supplemental Data:
Net assets, end of period (000)	$146,002		$131,719	$198,510	$159,864	$119,578	$82,232
Portfolio turnover rate	9.47	%(d)	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
24

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.62		$12.27	$11.99
Investment operations:
Net investment income(b)				–	(c)
Net realized and unrealized gain				.16
Total from investment operations				.16
Net asset value on SEC Effective Date, September 14, 2007				$12.15
Investment operations:
Net investment income(b)	.19		.43	.09
Net realized and unrealized gain (loss)	.82		(3.97)	.09
Total from investment operations	1.01		(3.54)	.18
Distributions to shareholders from:
Net investment income	(.25)		(.59)	(.06)
Net realized gain	(.05)		(.52)	–
Total distributions	(.30)		(1.11)	(.06)
Net asset value, end of period	$8.33		$7.62	$12.27
Total Return(d)				1.33	%(e)(f)
Total Return(d)	13.65	%(e)	(31.43)%	1.48	%(e)(g)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.05	%(e)	.10%	.00	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.05	%(e)	.10%	.00	%(e)
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.23	%(e)	.41%	.09	%(e)
Net investment income	2.56	%(e)	4.57%	.72	%(e)
Supplemental Data:
Net assets, end of period (000)	$3,256		$1,355	$10
Portfolio turnover rate	9.47	%(e)	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
25

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30				10/20/2004(a) to
	(unaudited)		2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$7.63		$12.28	$12.14	$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.21		.36	.41	.41	.38	.14
Net realized and unrealized gain (loss)	.80		(3.89)	.52	.97	.13	.41
Total from investment operations	1.01		(3.53)	.93	1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.25)		(.60)	(.44)	(.44)	(.40)	(.03)
Net realized gain	(.05)		(.52)	(.35)	(.34)	(.10)	–
Total distributions	(.30)		(1.12)	(.79)	(.78)	(.50)	(.03)
Net asset value, end of period	$8.34		$7.63	$12.28	$12.14	$11.54	$11.53
Total Return(c)	13.71	%(d)	(31.62)%	8.02%	12.49%	4.57%	4.95	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.18	%(d)	.30%	.29%	.29%	.30%	.05	%(d)
Net investment income	2.79%		3.49%	3.34%	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,715		$823	$1,289	$739	$531	$441
Portfolio turnover rate	9.47	%(d)	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
26

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.60		$12.23	$12.10	$11.50	$11.51	$10.57
Investment operations:
Net investment income(a)	.20		.40	.33	.37	.41	.51
Net realized and unrealized gain (loss)	.79		(3.96)	.54	.96	.04	.76
Total from investment operations	.99		(3.56)	.87	1.33	.45	1.27
Distributions to shareholders from:
Net investment income	(.23)		(.55)	(.39)	(.39)	(.36)	(.33)
Net realized gain	(.05)		(.52)	(.35)	(.34)	(.10)	– (b)
Total distributions	(.28)		(1.07)	(.74)	(.73)	(.46)	(.33)
Net asset value, end of period	$8.31		$7.60	$12.23	$12.10	$11.50	$11.51
Total Return(c)	13.44%		(31.62)%	7.51%	12.06%	4.00%	12.21%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.22	%(d)	.41%	.42%	.45%	.45%	.45%
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.22	%(d)	.41%	.42%	.45%	.45%	.45%
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.40	%(d)	.75%	.74%	.74%	.75%	.83%
Net investment income	2.64	%(d)	3.90%	2.74%	3.18%	3.59%	4.63%
Supplemental Data:
Net assets, end of period (000)	$5,628		$5,255	$8,686	$3,737	$2,520	$715
Portfolio turnover rate	9.47	%(d)	14.88%	40.85%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
27

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.67		$12.27	$11.99
Investment operations:
Net investment income(b)				–	(c)
Net realized and unrealized gain				.16
Total from investment operations				.16
Net asset value on SEC Effective Date, September 14, 2007				$12.15
Investment operations:
Net investment income(b)	.22		.44	.08
Net realized and unrealized gain (loss)	.80		(3.99)	.09
Total from investment operations	1.02		(3.55)	.17
Distributions to shareholders from:
Net investment income	(.23)		(.53)	(.05)
Net realized gain	(.05)		(.52)	–
Total distributions	(.28)		(1.05)	(.05)
Net asset value, end of period	$8.41		$7.67	$12.27
Total Return(d)				1.33	%(e)(f)
Total Return(d)	13.77	%(e)	(31.35)%	1.39	%(e)(g)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.00	%(e)	.05%	.11	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.00	%(e)	.05%	.11	%(e)
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.18	%(e)	.39%	.20	%(e)
Net investment income	2.85	%(e)	4.32%	.61	%(e)
Supplemental Data:
Net assets, end of period (000)	$8		$7	$10
Portfolio turnover rate	9.47	%(e)	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
28

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.61		$12.27	$11.99
Investment operations:
Net investment income(b)				–	(c)
Net realized and unrealized gain				.16
Total from investment operations				.16
Net asset value on SEC Effective Date, September 14, 2007				$12.15
Investment operations:
Net investment income(b)	.18		.37	.08
Net realized and unrealized gain (loss)	.82		(3.95)	.09
Total from investment operations	1.00		(3.58)	.17
Distributions to shareholders from:
Net investment loss	(.23)		(.56)	(.05)
Net realized gain	(.05)		(.52)	–
Total distributions	(.28)		(1.08)	(.05)
Net asset value, end of period	$8.33		$7.67	$12.27
Total Return(d)				1.33	%(e)(f)
Total Return(d)	13.52	%(e)	(31.75)%	1.41	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, reimbursed and waived*	.24	%(e)	.49%	.08	%(e)
Expenses, including expense reductions and expenses assumed, reimbursed and waived*	.24	%(e)	.49%	.08	%(e)
Expenses, excluding expense reductions and expenses assumed, and reimbursed and waived	.42	%(e)	.80%	.17	%(e)
Net investment income	2.31	%(e)	3.85%	.64	%(e)
Supplemental Data:
Net assets, end of period (000)	$1,803		$423	$10
Portfolio turnover rate	9.47	%(e)	14.88%	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.
29

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30		6/29/2006(a) to
	(unaudited)		2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$10.68		$18.26	$16.48	$15.00
Investment operations:
Net investment income(b)	.07		.07	.09	.01
Net realized and unrealized gain (loss)	1.24		(6.82)	1.98	1.47
Total from investment operations	1.31		(6.75)	2.07	1.48
Distributions to shareholders from:
Net investment income	(.24)		(.16)	(.22)	–
Net realized gain	(.16)		(.67)	(.07)	–
Total distributions	(.40)		(.83)	(.29)	–
Net asset value, end of period	$11.59		$10.68	$18.26	$16.48
Total Return(c)	12.81	%(d)	(38.72)%	12.80%	9.87	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.17	%(d)	.35%	.35%	.34	%(e)
Expenses, includi ng expense reductions and expenses assumed, and waived*	.17	%(d)	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.48	%(d)	.98%	1.04%	2.58	%(e)
Net investment income	.68	%(d)	.50%	.48%	.12	%(e)
Supplemental Data:
Net assets, end of period (000)	$65,578		$61,965	$40,864	$8,432
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
30

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30		6/29/2006(a) to
	(unaudited)		2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$18.11	$16.44	$15.00
Investment operations:
Net investment income (loss)(b)	.03		(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.23		(6.75)	1.99	1.47
Total from investment operations	1.26		(6.78)	1.95	1.44
Distributions to shareholders from:
Net investment income	(.15)		(.10)	(.21)	–
Net realized gain	(.16)		(.67)	(.07)	–
Total distributions	(.31)		(.77)	(.28)	–
Net asset value, end of period	$11.51		$10.56	$18.11	$16.44
Total Return(c)	12.36	%(d)	(39.12)%	12.09%	9.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.81	%(d)	1.63%	1.70%	2.91	%(e)
Net investment income (loss)	.30	%(d)	(.23)%	(.25)%	(.43	)%(e)
Supplemental Data:
Net assets, end of period (000)	$6,458		$5,399	$5,446	$745
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
31

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30		6/29/2006(a) to
	(unaudited)		2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$10.55		$18.11	$16.44	$15.00
Investment from operations:
Net investment income (loss)(b)	.03		(.03)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.23		(6.75)	2.00	1.47
Total from investment operations	1.26		(6.78)	1.95	1.44
Distributions to shareholders from:
Net investment income	(.16)		(.11)	(.21)	–
Net realized gain	(.16)		(.67)	(.07)	–
Total distributions	(.32)		(.78)	(.28)	–
Net asset value, end of period	$11.49		$10.55	$18.11	$16.44
Total Return(c)	12.35	%(d)	(39.11)%	12.08%	9.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.81	%(d)	1.63%	1.70%	2.81	%(e)
Net investment income (loss)	.26	%(d)	(.23)%	(.28)%	(.45	)%(e)
Supplemental Data:
Net assets, end of period (000)	$25,374		$18,194	$16,992	$1,232
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
32

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.69		$18.27	$18.53
Investment operations:
Net investment income(b)	.02		.11	.04
Net realized and unrealized gain (loss)	1.29		(6.82)	(.30)
Total from investment operations	1.31		(6.71)	(.26)
Distributions to shareholders from:
Net investment income	(.26)		(.20)	–
Net realized gain	(.16)		(.67)	–
Total distributions	(.42)		(.87)	–
Net asset value, end of period	$11.58		$10.69	$18.27
Total Return(c)	12.89	%(d)	(38.58)%	(1.40	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.05	%(d)	.09%	.02	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.05	%(d)	.09%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.36	%(d)	.77%	.16	%(d)
Net investment income	.17	%(d)	.78%	.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$477		$54	$10
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
33

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30		6/29/2006(a) to
	(unaudited)		2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$10.75		$18.35	$16.51	$15.00
Investment from operations:
Net investment income(b)	.08		.55	.19	.04
Net realized and unrealized gain (loss)	1.25		(7.28)	1.95	1.47
Total from investment operations	1.33		(6.73)	2.14	1.51
Distributions to shareholders from:
Net investment income	(.27)		(.20)	(.23)	–
Net realized gain	(.16)		(.67)	(.07)	–
Total distributions	(.43)		(.87)	(.30)	–
Net asset value, end of period	$11.65		$10.75	$18.35	$16.51
Total Return(c)	12.98	%(d)	(38.50)%	13.20%	10.07	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.00%	.00%	.00	%(e)(f)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.31	%(d)	.60%	.67%	2.79	%(f)
Net investment income	.81	%(d)	3.55%	1.06%	.64	%(f)
Supplemental Data:
Net assets, end of period (000)	$411		$268	$351	$167
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.
34

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30		6/29/2006(a) to
	(unaudited)		2008	2007	11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$10.72		$18.26	$16.48	$15.00
Investment operations:
Net investment income (loss)(b)	.06		.04	(.02)	–	(c)
Net realized and unrealized gain (loss)	1.25		(6.83)	2.07	1.48
Total from investment operations	1.31		(6.79)	2.05	1.48
Distributions to shareholders from:
Net investment income	(.20)		(.08)	(.20)	–
Net realized gain	(.16)		(.67)	(.07)	–
Total distributions	(.36)		(.75)	(.27)	–
Net asset value, end of period	$11.67		$10.72	$18.26	$16.48
Total Return(d)	12.72	%(e)	(38.77)%	12.66%	9.87	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.22	%(e)	.45%	.45%	.43	%(f)
Expenses, including expense reductions and expenses assumed, and waived*	.22	%(e)	.45%	.45%	.18	%(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.53	%(e)	1.07%	1.08%	13.53	%(f)
Net investment income (loss)	.62	%(e)	.25%	(.12)%	(.05	)%(f)
Supplemental Data:
Net assets, end of period (000)	$61		$71	$99	$6
Portfolio turnover rate	10.56	%(e)	4.73%	49.07%	.00	%(e)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than ($.01).

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.
35

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.71		$18.26	$18.53
Investment operations:
Net investment income(b)	.08		.10	.03
Net realized and unrealized gain (loss)	1.24		(6.80)	(.30)
Total from investment operations	1.32		(6.70)	(.27)
Distributions to shareholders from:
Net investment income	(.26)		(.18)	–
Net realized gain	(.16)		(.67)	–
Total distributions	(.42)		(.85)	–
Net asset value, end of period	$11.61		$10.71	$18.26
Total Return(c)	12.90	%(d)	(38.47)%	(1.46	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.10%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.10%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.31	%(d)	.71%	.24	%(d)
Net investment income	.81	%(d)	.67%	.15	%(d)
Supplemental Data:
Net assets, end of period (000)	$7		$6	$10
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
36

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$18.26	$18.53
Investment operations:
Net investment income(b)	.05		.04	.03
Net realized and unrealized gain (loss)	1.24		(6.78)	(.30)
Total from investment operations	1.29		(6.74)	(.27)
Distributions to shareholders from:
Net investment income	(.22)		(.19)	–
Net realized gain	(.16)		(.67)	–
Total distributions	(.38)		(.86)	–
Net asset value, end of period	$11.57		$10.66	$18.26
Total Return(c)	12.66	%(d)	(38.75)%	(1.46	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.24	%(d)	.45%	.08	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.24	%(d)	.45%	.08	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.55	%(d)	1.09%	.22	%(d)
Net investment income	.46	%(d)	.25%	.17	%(d)
Supplemental Data:
Net assets, end of period (000)	$102		$45	$10
Portfolio turnover rate	10.56	%(d)	4.73%	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
37

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.50		$15.49	$15.69	$14.93	$15.00
Investment operations:
Net investment income(b)	.41		.84	.79	.69	.23
Net realized and unrealized gain (loss)	1.49		(4.83)	(.17)	.73	(.11)
Total from investment operations	1.90		(3.99)	.62	1.42	.12
Distributions to shareholders from:
Net investment income	(.44)		(.87)	(.79)	(.66)	(.19)
Net realized gain	(.07)		(.13)	(.03)	–	–
Total distributions	(.51)		(1.00)	(.82)	(.66)	(.19)
Net asset value, end of period	$11.89		$10.50	$15.49	$15.69	$14.93
Total Return(c)	18.51	%(d)	(27.14)%	4.00%	9.78%	.83	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.17	%(d)	.35%	.35%	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.17	%(d)	.35%	.35%	.35%	.14	%(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.43	%(d)	.84%	.79%	.83%	8.13	%(e)
Net investment income	3.77	%(d)	6.07%	4.98%	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$74,616		$53,884	$63,034	$30,867	$6,403
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
38

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$15.61	$15.78	$14.92	$15.00
Investment operations:
Net investment income(b)	.38		.76	.69	.61	.18
Net realized and unrealized gain (loss)	1.49		(4.86)	(.17)	.72	(.10)
Total from investment operations	1.87		(4.10)	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.40)		(.78)	(.66)	(.47)	(.16)
Net realized gain	(.07)		(.13)	(.03)	–	–
Total distributions	(.47)		(.91)	(.69)	(.47)	(.16)
Net asset value, end of period	$12.00		$10.60	$15.61	$15.78	$14.92
Total Return(c)	18.03	%(d)	(27.55)%	3.33%	9.07%	.55	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.96	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.76	%(d)	1.49%	1.44%	1.48%	10.03	%(e)
Net investment income	3.44	%(d)	5.40%	4.35%	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$6,176		$4,396	$6,063	$2,974	$326
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
39

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$15.62	$15.79	$14.91	$15.00
Investment operations:
Net investment income(b)	.38		.76	.69	.60	.18
Net realized and unrealized gain (loss)	1.49		(4.86)	(.17)	.73	(.10)
Total from investment operations	1.87		(4.10)	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.40)		(.78)	(.66)	(.45)	(.17)
Net realized gain	(.07)		(.13)	(.03)	–	–
Total distributions	(.47)		(.91)	(.69)	(.45)	(.17)
Net asset value, end of period	$12.01		$10.61	$15.62	$15.79	$14.91
Total Return(c)	18.02	%(d)	(27.54)%	3.31%	9.05%	.57	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.99	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.76	%(d)	1.49%	1.44%	1.48%	6.26	%(e)
Net investment income	3.45	%(d)	5.42%	4.35%	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$21,597		$16,527	$20,037	$10,379	$2,525
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
40

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50		$15.48	$15.82
Investment operations:
Net investment income(b)	.42		.95	.12
Net realized and unrealized gain (loss)	1.48		(4.89)	(.32)
Total from investment operations	1.90		(3.94)	(.20)
Distributions to shareholders from:
Net investment income	(.45)		(.91)	(.14)
Net realized gain	(.07)		(.13)	–
Total distributions	(.52)		(1.04)	(.14)
Net asset value, end of period	$11.88		$10.50	$15.48
Total Return(c)	18.57	%(d)	(26.89)%	(1.28	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.05	%(d)	.09%	.02	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.05	%(d)	.09%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.30	%(d)	.59%	.12	%(d)
Net investment income	3.80	%(d)	7.23%	.77	%(d)
Supplemental Data:
Net assets, end of period (000)	$479		$104	$10
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
41

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$15.44	$15.63	$14.95	$15.00	(a)
Investment operations:
Net investment income(b)	.43		.88	.82	.85	.15
Net realized and unrealized gain (loss)	1.47		(4.79)	(.15)	.61	.01
Total from investment operations	1.90		(3.91)	.67	1.46	.16
Distributions to shareholders from:
Net investment income	(.46)		(.93)	(.83)	(.78)	(.21)
Net realized gain	(.07)		(.13)	(.03)	–	–
Total distributions	(.53)		(1.06)	(.86)	(.78)	(.21)
Net asset value, end of period	$11.84		$10.47	$15.44	$15.63	$14.95
Total Return(c)	18.59	%(d)	(26.82)%	4.35%	10.06%	1.07	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.00%	.00%	.01%	.01	%†(e)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.26	%(d)	.49%	.44%	.54%	7.31	%†(e)
Net investment income	3.93	%(d)	6.36%	5.23%	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$123		$69	$101	$39	$1
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
42

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$15.59	$15.77	$14.96	$15.00
Investment operations:
Net investment income(b)	.41		.83	.75	.73	.15
Net realized and unrealized gain (loss)	1.49		(4.85)	(.13)	.74	(.03)
Total from investment operations	1.90		(4.02)	.62	1.47	.12
Distributions to shareholders from:
Net investment income	(.43)		(.86)	(.77)	(.66)	(.16)
Net realized gain	(.07)		(.13)	(.03)	–	–
Total distributions	(.50)		(.99)	(.80)	(.66)	(.16)
Net asset value, end of period	$11.98		$10.58	$15.59	$15.77	$14.96
Total Return(c)	18.40	%(d)	(27.17)%	3.95%	10.07%	.83	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.22	%(d)	.45%	.45%	.45%	.37	%†(e)
Expenses, including expense reductions and expenses assumed, and waived*	.22	%(d)	.45%	.45%	.45%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.47	%(d)	.94%	.89%	.56%	7.67	%†(e)
Net investment income	3.74	%(d)	5.92%	4.72%	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$9		$8	$9	$1	$1
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and dates shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
43

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$15.49	$15.82
Investment operations:
Net investment income(b)	.44		.87	.11
Net realized and unrealized gain (loss)	1.48		(4.83)	(.31)
Total from investment operations	1.92		(3.96)	(.20)
Distributions to shareholders from:
Net investment income	(.42)		(.84)	(.13)
Net realized gain	(.07)		(.13)	–
Total distributions	(.49)		(.97)	(.13)
Net asset value, end of period	$11.99		$10.56	$15.49
Total Return(c)	18.74	%(d)	(26.93)%	(1.29	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.11%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.11%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.26	%(d)	.61%	.20	%(d)
Net investment income	3.95	%(d)	6.29%	.70	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$7	$10
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
44

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.51		$15.49	$15.82
Investment operations:
Net investment income(b)	.40		.79	.11
Net realized and unrealized gain (loss)	1.48		(4.79)	(.31)
Total from investment operations	1.88		(4.00)	(.20)
Distributions to shareholders from:
Net investment income	(.43)		(.85)	(.13)
Net realized gain	(.07)		(.13)	–
Total distributions	(.50)		(.98)	(.13)
Net asset value, end of period	$11.89		$10.51	$15.49
Total Return(c)	18.30	%(d)	(27.19)%	(1.28	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.25	%(d)	.46%	.09	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.25	%(d)	.46%	.09	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.51	%(d)	.96%	.19	%(d)
Net investment income	3.67	%(d)	5.89%	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$146		$108	$10
Portfolio turnover rate	3.80	%(d)	14.45%	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
45

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.97		$18.71	$17.38	$15.62	$15.00
Investment operations:
Net investment income(b)	.21		.41	.29	.16	.05
Net realized and unrealized gain (loss)	1.41		(6.64)	1.51	1.80	.62
Total from investment operations	1.62		(6.23)	1.80	1.96	.67
Distributions to shareholders from:
Net investment income	(.53)		(.43)	(.43)	(.20)	(.05)
Net realized gain	(.21)		(1.08)	(.04)	-	-
Total distributions	(.74)		(1.51)	(.47)	(.20)	(.05)
Net asset value, end of period	$11.85		$10.97	$18.71	$17.38	$15.62
Total Return(c)	15.83	%(d)	(36.06)%	10.56%	12.68%	4.48	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.17	%(d)	.35%	.35%	.35%	.33	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.17	%(d)	.35%	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.41	%(d)	.74%	.72%	.71%	2.58	%(e)
Net investment income	2.03	%(d)	2.65%	1.60%	.98%	1.17	%(e)
Supplemental Data:
Net assets, end of period (000)	$261,313		$217,985	$282,545	$162,563	$26,193
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
46

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.90		$18.61	$17.30	$15.59	$15.00
Investment operations:
Net investment income(b)	.18		.30	.17	.05	.01
Net realized and unrealized gain (loss)	1.41		(6.61)	1.51	1.80	.62
Total from investment operations	1.59		(6.31)	1.68	1.85	.63
Distributions to shareholders from:
Net investment income	(.49)		(.32)	(.33)	(.14)	(.04)
Net realized gain	(.21)		(1.08)	(.04)	-	-
Total distributions	(.70)		(1.40)	(.37)	(.14)	(.04)
Net asset value, end of period	$11.79		$10.90	$18.61	$17.30	$15.59
Total Return(c)	15.57	%(d)	(36.52)%	9.85%	11.92%	4.24	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.73	%(d)	1.39%	1.37%	1.35%	2.92	%(e)
Net investment income	1.70	%(d)	2.00%	.96%	.31%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$24,215		$19,549	$25,246	$15,132	$2,386
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
47

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.90		$18.61	$17.31	$15.59	$15.00
Investment operations:
Net investment income(b)	.18		.31	.17	.06	.01
Net realized and unrealized gain (loss)	1.41		(6.62)	1.50	1.80	.62
Total from investment operations	1.59		(6.31)	1.67	1.86	.63
Distributions to shareholders from:
Net investment income	(.49)		(.32)	(.33)	(.14)	(.04)
Net realized gain	(.21)		(1.08)	(.04)	-	-
Total distributions	(.70)		(1.40)	(.37)	(.14)	(.04)
Net asset value, end of period	$11.79		$10.90	$18.61	$17.31	$15.59
Total Return(c)	15.57	%(d)	(36.53)%	9.81%	12.02%	4.23	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed, and waived*	.50	%(d)	1.00%	1.00%	1.00%	.41	%(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.73	%(d)	1.39%	1.37%	1.36%	2.81	%(e)
Net investment income	1.71	%(d)	2.00%	.92%	.34%	.52	%(e)
Supplemental Data:
Net assets, end of period (000)	$67,382		$56,468	$77,376	$42,048	$7,017
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
48

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.97		$18.72	$19.00
Investment operations:
Net investment income(b)	.16		.44	.08
Net realized and unrealized gain (loss)	1.47		(6.65)	(.36)
Total from investment operations	1.63		(6.21)	(.28)
Distributions to shareholders from:
Net investment income	(.54)		(.46)	-
Net realized gain	(.21)		(1.08)	-
Total distributions	(.75)		(1.54)	-
Net asset value, end of period	$11.85		$10.97	$18.72
Total Return(c)	16.00	%(d)	(35.94)%	(1.47	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.05	%(d)	.10%	.03	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.05	%(d)	.10%	.02	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.28	%(d)	.51%	.10	%(d)
Net investment income	1.54	%(d)	3.09%	.44	%(d)
Supplemental Data:
Net assets, end of period (000)	$488		$58	$10
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
49

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$18.77	$17.43	$15.64	$15.00
Investment operations:
Net investment income(b)	.24		.45	.38	.34	.07
Net realized and unrealized gain (loss)	1.41		(6.66)	1.49	1.69	.62
Total from investment operations	1.65		(6.21)	1.87	2.03	.69
Distributions to shareholders from:
Net investment income	(.55)		(.48)	(.49)	(.24)	(.05)
Net realized gain	(.21)		(1.08)	(.04)	-	-
Total distributions	(.76)		(1.56)	(.53)	(.24)	(.05)
Net asset value, end of period	$11.89		$11.00	$18.77	$17.43	$15.64
Total Return(c)	16.13	%(d)	(35.88)%	10.94%	13.09%	4.63	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.00%	.00%	.00%	.01	%†(e)(f)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.00%	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed, and waived	.23	%(d)	.38%	.37%	.34%	2.15	%†(f)
Net investment income	2.26	%(d)	2.85%	2.07%	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$378		$230	$1,385	$1,068	$778
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30			6/29/2005(a) to
	(unaudited)		2008	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$10.99		$18.74	$17.41	$15.63	$15.00
Investment operations:
Net investment income(b)	.24		.40	.29	.10	.05
Net realized and unrealized gain (loss)	1.37		(6.66)	1.50	1.88	.62
Total from investment operations	1.61		(6.26)	1.79	1.98	.67
Distributions to shareholders from:
Net investment income	(.52)		(.41)	(.42)	(.20)	(.04)
Net realized gain	(.21)		(1.08)	(.04)	-	-
Total distributions	(.73)		(1.49)	(.46)	(.20)	(.04)
Net asset value, end of period	$11.87		$10.99	$18.74	$17.41	$15.63
Total Return(c)	15.75	%(d)	(36.13)%	10.44%	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.22	%(d)	.44%	.45%	.42%	.37	%†(e)
Expenses, including expense reductions and expenses assumed, and waived*	.22	%(d)	.44%	.45%	.42%	.13	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.45	%(d)	.83%	.82%	.84%	2.51	%†(e)
Net investment income	2.26	%(d)	2.62%	1.62%	.59%	.79	%†(e)
Supplemental Data:
Net assets, end of period (000)	$1		$21	$33	$27	$1
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
51

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$18.70	$19.00
Investment operations:
Net investment income(b)	.23		.45	.07
Net realized and unrealized gain (loss)	1.43		(6.67)	(.37)
Total from investment operations	1.66		(6.22)	(.30)
Distributions to shareholders from:
Net investment income	(.51)		(.38)	-
Net realized gain	(.21)		(1.08)	-
Total distributions	(.72)		(1.46)	-
Net asset value, end of period	$11.96		$11.02	$18.70
Total Return(c)	16.16	%(d)	(35.91)%	(1.58	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.00	%(d)	.11%	.10	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.00	%(d)	.11%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.24	%(d)	.49%	.17	%(d)
Net investment income	2.21	%(d)	2.92%	.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$7		$6	$10
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
52

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.95		$18.71	$19.00
Investment operations:
Net investment income(b)	.19		.36	.07
Net realized and unrealized gain (loss)	1.43		(6.62)	(.36)
Total from investment operations	1.62		(6.26)	(.29)
Distributions to shareholders from:
Net investment income	(.52)		(.42)	-
Net realized gain	(.21)		(1.08)	-
Total distributions	(.73)		(1.50)	-
Net asset value, end of period	$11.84		$10.95	$18.71
Total Return(c)	15.85	%(d)	(36.21)%	(1.53	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, and waived*	.25	%(d)	.48%	.09	%(d)
Expenses, including expense reductions and expenses assumed, and waived*	.25	%(d)	.48%	.08	%(d)
Expenses, excluding expense reductions and expenses assumed, and waived	.48	%(d)	.89%	.16	%(d)
Net investment income	1.84	%(d)	2.47%	.38	%(d)
Supplemental Data:
Net assets, end of period (000)	$268		$165	$10
Portfolio turnover rate	7.19	%(d)	11.95%	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
53

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of eleven funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund"), Lord Abbett Diversified Income Strategy Fund ("Diversified Income Strategy Fund"), and Lord Abbett Growth & Income Strategy Fund ("Growth & Income Strategy Fund"), Class A, B, C, F, I, P, R2 and R3 shares. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' prospectuses.

Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. Diversified Income Strategy Fund's investment objective is to seek a high level of current income. Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

54

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No.157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

55

Notes to Financial Statements (unaudited)(continued)

Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing each Fund's investments carried at value:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$1,071,448,829	$98,397,747
Total	$1,071,448,829	$98,397,747
	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$102,664,172	$353,422,299
Total	$102,664,172	$353,422,299

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rates:

	Management Fee	Contractual Waiver(1)
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Diversified Income Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1) For the six months ended May 31, 2009, Lord Abbett contractually agreed to waive all of its management fees for the Funds. Lord Abbett has contractually agreed to continue this management fee waiver through March 31, 2010.

56

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Net Assets
A	1.10%
B	1.75%
C	1.75%
F	.85%
I	.75%
P	1.20%
R2	1.35%
R3	1.25%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Diversified Equity Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Diversified Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Net Assets
A	1.20%
B	1.85%
C	1.85%
F	.95%
I	.85%
P	1.30%
R2	1.45%
R3	1.35%

57

Notes to Financial Statements (unaudited)(continued)

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund's Statement of Operations and Receivables from affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

58

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

	Distributor Commissions	Dealers' Concessions
Balanced Strategy Fund	$414,213	$2,255,001
Diversified Equity Strategy Fund	58,199	328,990
Diversified Income Strategy Fund	87,716	477,909
Growth & Income Strategy Fund	175,843	969,932

Distributor received the following amount of CDSCs for the six months ended May 31, 2009:

	Class A	Class C
Balanced Strategy Fund	$3,670	$12,370
Diversified Equity Strategy Fund	17	1,856
Diversified Income Strategy Fund	118	2,966
Growth & Income Strategy Fund	30	4,807

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$29,441,504	$74,492,052	$1,799,582	$975,764
Net long-term capital gains	6,481,406	55,744,966	1,361,957	2,066,780
Total distributions paid	$35,922,910	$130,237,018	$3,161,539	$3,042,544

59

Notes to Financial Statements (unaudited)(continued)

	Diversified Income Strategy Fund		Growth & Income Strategy Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$3,399,537	$5,800,255	$14,394,125	$16,212,592
Net long-term capital gains	536,804	487,131	5,828,111	16,553,942
Total distributions paid	$3,936,341	$6,287,386	$20,222,236	$32,766,534

As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
Diversified Income Strategy Fund	$140,464	$140,464

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Tax cost	$1,389,839,613	$122,465,899
Gross unrealized gain	36,063	-
Gross unrealized loss	(318,426,847)	(24,068,151)
Net unrealized security loss	$(318,390,784)	$(24,068,151)
	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Tax cost	$123,646,378	$478,637,067
Gross unrealized gain	126,460	-
Gross unrealized loss	(21,108,666)	(125,214,768)
Net unrealized security loss	$(20,982,206)	$(125,214,768)

The difference between book-basis and tax-basis unrealized losses is attributable to the tax treatment of certain distributions received and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$107,481,997	$91,946,864
Diversified Equity Strategy Fund	13,052,253	9,235,390
Diversified Income Strategy Fund	19,597,300	3,338,918
Growth & Income Strategy Fund	40,712,781	22,401,334

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2009.

60

Notes to Financial Statements (unaudited)(continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers during the period ended May 31, 2009:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009	Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Affiliated Fund, Inc. - Class I	27,816,577	5,841,181	(647,185)	33,010,573	$281,250,083	$(1,497,866)	$2,074,641
Lord Abbett Bond Debenture Fund, Inc. - Class I	24,142,950	1,822,508	(3,337,878)	22,627,580	143,685,133	(4,436,406)	7,018,507
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I	17,344,707	2,691,394	(1,106,318)	18,929,783	172,828,921	(6,436,240)	3,872,903
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	4,864,338	271,318	-	5,135,656	114,319,706	-	1,519,619
Lord Abbett Investment Trust - Floating Rate Fund - Class I	2,789,496	88,975	(307,103)	2,571,368	21,908,053	(664,278)	715,869
Lord Abbett Investment Trust - High Yield Fund - Class I	27,172,683	1,799,213	(4,276,470)	24,695,426	155,334,229	(10,964,979)	7,881,860

61

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009	Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Securities Trust - International Core Equity Fund - Class I	6,119,049	1,194,243	-	7,313,292	$71,816,531	$-	$1,676,620
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	6,988,620	746,205	-	7,734,825	54,453,167	-	777,699
Lord Abbett Investment Trust - Total Return Fund - Class I	8,146,380	387,942	(3,162,162)	5,372,160	55,494,408	(907,425)	2,000,832
Total					$1,071,090,231	$(24,907,194)	$27,538,550

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009		Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Affiliated Fund, Inc. - Class I	1,622,025	189,523	(133,313)	1,678,235	$14,298,562	$(1,153,212)		$120,750
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	805,273	170,572	(98,926)	876,919	19,520,221	(1,193,669)		261,415
Lord Abbett Developing Growth Fund, Inc. - Class I	421,831	9,518	(68,205)	363,144	4,775,337	(669,198)		-
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I	1,048,728	92,645	(95,839)	1,045,534	9,524,817	(561,154)		-
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	636,793	117,690	(110,427)	644,056	9,763,886	(682,324	)(a)	-
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,175,455	243,995	(125,723)	1,293,727	12,704,398	(992,222)		331,518
Lord Abbett Securities Trust - International Opportunities Fund - Class I	936,647	94,070	(96,542)	934,175	8,566,387	(1,057,753)		-
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I	2,048,178	542,416	(333,355)	2,257,239	9,593,266	(632,884)		-
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	948,856	95,866	(119,887)	924,835	9,544,299	(475,099)		-
Total					$98,291,173	$(7,417,515)		$713,683

62

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009	Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Affiliated Fund, Inc. - Class I	237,236	94,298	(29,491)	302,043	$2,573,403	$(186,060)	$18,416
Lord Abbett Bond Debenture Fund, Inc. - Class I	1,749,385	429,774	(7,143)	2,172,016	13,792,304	(17,357)	591,443
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I	2,359,897	676,738	(1,987)	3,034,648	27,706,336	(7,848)	600,156
Lord Abbett Investment Trust - Floating Rate Fund - Class I	190,315	50,612	(5,161)	235,766	2,008,729	(11,613)	54,823
Lord Abbett Investment Trust - High Yield Fund - Class I	5,624,387	1,276,995	(400,553)	6,500,829	40,890,217	(916,302)	1,857,257
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	645,246	180,604	(46,154)	779,696	5,489,057	(161,539)	78,466
Lord Abbett Investment Trust - Total Return Fund - Class I	797,303	221,544	(42,171)	976,676	10,089,060	(24,899)	229,011
Total					$102,549,106	$(1,325,618)	$3,429,572

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Gain (Loss) 12/1/2008 to 5/31/2009	Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Affiliated Fund, Inc. - Class I	3,527,067	763,981	(138,901)	4,152,147	$35,376,296	$(1,091,493)	$263,969
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I	2,873,329	244,979	(129,078)	2,989,230	27,291,672	(740,426)	650,408
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	2,171,984	207,919	(26,971)	2,352,932	52,376,271	(252,862)	678,214
Lord Abbett Investment Trust - Floating Rate Fund - Class I	838,092	26,613	(89,978)	774,727	6,600,675	(191,458)	212,128
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I	3,673,723	138,780	(22,356)	3,790,147	34,528,236	(109,676)	-
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	527,879	414,117	-	941,996	14,280,661	293,448 (b)	-

63

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Gain (Loss) 12/1/2008 to 5/31/2009	Dividend Income 12/1/2008 to 5/31/2009
Lord Abbett Investment Trust - High Yield Fund - Class I	11,132,247	2,194,452	(3,229,845)	10,096,854	$63,509,213	$(6,737,577)	$3,275,535
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5,106,312	724,996	-	5,831,308	57,263,447	-	1,399,130
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	2,141,422	427,703	-	2,569,125	18,086,638	-	257,729
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,873,035	164,105	-	2,037,140	18,680,572	-	-
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I	1,796,956	58,538	-	1,855,494	7,885,851	-	-
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,645,294	-	-	1,645,294	16,979,437	-	-
Total					$352,858,969	$(8,830,044)	$6,737,113

(a) Includes $365,201 of distributed capital gains.

(b) Amount represents distributions from capital gains.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

The Funds' investments are each concentrated in the Underlying Funds and, as a result, a Fund's performance is directly related to the Underlying Fund's performance. Each Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to

64

Notes to Financial Statements (unaudited)(continued)

decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

BALANCED STRATEGY FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,219,687	$122,091,384	23,899,617	$240,003,174
Converted from Class B*	430,829	3,220,457	318,551	3,246,557
Reinvestment of distributions	3,702,498	27,673,544	8,994,546	98,975,162
Shares reacquired	(17,746,084)	(131,689,837)	(27,242,008)	(266,113,732)
Increase	2,606,930	$21,295,548	5,970,706	$76,111,161
Class B Shares
Shares sold	1,486,574	$11,202,075	2,173,381	$22,101,680
Reinvestment of distributions	295,623	2,209,319	775,556	8,578,293
Shares reacquired	(1,622,897)	(12,100,709)	(2,762,176)	(27,514,065)
Converted to Class A*	(430,916)	(3,220,457)	(319,030)	(3,246,557)
Decrease	(271,616)	$(1,909,772)	(132,269)	$(80,649)

65

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,716,557	$20,444,883	5,109,657	$52,502,746
Reinvestment of distributions	470,311	3,504,920	1,102,587	12,136,539
Shares reacquired	(2,957,154)	(21,774,093)	(5,112,758)	(50,167,906)
Increase	229,714	$2,175,710	1,099,486	$14,471,379
Class F Shares
Shares sold	288,279	$1,957,171	209,519	$2,202,396
Reinvestment of distributions	5,865	43,801	2,691	25,180
Shares reacquired	(81,134)	(588,269)	(35,203)	(305,759)
Increase	213,010	$1,412,703	177,007	$1,921,817
Class I Shares
Shares sold	100,695	$751,010	55,437	$564,911
Reinvestment of distributions	7,056	52,728	8,533	93,097
Shares reacquired	(9,855)	(77,382)	(61,117)	(683,346)
Increase (decrease)	97,896	$726,356	2,853	$(25,338)
Class P Shares
Shares sold	78,784	$586,941	160,751	$1,648,165
Reinvestment of distributions	25,928	193,071	69,031	758,913
Shares reacquired	(118,857)	(877,896)	(248,241)	(2,489,185)
Decrease	(14,145)	$(97,884)	(18,459)	$(82,107)
Class R2 Shares
Shares sold	1	$3	2	$15
Reinvestment of distributions	34	260	82	906
Increase	35	$263	84	$921
Class R3 Shares
Shares sold	234,629	$1,791,162	122,493	$1,218,252
Reinvestment of distributions	3,222	24,424	1,313	12,647
Shares reacquired	(76,899)	(578,343)	(69,118)	(649,569)
Increase	160,952	$1,237,243	54,688	$581,330

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

66

Notes to Financial Statements (unaudited)(continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,439,988	$14,745,266	4,330,863	$58,975,943
Converted from Class B*	2,833	28,297	1,872	27,610
Reinvestment of distributions	219,925	2,230,043	105,491	1,838,644
Shares reacquired	(1,803,742)	(16,863,425)	(875,092)	(12,642,498)
Increase (decrease)	(140,996)	$140,181	3,563,134	$48,199,699
Class B Shares
Shares sold	107,330	$1,088,870	276,948	$4,218,983
Reinvestment of distributions	15,555	157,105	13,157	228,150
Shares reacquired	(70,242)	(676,973)	(77,762)	(1,083,934)
Converted to Class A*	(2,847)	(28,297)	(1,889)	(27,610)
Increase	49,796	$540,705	210,454	$3,335,589
Class C Shares
Shares sold	613,637	$6,133,791	1,100,320	$16,420,613
Reinvestment of distributions	52,931	533,545	38,380	664,738
Shares reacquired	(183,235)	(1,777,984)	(352,355)	(4,910,850)
Increase	483,333	$4,889,352	786,345	$12,174,501
Class F Shares
Shares sold	38,681	$326,632	4,519	$71,440
Reinvestment of distributions	214	2,170	27	467
Shares reacquired	(2,791)	(29,495)	-	-
Increase	36,104	$299,307	4,546	$71,907
Class I Shares
Shares sold	12,794	$132,127	52,248	$911,157
Reinvestment of distributions	1,386	14,114	3,214	56,180
Shares reacquired	(3,776)	(41,085)	(49,696)	(541,849)
Increase	10,404	$105,156	5,766	$425,488
Class P Shares
Shares sold	1,005	$10,304	2,685	$41,162
Reinvestment of distributions	232	2,365	236	4,138
Shares reacquired	(2,590)	(27,054)	(1,762)	(20,226)
Increase (decrease)	(1,353)	$(14,385)	1,159	$25,074
Class R2 Shares
Shares sold	-	$-	1	$12
Reinvestment of distributions	24	238	26	460
Shares reacquired	-	-	-	-
Increase	24	$238	27	$472
Class R3 Shares
Shares sold	4,501	$49,246	8,915	$136,401
Reinvestment of distributions	161	1,628	26	461
Shares reacquired	(16)	(162)	(5,271)	(79,064)
Increase	4,646	$50,712	3,670	$57,798

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

67

Notes to Financial Statements (unaudited)(continued)

DIVERSIFIED INCOME STRATEGY FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,981,495	$21,590,449	2,287,225	$31,156,625
Converted from Class B*	15,816	178,196	10,927	152,693
Reinvestment of distributions	240,005	2,632,146	299,146	4,104,782
Shares reacquired	(1,089,495)	(11,808,994)	(1,537,425)	(20,302,388)
Increase	1,147,821	$12,591,797	1,059,873	$15,111,712
Class B Shares
Shares sold	165,628	$1,826,100	183,434	$2,596,548
Reinvestment of distributions	16,782	185,789	21,411	297,295
Shares reacquired	(66,786)	(738,011)	(167,661)	(2,260,150)
Converted to Class A*	(15,669)	(178,196)	(10,844)	(152,693)
Increase	99,955	$1,095,682	26,340	$481,000
Class C Shares
Shares sold	448,826	$4,928,373	731,282	$10,120,488
Reinvestment of distributions	57,028	631,205	67,831	938,326
Shares reacquired	(265,618)	(2,903,111)	(523,589)	(7,127,556)
Increase	240,236	$2,656,467	275,524	$3,931,258
Class F Shares
Shares sold	34,336	$363,635	21,637	$306,640
Reinvestment of distributions	557	6,178	311	3,949
Shares reacquired	(4,494)	(46,877)	(12,706)	(175,813)
Increase	30,399	$322,936	9,242	$134,776
Class I Shares
Shares sold	5,338	$57,750	1,719	$22,301
Reinvestment of distributions	406	4,450	495	6,831
Shares reacquired	(1,868)	(19,539)	(2,206)	(30,253)
Increase (decrease)	3,876	$42,661	8	$(1,121)
Class P Shares
Shares sold	57	$626	535	$6,965
Reinvestment of distributions	34	376	50	702
Shares reacquired	(26)	(287)	(475)	(5,664)
Increase	65	$715	110	$2,003
Class R2 Shares
Reinvestment of distributions	31	$344	46	$635
Increase	31	$344	46	$635
Class R3 Shares
Shares sold	2,396	$26,699	9,375	$132,576
Reinvestment of distributions	497	5,452	383	4,969
Shares reacquired	(883)	(9,258)	(163)	(2,289)
Increase	2,010	$22,893	9,595	$135,256

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

68

Notes to Financial Statements (unaudited)(continued)

GROWTH & INCOME STRATEGY FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,942,166	$52,100,816	8,215,370	$127,567,351
Converted from Class B*	13,905	146,204	21,934	339,284
Reinvestment of distributions	1,417,365	14,737,017	1,412,978	23,878,847
Shares reacquired	(4,205,499)	(43,428,276)	(4,869,580)	(70,352,499)
Increase	2,167,937	$23,555,761	4,780,702	$81,432,983
Class B Shares
Shares sold	415,178	$4,361,695	752,548	$11,651,108
Reinvestment of distributions	116,226	1,201,243	110,130	1,862,810
Shares reacquired	(256,386)	(2,634,077)	(404,301)	(5,789,188)
Converted to Class A*	(13,979)	(146,204)	(22,060)	(339,284)
Increase	261,039	$2,782,657	436,317	$7,385,446
Class C Shares
Shares sold	1,032,325	$10,752,340	1,994,020	$31,056,593
Reinvestment of distributions	316,349	3,269,596	306,974	5,194,548
Shares reacquired	(812,589)	(8,364,065)	(1,279,373)	(18,708,685)
Increase	536,085	$5,657,871	1,021,621	$17,542,456
Class F Shares
Shares sold	37,513	$342,752	5,509	$88,814
Reinvestment of distributions	377	3,922	126	1,967
Shares reacquired	(1,986)	(19,032)	(870)	(10,583)
Increase	35,904	$327,642	4,765	$80,198
Class I Shares
Shares sold	14,431	$155,313	7,367	$122,925
Reinvestment of distributions	2,409	25,122	1,805	30,434
Shares reacquired	(5,988)	(63,178)	(62,073)	(1,104,862)
Increase (decrease)	10,852	$117,257	(52,901)	$(951,503)
Class P Shares
Shares sold	381.193	$4,004	172	$2,591
Reinvestment of distributions	131.000	1,369	154	2,633
Shares reacquired	(2,281.000)	(24,899)	(194)	(3,314)
Increase (decrease)	(1,768.807)	$(19,526)	132	$1,910
Class R2 Shares
Shares sold	-	$-	2	$13
Reinvestment of distributions	39.776	421	46	783
Increase	39.776	$421	48	$796
Class R3 Shares
Shares sold	8,161	$84,145	15,708	$254,137
Reinvestment of distributions	1,130	11,717	236	3,598
Shares reacquired	(1,742)	(19,053)	(1,376)	(20,175)
Increase	7,549	$76,809	14,568	$237,560

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

69

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

70

Investments In Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2009 each Fund's long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	26.26%
Lord Abbett Bond Debenture Fund, Inc. - Class I	13.41%
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America's Value Fund) - Class I	16.14%
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	10.67%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	2.05%
Lord Abbett Investment Trust - High Yield Fund - Class I	14.50%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	6.71%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5.08%
Lord Abbett Investment Trust - Total Return Fund - Class I	5.18%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	14.55%
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	19.86%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.86%
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I	9.69%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	9.93%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.92%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.72%
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I	9.76%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.71%

Diversified Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.51%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.45%
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America's Value Fund) – Class I	27.02%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.96%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.87%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.35%
Lord Abbett Investment Trust – Total Return Fund – Class I	9.84%

71

Investments In Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	10.03%
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America's Value Fund) – Class I	7.73%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	14.84%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.87%
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	9.79%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.05%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.00%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	16.23%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.13%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.28%
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) – Class I	2.24%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.81%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund's annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	5.70%
Wells Fargo & Co.	4.63%
Bank of New York Mellon Corp. (The)	3.89%
Coca-Cola Enterprises, Inc.	3.00%
Target Corp.	2.97%
Goldman Sachs Group, Inc. (The)	2.85%
Schlumberger Ltd.	2.76%
Boston Scientific Corp.	2.59%
Home Depot, Inc. (The)	2.15%
Morgan Stanley	2.01%

72

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	3.20%
Consumer Discretionary	20.27%
Consumer Staples	6.95%
Financial Services	32.01%
Healthcare	9.19%
Integrated Oils	4.90%
Materials & Processing	2.71%
Other Energy	6.56%
Producer Durables	2.96%
Technology	4.17%
Utilities	3.01%
Short-Term Investment	4.07%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.20%
Federal Home Loan Mortgage Corp., 5.125%, 4/18/2011	1.09%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.81%
Allied Waste North America, Inc., 7.25%, 3/15/2015	0.80%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.70%
Ford Motor Credit Co. LLC, 7.25%, 10/25/2011	0.69%
Edison Mission Energy, 7.00%, 5/15/2017	0.69%
GMAC LLC, 7.25%, 3/2/2011	0.66%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.63%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019	0.62%
Holdings by Sector*	% of Investments
Agency	1.47%
Asset Backed	0.13%
Banking	3.57%
Basic Industry	8.36%
Brokerage	0.37%
Capital Goods	7.37%
Consumer Cyclical	5.25%
Consumer Non-Cyclical	7.76%
Energy	11.60%
Finance & Investment	1.75%
Foreign Sovereign	0.21%
Government Guaranteed	0.28%
Insurance	1.20%
Local-Authority	0.03%
Media	5.47%
Mortgage Backed	6.13%
Real Estate	0.32%
Services Cyclical	8.23%
Services Non-Cyclical	7.07%
Technology & Electronics	5.32%

73

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Telecommunications	8.49%
Utility	8.18%
Short-Term Investment	1.44%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund
(formerly, America's Value Fund)

Ten Largest Holdings	% of Investments
AT&T, Inc.	2.55%
Chevron Corp.	2.00%
Mylan, Inc.	1.74%
Qwest Communications International, Inc.	1.60%
JPMorgan Chase & Co.	1.50%
Kraft Foods, Inc. Class A	1.49%
EOG Resources, Inc.	1.46%
Wal-Mart Stores, Inc.	1.38%
Kellogg Co.	1.26%
Federal National Mortgage Assoc., 6.00%, 6/1/2036	1.25%
Holdings by Sector*	% of Investments
Consumer Discretionary	7.30%
Consumer Staples	14.50%
Energy	10.64%
Financials	14.52%
Healthcare	13.34%
Industrials	7.12%
Information Technology	10.21%
Materials	4.36%
Telecommunications Services	9.52%
Utilities	7.62%
Short-Term Investment	0.87%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund
(formerly, Large Cap Core Fund)

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	2.88%
Monsanto Co.	2.62%
Exxon Mobil Corp.	2.36%
Goldman Sachs Group, Inc. (The)	2.12%
Microsoft Corp.	1.93%
AT&T, Inc.	1.91%
Wells Fargo & Co.	1.88%
Praxair, Inc.	1.82%
Activision Blizzard, Inc.	1.72%
Hess Corp.	1.69%

74

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	2.35%
Consumer Discretionary	14.48%
Consumer Staples	5.04%
Financial Services	18.34%
Healthcare	9.15%
Integrated Oils	7.68%
Materials & Processing	9.55%
Other Energy	5.88%
Producer Durables	3.51%
Technology	19.01%
Utilities	3.59%
Short-Term Investment	1.42%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
EnerNOC, Inc.	1.94%
Riverbed Technology, Inc.	1.63%
MYR Group, Inc.	1.61%
Aruba Networks, Inc.	1.57%
Starent Networks Corp.	1.54%
Synaptics, Inc.	1.50%
American Superconductor Corp.	1.46%
VistaPrint Ltd.	1.45%
Ctrip.com International Ltd. ADR	1.42%
Orion Marine Group, Inc.	1.37%
Holdings by Sector*	% of Investments
Auto & Transportation	2.61%
Consumer Discretionary	23.48%
Consumer Staples	2.30%
Financial Services	7.77%
Healthcare	15.88%
Materials & Processing	3.19%
Other Energy	10.18%
Producer Durables	7.89%
Technology	23.02%
Utilities	1.87%
Short-Term Investment	1.81%
Total	100.00%

*A sector may comprise several industries.

75

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Charter Communications Operating LLC New Term Loan, 9.25%, 3/6/2014	1.93%
Brocade Communications Systems, Inc. Term Loan B, 7.00%, 10/7/2013	1.85%
Ashland Chemical, Inc. Term Loan B, 7.65%, 5/13/2014	1.63%
HCA, Inc. Term Loan B, 3.47%, 11/17/2013	1.45%
Mueller Water Products, Inc. Term Loan, 2.069% - 2.97%, 5/24/2014	1.41%
DIRECTV Holdings LLC Term Loan C, 5.25%, 4/13/2013	1.35%
MCC Iowa LLC Term Loan E, 6.50%, 1/3/2016	1.33%
Vanguard Health Holding Co. II Replacement Term Loan, 2.569%, 9/23/2011	1.30%
Regal Cinemas, Inc. Term Loan, 4.97%, 10/28/2013	1.22%
Life Technologies Corp. Term Loan B, 5.25%, 11/21/2015	1.21%
Holdings by Sector*	% of Investments
Aerospace	1.03%
Chemicals	4.57%
Consumer Non-Durables	1.42%
Energy	2.78%
Financial	3.12%
Food/Tobacco	4.48%
Forest Products	3.89%
Gaming/Leisure	3.56%
Healthcare	13.03%
Housing	1.75%
Information Technology	4.62%
Manufacturing	6.69%
Media/Telecom	21.01%
Metals/Minerals	1.76%
Retail	4.27%
Service	5.14%
Transportation	4.85%
Utility	2.02%
Short-Term Investments	10.01%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund
(formerly, All Value Fund)

Ten Largest Holdings	% of Investments
Abbott Laboratories	3.01%
DaVita, Inc.	2.50%
Amgen, Inc.	2.33%
State Street Corp.	2.13%
Barrick Gold Corp.	2.01%
JPMorgan Chase & Co.	1.87%
EnCana Corp.	1.82%
Adobe Systems, Inc.	1.78%
United Technologies Corp.	1.78%
Honda Motor Co., Ltd. ADR	1.76%

76

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	9.92%
Consumer Discretionary	11.90%
Consumer Staples	2.55%
Financial Services	19.24%
Healthcare	13.23%
Integrated Oils	3.95%
Materials & Processing	8.53%
Other	0.46%
Other Energy	11.94%
Producer Durables	12.15%
Technology	4.28%
Utilities	0.26%
Short-Term Investment	1.59%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	1.60%
Express Scripts, Inc.	1.57%
Kohl's Corp.	1.56%
Broadcom Corp. Class A	1.51%
T. Rowe Price Group, Inc.	1.48%
TJX Companies, Inc. (The)	1.26%
CONSOL Energy, Inc.	1.22%
Southwestern Energy Co.	1.19%
Amphenol Corp. Class A	1.18%
Citrix Systems, Inc.	1.16%
Holdings by Sector*	% of Investments
Auto & Transportation	3.15%
Consumer Discretionary	26.32%
Consumer Staples	2.23%
Financial Services	9.84%
Healthcare	11.90%
Integrated Oils	1.65%
Materials & Processing	7.31%
Other Energy	9.83%
Producer Durables	7.65%
Technology	18.73%
Utilities	1.25%
Short-Term Investment	0.14%
Total	100.00%

*A sector may comprise several industries.

77

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.77%
HCA, Inc., 9.125%, 11/15/2014	1.73%
El Paso Corp., 8.05%, 10/15/2030	1.60%
Inergy Finance LP, 8.25%, 3/1/2016	1.54%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.49%
Wind Acquisition Finance SA, 10.75%, 12/1/2015	1.18%
Anglo American Capital plc, 9.375%, 4/8/2019	1.15%
Edison Mission Energy, 7.75%, 6/15/2016	1.14%
Mediacom Communications Corp., 9.50%, 1/15/2013	1.13%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.10%
Holdings by Sector*	% of Investments
Agency	0.01%
Asset Backed	0.52%
Banking	2.42%
Basic Industry	10.51%
Brokerage	0.51%
Capital Goods	6.92%
Consumer Cyclical	10.56%
Consumer Non-Cyclical	6.30%
Energy	9.57%
Finance & Investment	1.59%
Insurance	1.35%
Media	7.30%
Services Cyclical	12.39%
Services Non-Cyclical	7.89%
Technology & Electronics	3.04%
Telecommunications	11.01%
Utility	3.82%
Short-Term Investment	4.29%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.35%
DnB NOR ASA	2.10%
BNP Paribas SA	1.89%
ArcelorMittal	1.75%
Anglo American plc	1.63%
China Zhongwang Holdings Ltd.	1.63%
Renault SA	1.61%
Petroleo Brasileiro SA ADR	1.60%
Vinci SA	1.60%
Honda Motor Co., Ltd.	1.59%

78

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.67%
Consumer Staples	10.05%
Energy	11.66%
Financials	21.66%
Healthcare	7.35%
Industrials	10.97%
Information Technology	5.66%
Materials	11.36%
Telecommunication Services	5.33%
Utilities	3.54%
Short-Term Investment	3.75%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Eni SpA ADR	2.35%
Banco Santander SA ADR	2.14%
HSBC Holdings plc	2.07%
Canon, Inc.	2.07%
TOTAL SA ADR	1.95%
Renault SA	1.94%
Enerplus Resources Fund Unit	1.90%
ArcelorMittal	1.85%
Bell Aliant Regional Communications Income Fund Unit	1.84%
Crescent Point Energy Trust Unit	1.82%
Holdings by Sector*	% of Investments
Auto	3.39%
Basic Industry	1.07%
Capital Goods	0.66%
Consumer Cyclical	3.71%
Consumer Discretionary	1.64%
Consumer Services	5.15%
Consumer Staples	3.44%
Energy	4.87%
Financial Services	25.63%
Healthcare	3.97%
Integrated Oils	7.72%
Materials & Processing	12.29%
Other	1.48%
Producer Durables	7.26%
Technology	0.51%
Telecommunications	7.51%
Transportation	1.53%
Utilities	4.04%
Short-Term Investment	4.13%
Total	100.00%

*A sector may comprise several industries.

79

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Renault SA	1.63%
Azimut Holding SpA	1.62%
Davide Campari-Milano SpA	1.61%
Tullow Oil plc	1.59%
Intertek Group plc	1.57%
Schroders plc	1.49%
Cobham plc	1.49%
Terna-Rete Elettrica Nationale SpA	1.49%
Megaworld Corp.	1.48%
K's Holdings Corp.	1.47%
Holdings by Sector*	% of Investments
Basic Materials	12.37%
Consumer Cyclical	12.82%
Consumer Non-Cyclical	9.56%
Diversified Financials	4.94%
Energy	7.86%
Healthcare	7.38%
Industrial Goods & Services	15.06%
Non-Property Financials	7.31%
Property & Property Services	4.10%
Technology	6.63%
Telecommunications	0.46%
Transportation	2.97%
Utilities	5.65%
Short-Term Investment	2.89%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund)

Ten Largest Holdings	% of Investments
Apple, Inc.	3.19%
Microsoft Corp.	2.68%
Cisco Systems, Inc.	2.27%
Wal-Mart Stores, Inc.	2.15%
Google, Inc. Class A	2.06%
Target Corp.	2.05%
Broadcom Corp. Class A	2.04%
Schlumberger Ltd.	2.01%
Goldman Sachs Group, Inc. (The)	1.95%
United Technologies Corp.	1.92%
Holdings by Sector*	% of Investments
Auto & Transportation	2.53%
Consumer Discretionary	12.25%
Consumer Staples	6.74%
Financial Services	9.56%
Healthcare	14.84%
Integrated Oils	2.10%
Materials & Processing	6.43%

80

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Other Energy	9.95%
Producer Durables	8.16%
Technology	25.22%
Utilities	1.08%
Short-Term Investment	1.14%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc. 5.50%, 11/1/2036	2.43%
Federal National Mortgage Assoc., 5.00%, TBA	2.37%
U.S. Treasury Strips, Zero Coupon, 11/15/2027	1.40%
Federal National Mortgage Assoc., 5.50%, 12/1/2036	1.17%
Federal National Mortgage Assoc., 5.50%, 5/1/2036	1.15%
Federal Home Loan Mortgage Corp., 5.00%, 10/1/2020	1.02%
Federal National Mortgage Assoc., 5.458%, 5/1/2037	1.01%
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB, 5.382%, 12/11/2040	0.97%
Federal National Mortgage Assoc., 5.25%, 9/15/2016	0.97%
Citibank NA, 1.875%, 5/7/2012	0.96%
Credit Rating	% of Investments
AAA	61.04%
AA+	1.28%
AA	1.53%
AA-	0.73%
A+	1.04%
A	2.77%
A-	0.91%
BBB+	6.02%
BBB	3.84%
BBB-	4.01%
BB+	1.13%
BB	1.16%
BB-	1.55%
B+	0.54%
B	0.14%
B-	0.30%
CCC+	0.35%
CCC	0.19%
NR	0.19%
U.S Treasury	4.59%
Short-Term Investments	6.69%
Total	100.00%

81

Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Fossil, Inc.	2.08%
Macrovision Solutions Corp.	1.86%
Albemarle Corp.	1.66%
HCC Insurance Holdings, Inc.	1.63%
Reliance Steel & Aluminum Co.	1.62%
PartnerRe Ltd.	1.55%
URS Corp.	1.52%
Alliant Techsystems, Inc.	1.51%
Charming Shoppes, Inc.	1.49%
Chico's FAS, Inc.	1.46%
Holdings by Sector*	% of Investments
Auto & Transportation	11.44%
Consumer Discretionary	12.59%
Consumer Staples	3.30%
Financial Services	18.09%
Healthcare	7.81%
Integrated Oils	0.77%
Materials & Processing	11.48%
Other	0.89%
Other Energy	5.08%
Producer Durables	9.83%
Technology	9.61%
Utilities	2.56%
Short-Term Investment	6.55%
Total	100.00%

*A sector may comprise several industries.

82

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreements before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the Diversified Income Strategy Fund, the Board observed that the investment performance of the Class A shares was in the fourth quintile of its performance universe for the nine-month and three-year periods and in the fifth quintile of its performance universe for the one-year period. The Board observed that the Fund's investment performance was lower than that of the Lipper Mixed Asset Target Allocation Conservative Index for each of those periods.

83

As to the Balanced Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods, in the third quintile for the three-year period, in the second quintile for the five-year period, and in the first quintile for the ten-year period. The Board also observed that the Fund's investment performance was lower that of the Lipper Mixed Asset Target Allocation Moderate Index for the nine-month, one-year, and three-year periods and higher than that of the Index for the five-year and ten-year periods.

As to the Diversified Equity Strategy Fund, the Board noted that the Fund had commenced investment operations in June 2006 and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares was in the fourth quintile of its performance universe for the nine-month and three-year periods and in the fifth quintile of its performance universe for the one-year period. The Board observed that the Fund's investment performance was lower than that of the Lipper Mixed Asset Target Allocation Conservative Index for each of those periods.

As to the Growth & Income Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and in the third quintile for the three-year period. The Board also observed that the Fund's investment performance was lower than that of the Lipper Mixed-Asset Allocation Target Growth Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Diversified Income Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.20%, the total expense ratios of Class B and Class C to not more than 1.85%, the total expense ratio of Class F to not more than 0.95%, the total expense ratio of Class I to not more than 0.85%, the total expense ratio of Class P to not more than 1.30%, the total expense ratio of Class R2 to not more than 1.45%, and the total expense ratio of Class R3 to not more than 1.35% and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of

84

funds with the same Lipper classification that are not funds of funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2008 contractual and actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately eight basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately one basis point below the median of the peer group, the total expense ratio of Class F was approximately ten basis points below the median of the peer group, the total expense ratio of Class I was approximately two basis points above the median of the peer group, the total expense ratios of Class P and Class R3 were approximately the same as the median of the peer group, and the total expense ratio of Class R2 was approximately seven basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately two basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratio of Class I was approximately seven basis points above the median of the peer group, the total expense ratios of Class P and Class R3 were approximately the same as the median of the peer group, and the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately eight and five basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to the Balanced Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.10%, the total expense ratio of Class B and Class C not more than 1.75%, the total expense ratio of Class F to not more than 0.85%, the total expense ratio of Class I to not more than 0.75%, the total expense ratio of Class P to not more than 1.20%, the total expense ratio of Class R2 to not more than 1.35%, and the total expense ratio of Class R3 to not more than 1.25% and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the ten months ended September 30, 2008 the contractual management fees were approximately six basis points below the median of the first peer group and the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that, taking into account these indirect expenses, for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately

85

eighteen basis points below the median of the peer group, the total expense ratio of Class F was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately one basis point below the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratios of Class A and Class I were approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately twelve basis points below the median of the peer group, the total expense ratio of Class P was approximately twelve basis points below the median of the peer group, the total expense ratio of Class R2 was approximately six basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately fourteen and six basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to the Diversified Equity Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65% and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the ten months ended September 30, 2008 the contractual management fees were approximately one basis point below the median of the first peer group and that the actual management fees were approximately nine basis points below the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the tenth months ended September 30, 2008 the total expense ratio of Class A was approximately fourteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty basis points below the median of the peer group, the total expense ratio of Class F was approximately five basis points below the median of the peer group, the total expense ratio of Class I was approximately nine basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately two basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into

86

account the indirect expenses, the total expense ratios of Class A and Class F were approximately one basis point above the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, the total expense ratio of Class I was approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately eight and six basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to the Growth & Income Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65% and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of passively managed mixed-asset target allocation growth funds of funds and the second consisting of mixed-asset target allocation growth funds that are not funds of funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2008 contractual management fees were approximately six basis points below the median of the first peer group and the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B, Class C, and Class F were approximately six basis points below the median of the peer group, the total expense ratio of Class I was approximately ten basis points below the median of the peer group, the total expense ratio of Class P was approximately three basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately five basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-six basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points

87

above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately fifty-six and two basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

88

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

89

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

90

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

LASAF-3-0509

(07/09)

2009

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Short Duration Income Fund

For the six-month period ended May 31, 2009

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, and Lord Abbett Short Duration Income Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds' performance for the six-month period ended May 31, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,178.40	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class B
Actual	$1,000.00	$1,173.60	$10.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.46	$9.55
Class C
Actual	$1,000.00	$1,173.90	$10.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.46	$9.55
Class F
Actual	$1,000.00	$1,178.60	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.02	$5.04
Class I
Actual	$1,000.00	$1,179.80	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class P
Actual	$1,000.00	$1,177.70	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.23	$6.79
Class R2
Actual	$1,000.00	$1,178.50	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.48
Class R3
Actual	$1,000.00	$1,176.20	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.01	$6.99

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.25% for Class A, 1.90% for Classes B and C, 1.00% for Class F, 0.90% for Class I, 1.35% for Class P, 0.89% for Class R2 and 1.39% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Consumer Discretionary	6.87%
Consumer Staples	5.84%
Energy	10.86%
Financials	10.07%
Healthcare	14.83%
Industrials	6.48%
Materials	8.05%
Sector*	%**
Media	4.36%
Technology	17.99%
Telecommunications	7.48%
Transportation	1.51%
Utilities	1.54%
Short-Term Investment	4.12%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

3

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A*
Actual	$1,000.00	$1,166.90	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$3.98
Class C*
Actual	$1,000.00	$1,164.60	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.24
Class F*
Actual	$1,000.00	$1,166.60	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.72
Class I*
Actual	$1,000.00	$1,169.50	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.77	$2.22
Class R2*
Actual	$1,000.00	$1,169.50	$2.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.02
Class R3*
Actual	$1,000.00	$1,169.50	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.44% for Class C, 0.54% for Class F, 0.44% for Class I, 0.40% for Class R2 and 0.41% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (0.85% for Class A, 1.50% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2 and 1.00% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.59	$4.28
Class C	$8.10	$7.55
Class F	$3.24	$3.02
Class I	$2.70	$2.52
Class R2	$5.95	$5.55
Class R3	$5.41	$5.04

4

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Aerospace	1.03%
Chemicals	4.57%
Consumer Non-Durables	1.42%
Energy	2.78%
Financial	3.12%
Food/Tobacco	4.48%
Forest Products	3.89%
Gaming/Leisure	3.56%
Healthcare	13.03%
Housing	1.75%
Information Technology	4.62%
Manufacturing	6.69%
Media/Telecommunications	21.01%
Metals/Minerals	1.76%
Retail	4.27%
Service	5.14%
Transportation	4.85%
Utility	2.02%
Short-Term Investments	10.01%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

5

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A*
Actual	$1,000.00	$1,281.20	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.38	$5.59
Class B
Actual	$1,000.00	$1,273.30	$11.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$9.85
Class C
Actual	$1,000.00	$1,275.70	$11.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$9.85
Class F*
Actual	$1,000.00	$1,280.70	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class I
Actual	$1,000.00	$1,282.20	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$4.89
Class P
Actual	$1,000.00	$1,278.90	$8.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R2
Actual	$1,000.00	$1,277.80	$8.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.34
Class R3
Actual	$1,000.00	$1,278.30	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.14	$6.84

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.11% for Class A, 1.96% for Classes B and C, 0.97% for Class F, 0.97% for Class I, 1.41% for Class P, 1.46% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (0.98% for Classes A and F). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.57	$4.93
Class F	$5.57	$4.94

6

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Agency	0.01%
Mortgage-Backed	0.52%
Banking	2.42%
Basic Industry	10.51%
Brokerage	0.51%
Capital Goods	6.92%
Consumer Cyclical	10.56%
Consumer Non-Cyclical	6.30%
Energy	9.57%
Finance & Investment	1.48%
Foreign Bonds	0.11%
Insurance	1.35%
Media	7.30%
Services Cyclical	12.39%
Services Non-Cyclical	7.89%
Technology & Electronics	3.04%
Telecommunications	11.01%
Utility	3.82%
Short-Term Investment	4.29%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

7

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,201.00	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class B
Actual	$1,000.00	$1,197.00	$9.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.72	$8.30
Class C
Actual	$1,000.00	$1,196.20	$9.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.74	$8.30
Class F
Actual	$1,000.00	$1,202.70	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.78
Class I
Actual	$1,000.00	$1,198.20	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.28
Class R2
Actual	$1,000.00	$1,204.50	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.07
Class R3
Actual	$1,000.00	$1,204.90	$5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.87	$5.09

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C , 0.74% for Class F, 0.65% for Class I, 0.61% for Class R2 and 1.01% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Auto	1.31%
Basic Industry	1.42%
Capital Goods	0.22%
Consumer Cyclicals	6.74%
Consumer Discretionary	1.85%
Consumer Services	2.50%
Consumer Staples	5.09%
Energy	10.25%
Financial Services	25.13%
Foreign Government	0.95%
Government	2.53%
Healthcare	4.02%
Sector*	%**
Integrated Oils	5.58%
Materials and Processing	5.26%
Municipal	0.83%
Other	2.90%
Producer Durables	2.63%
Technology	2.34%
Telecommunications	4.46%
Transportation	2.24%
Utilities	10.19%
Short-Term Investment	1.56%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

8

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,130.10	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class B
Actual	$1,000.00	$1,125.50	$7.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.49
Class C
Actual	$1,000.00	$1,124.80	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.34
Class F
Actual	$1,000.00	$1,130.60	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.82
Class I
Actual	$1,000.00	$1,131.40	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.27

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Classes B and C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Auto	0.40%
Basic Industry	0.80%
Consumer Cyclicals	3.17%
Consumer Discretionary	1.01%
Consumer Services	1.25%
Consumer Staples	3.37%
Energy	5.10%
Financial Services	51.95%
Foreign Government	0.44%
U.S. Government	4.52%
Healthcare	3.09%
Sector*	%**
Integrated Oils	1.78%
Materials & Processing	2.65%
Other	2.16%
Producer Durables	0.73%
Technology	0.97%
Telecommunications	3.64%
Transportation	2.05%
Utilities	5.97%
Short-Term Investments	4.95%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

9

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Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 94.48%
COMMON STOCK 1.01%
Exchange Traded Fund
Financial Select Sector SPDR Fund (cost $3,566,888)			275	$3,396,250
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 79.71%
Advertising 1.71%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$6,040	5,775,750
Aerospace & Defense 1.01%
Orbital Sciences Corp.	2.438%	1/15/2027	3,876	3,425,415
Airlines 0.93%
JetBlue Airways Corp.	3.75%	3/15/2035	3,393	3,155,490
Beverages 2.84%
Central Euro Distribution Corp.	3.00%	3/15/2013	6,790	4,438,963
Molson Coors Brewing Co.	2.50%	7/30/2013	4,650	5,132,437
Total				9,571,400
Biotechnology 4.67%
Affymetrix, Inc.	3.50%	1/15/2038	1,400	1,037,750
Human Genome Sciences, Inc.	2.25%	10/15/2011	500	235,000
Incyte Corp. Ltd.	3.50%	2/15/2011	500	302,500
Incyte Corp. Ltd.	3.50%	2/15/2011	1,200	777,000
Integra LifeSciences Holdings†	2.75%	6/1/2010	7,115	6,714,781
Life Technologies Corp.	3.25%	6/15/2025	3,905	3,934,287
Medarex, Inc.	2.25%	5/15/2011	3,130	2,750,488
Total				15,751,806
Broadcast & Cable 0.94%
News Corp. Finance Trust II (Australia)(a)	0.75%	3/15/2023	3	3,181,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Services 2.48%
Quanta Services, Inc.	3.75%	4/30/2026	$2,616	$2,985,510
WESCO International, Inc.	1.75%	11/15/2026	6,525	5,391,281
Total				8,376,791
Communications Equipment 2.86%
ADC Telecommunications, Inc.	2.698%#	6/15/2013	7,630	5,531,750
Alcatel-Lucent USA, Inc.	2.875%	6/15/2023	4,410	4,117,837
Total				9,649,587
Computers & Peripherals 1.11%
NetApp, Inc.†	1.75%	6/1/2013	4,230	3,732,975
Containers & Packaging 2.40%
Sealed Air Corp.†	3.00%	6/30/2033	8,370	8,108,437
Diversified Financials 2.30%
Affiliated Managers Group, Inc.†	3.95%	8/15/2038	6,075	5,103,000
Euronet Worldwide, Inc.	3.50%	10/15/2025	3,170	2,654,875
Total				7,757,875
Diversified Metals & Mining 0.33%
Patriot Coal Corp.†	3.25%	5/31/2013	2,000	1,112,500
Electronic Equipment & Instruments 2.85%
General Cable Corp.	1.00%	10/15/2012	5,105	4,052,094
Itron, Inc.	2.50%	8/1/2026	108	122,715
Teradyne, Inc.	4.50%	3/15/2014	3,675	5,434,406
Total				9,609,215
Entertainment 1.64%
Regal Entertainment Group†	6.25%	3/15/2011	5,795	5,548,713
Foods 0.23%
Spartan Stores, Inc.	3.375%	5/15/2027	1,240	781,200
Health Services 0.14%
Five Star Quality Care, Inc.	3.75%	10/15/2026	780	458,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Equipment & Supplies 4.49%
Beckman Coulter, Inc.	2.50%	12/15/2036	$3,960	$3,940,200
Fisher Scientific International, Inc.	3.25%	3/1/2024	2,600	3,142,750
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	5,105	4,243,531
NuVasive, Inc.†	2.25%	3/15/2013	3,850	3,825,938
Total				15,152,419
Homebuilders 0.41%
D.R. Horton, Inc.	2.00%	5/15/2014	1,430	1,371,013
Information Technology Services 1.53%
BearingPoint, Inc.†(b)	5.00%	4/15/2025	5,775	1,191,094
CSG Systems International, Inc.	2.50%	6/15/2024	4,475	3,977,156
Total				5,168,250
Internet Software & Services 2.07%
Blackboard, Inc.	3.25%	7/1/2027	3,870	3,570,075
Equinix, Inc.	2.50%	4/15/2012	3,570	3,404,888
Total				6,974,963
Leisure Products 3.31%
Eastman Kodak Co.	3.375%	10/15/2033	4,352	3,579,520
International Game Technology†	3.25%	5/1/2014	2,800	3,143,000
Scientific Games Corp. (0.50% after 6/1/2010)(c)	0.75%	12/1/2024	4,600	4,456,250
Total				11,178,770
Machinery 0.97%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	2,500	3,275,000
Miscellaneous: Energy 3.56%
Covanta Holding Corp.	1.00%	2/1/2027	5,050	4,260,937
Evergreen Energy, Inc.†	8.00%	8/1/2012	5,930	1,860,538
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	6,150	5,888,625
Total				12,010,100
Miscellaneous: Financial 1.38%
Cherating Capital Ltd. (Malaysia)(a)	2.00%	7/5/2012	4,500	4,646,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Industrials 0.71%
EnerSys (Zero Coupon after 6/1/2015)(d)	3.375%	6/1/2038	$3,338	$2,403,360
Oil & Gas Products 0.76%
NorthernStar Natural Gas, Inc.	5.00%	5/15/2014	2,550	2,550,000
Oil: Integrated 2.49%
Chesapeake Energy Corp.	2.75%	11/15/2035	4,850	4,383,187
Hercules Offshore, Inc.† (Zero Coupon after 6/1/0213)(d)	3.375%	6/1/2038	1,765	970,750
Penn Virginia Corp.	4.50%	11/15/2012	3,750	3,037,500
Total				8,391,437
Oil Services 3.63%
Core Laboratories LP	0.25%	10/31/2011	3,910	4,384,087
Helix Energy Solutions Group, Inc.	3.25%	12/15/2025	1,675	1,247,875
Transocean Ltd. (Switzerland)(a)	1.625%	12/15/2037	7,000	6,632,500
Total				12,264,462
Paper & Forest Products 1.17%
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	3,950	3,945,063
Pharmaceuticals 2.28%
Allergan, Inc.	1.50%	4/1/2026	925	943,500
Gilead Sciences, Inc.	0.625%	5/1/2013	2,450	2,982,875
United Therapeutics Corp.	0.50%	10/15/2011	3,203	3,763,525
Total				7,689,900
Pollution Control 1.21%
Waste Connections, Inc.	3.75%	4/1/2026	3,975	4,079,344
Precious Metals 0.62%
Newmont Mining Corp.	3.00%	2/15/2012	1,675	2,081,188
Real Estate 5.24%
Host Hotels & Resorts LP†	2.625%	4/15/2027	5,065	4,248,269
iStar Financial, Inc.	1.708%#	10/1/2012	5,550	2,136,750
ProLogis	2.25%	4/1/2037	8,375	6,553,437
Vornado Realty Trust	3.625%	11/15/2026	5,300	4,730,250
Total				17,668,706

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Food & Drug 0.87%
Nash Finch Co. (Zero Coupon after 3/15/2013)(f)	1.631%	3/15/2035	$7,625	$2,954,688
Retail: Multiline 0.31%
Saks, Inc.	2.00%	3/15/2024	1,665	1,053,113
Semiconductors 1.98%
ON Semiconductor Corp.	2.625%	12/15/2026	5,550	5,022,750
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	1,740	1,661,700
Total				6,684,450
Software: Applications & Systems 4.13%
EMC Corp.	1.75%	12/1/2011	3,230	3,242,113
SPSS, Inc.	2.50%	3/15/2012	4,495	4,303,962
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	1,670	1,670,000
VeriFone Holdings, Inc.	1.375%	6/15/2012	6,830	4,738,312
Total				13,954,387
Steel 0.78%
United States Steel Corp.	4.00%	5/15/2014	2,130	2,641,200
Wireless Communications Services 7.37%
Leap Wireless International, Inc.†	4.50%	7/15/2014	4,055	3,223,725
Nextel Communications, Inc.	5.25%	1/15/2010	11,079	10,995,907
NII Holdings, Inc.	3.125%	6/15/2012	8,090	6,087,725
SBA Communications Corp.†	1.875%	5/1/2013	5,460	4,559,100
Total				24,866,457
Total Convertible Bonds (cost $290,168,196)				269,001,124
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 13.49%
Auto Parts 0.70%
Johnson Controls, Inc.	11.50%		24	2,351,468
Communications Equipment 1.20%
Lucent Technologies Capital Trust I	7.75%		8	4,046,193

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2009

Investments	Interest Rate		Shares (000)	Value
Diversified Metals & Mining 2.63%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		42	$3,556,608
Vale Capital Ltd. (Brazil)(a)	5.50%		137	5,319,406
Total				8,876,014
Foods 2.69%
Archer Daniels Midland Co.	6.25%		100	3,600,000
Bunge Ltd.	4.875%		13	1,044,787
Bunge Ltd.	5.125%		7	4,428,000
Total				9,072,787
Household Durables 0.69%
Stanley Works (The)	5.125%		4	2,340,975
Pharmaceuticals 3.04%
Mylan, Inc.	6.50%		6	4,803,912
Schering-Plough Corp.	6.00%		25	5,472,250
Total				10,276,162
Railroads 0.55%
Kansas City Southern	5.125%		2	1,850,363
Textiles & Apparel 0.47%
Retail Ventures, Inc.	6.625%		68	1,600,080
Utilities: Electric 1.52%
AES Trust III	6.75%		132	5,121,318
Total Convertible Preferred Stocks (cost $48,181,308)				45,535,360
		Maturity Date	Principal Amount (000)
CORPORATE BOND 0.27%
Oil & Gas Products
NorthernStar Natural Gas, Inc. (cost $1,206,599)	5.00%	5/15/2014	$1,031	902,508
Total Long-Term Investments (cost $343,122,991)				318,835,242

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 4.06%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $13,150,000 of Federal National Mortgage Assoc. at 3.625% due 8/15/2011; value: $13,971,875; proceeds: $13,693,522 (cost $13,693,511)	$13,694	$13,693,511
Total Investments in Securities 98.54% (cost $356,816,502)		332,528,753
Other Assets in Excess of Liabilities 1.46%		4,938,491
Net Assets 100.00%		$337,467,244

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Defaulted Security.

  (c)  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  (d)  The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

  (e)  The notes will not bear any interest after the six-month period ending June 1, 2013, but will accrete principal beginning on June 1, 2013 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on or after June 1, 2013, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable interest period equals or excludes 120% of the accreted principal amount of the notes.

  (f)  The notes which were offered at an issue price of $466.11 per note will be redeemed by the issuer on the maturity date at $1,000 per note.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.62%
CORPORATE BONDS 5.26%
Energy 0.40%
El Paso Corp.	8.25%	2/15/2016	$250	$249,375
Forest Oil Corp.†	8.50%	2/15/2014	250	242,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	210,000
Range Resources Corp.	8.00%	5/15/2019	250	247,500
Total				949,375
Financial 0.03%
NXP BV LLC (Netherlands)(a)	3.881%#	10/15/2013	250	71,563
Food/Tobacco 0.43%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	500	536,828
Ingles Markets, Inc.†	8.875%	5/15/2017	500	494,375
Total				1,031,203
Forest Products 0.23%
Georgia-Pacific LLC†	8.25%	5/1/2016	250	247,500
International Paper Co.	7.95%	6/15/2018	175	165,075
Rock-Tenn Co.	9.25%	3/15/2016	125	127,500
Total				540,075
Gaming/Leisure 0.93%
Ameristar Casinos, Inc.†	9.25%	6/1/2014	250	253,750
Harrah's Operating Escrow LLC/ Harrah's Escrow Corp.†	11.25%	6/1/2017	250	243,750
Host Hotels & Resorts LP†	9.00%	5/15/2017	500	472,500
MGM Mirage†	10.375%	5/15/2014	250	258,750
Scientific Games International, Inc.†	9.25%	6/15/2019	500	488,750
WMG Acquisition Corp.†	9.50%	6/15/2016	500	501,875
Total				2,219,375
Healthcare 0.21%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	49,625
HCA, Inc.†	9.875%	2/15/2017	250	251,250
Select Medical Corp.	7.625%	2/1/2015	250	198,750
Total				499,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Housing 0.35%
Lennar Corp.†	12.25%	6/1/2017	$500	$517,500
Ply Gem Industries, Inc.	11.75%	6/15/2013	500	322,500
Total				840,000
Media/Telecommunications 1.94%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	702,500
CC Holdings GS V LLC/ Crown Castle GS III Corp.†	7.75%	5/1/2017	500	495,000
CSC Holdings, Inc.†	8.50%	4/15/2014	250	250,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	250	258,125
Hughes Network Systems LLC†	9.50%	4/15/2014	500	485,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	246,250
Qwest Corp.	4.57%#	6/15/2013	750	676,875
Sprint Capital Corp.	8.375%	3/15/2012	500	495,000
Time Warner Cable, Inc.	7.50%	4/1/2014	175	190,006
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	250	246,444
Verizon Wireless Capital LLC†	8.50%	11/15/2018	475	577,263
Total				4,622,463
Metals/Minerals 0.21%
Teck Resources Ltd. (Canada)†(a)	9.75%	5/15/2014	500	497,979
Retail 0.10%
Owens-Brockway Glass Container, Inc.†	7.375%	5/15/2016	250	243,125
Service 0.21%
Corrections Corp. of America	7.75%	6/1/2017	500	492,500
Transportation 0.11%
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	250,000
Utility 0.11%
Inergy Finance LP†	8.75%	3/1/2015	250	248,750
Total Corporate Bonds (cost $12,130,676)				12,506,033

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS^ 91.36%
Aerospace 1.10%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposits	3.22%		3/26/2014	$54	$31,424
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.319	%-3.22%	3/26/2014	915	533,797
TransDigm Group, Inc. Term Loan	3.227%		6/23/2013	1,750	1,630,417
Vought Aircraft Industries, Inc. Incremental Term Loan	7.50%		12/22/2011	499	425,244
Total					2,620,882
Chemicals 4.90%
Ashland Chemical, Inc. Term Loan B	7.65%		5/13/2014	4,155	4,157,961
Celanese Holdings LLC Dollar Term Loan	2.942%		4/2/2014	1,239	1,129,288
Hexion Specialty Chemicals Term Loan C1(b)	3.50%		5/5/2013	500	288,056
Huntsman International LLC New Term Loan	2.069%		4/19/2014	495	423,801
INEOS U.S. Intermediate Finance LLC Term Loan B2	7.501%		12/16/2013	235	152,394
INEOS U.S. Intermediate Finance LLC Term Loan C2	8.001%		12/16/2013	235	152,394
ISP Chemco, Inc. Term Loan	2.125%		6/4/2014	739	673,253
Momentive Performance Materials, Inc. Term Loan B	2.688%		12/4/2013	1,038	758,668
Nalco Co. Term Loan	6.50%		5/15/2016	2,500	2,510,938
Rockwood Specialties Group, Inc. Term Loan E	2.069%		7/30/2012	1,502	1,411,772
Total					11,658,525
Consumer Non-Durables 1.52%
Jarden Corp. Term Loan B3	3.72%		1/24/2012	1,025	987,194
Levi Strauss & Co. Term Loan	2.585%		3/27/2014	2,000	1,550,000
Solo Cup, Inc. Term Loan B1	4.16	%-4.692%	2/27/2011	1,124	1,082,871
Total					3,620,065
Energy 2.59%
CGGVeritas Services, Inc. Term Loan B	3.575	%-4.27%	1/12/2014	1,212	1,133,556
Dresser, Inc. Term Loan	3.104%		5/4/2014	1,885	1,647,357
Hercules Offshore, Inc. Term Loan B	2.96%		7/11/2013	1,243	1,006,885

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Energy (continued)
IFM Colonial Pipeline 2 Term Loan B(c)	2.32	%-2.66%	2/27/2012	$1,240	$1,153,102
Petroleum Geo-Services Term Loan B(c)	2.97%		6/29/2015	978	899,632
Quicksilver Resources, Inc. Second Lien Term Loan	7.75%		8/8/2013	320	315,512
Total					6,156,044
Financial 3.32%
Hub International Holdings, Inc. Delayed Draw Term Loan	3.72%		6/13/2014	182	153,324
Hub International Holdings, Inc. Initial Term Loan	3.72%		6/13/2014	811	682,140
Nuveen Investments Term Loan	3.313	%-4.232%	11/13/2014	4,058	2,927,018
Royalty Pharma Finance Trust Term Loan B	3.47%		4/16/2013	3,174	3,010,009
USI Holdings Corp. Term Loan	3.97%		5/4/2014	1,500	1,117,500
Total					7,889,991
Food/Tobacco 4.38%
ARAMARK Corp. Synthetic Letter of Credit	2.336%		1/26/2014	98	89,757
ARAMARK Corp. Term Loan	3.095%		1/26/2014	1,546	1,412,831
Constellation Brands, Inc. Term Loan B	1.813	%-2.813%	6/5/2013	853	808,731
Dean Foods Co. Term Loan B	1.695	%-2.595%	4/2/2014	1,492	1,373,928
Dole Food Co., Inc. Credit Link Deposit	7.979%		4/12/2013	375	374,215
Dole Food Co., Inc. Term Loan B	7.25	%-8.00%	4/12/2013	658	655,852
Dole Food Co., Inc. Term Loan C	7.25	%-8.00%	4/12/2013	2,451	2,443,765
Pinnacle Foods Group, Inc. Term Loan B	3.161%		4/2/2014	1,489	1,270,972
Wm. Wrigley Jr. Co. Term Loan B	6.50%		10/6/2014	1,975	1,981,784
Total					10,411,835
Forest Products 3.95%
Anchor Glass Container Corp. Term Loan B	6.75%		6/20/2014	568	529,771
Boise Paper Holdings LLC Term Loan B	5.75%		2/22/2014	722	693,874
Georgia-Pacific LLC New Term Loan B	2.319	%-3.293%	12/20/2012	1,661	1,547,395
Georgia-Pacific LLC Term Loan B1	2.319	%-3.293%	12/20/2012	499	464,552

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Forest Products (continued)
Graphic Packaging International, Inc. Term Loan C	3.099	%-3.958%	5/16/2014	$1,235	$1,153,007
New Page Corp. First Lien Term Loan	4.063	%-5.00%	12/21/2014	980	796,912
Smurfit Stone Container Enterprises, Inc. Deposit Funded Loan(b)(d)	3.15%		11/1/2010	175	144,535
Smurfit Stone Container Enterprises, Inc. Revolver(b)(d)	2.88%		11/2/2009	861	727,130
Smurfit Stone Container Enterprises, Inc. Term Loan C(b)(d)	2.38%		11/1/2011	370	310,690
Smurfit Stone Container Enterprises, Inc. Term Loan C1(b)(d)	2.38%		11/1/2011	112	93,935
Smurfit Stone Container Enterprises, Inc. Revolver(b)(d)	2.88%		11/1/2009	285	241,127
Smurfit Stone Container Enterprises, Inc. Term Loan B(b)(d)	2.38%		11/1/2011	197	162,134
Smurfit Stone Container Enterprises, Inc. Debtor in Possession Term Loan(d)	10.00%		8/6/2010	2,500	2,535,418
Total					9,400,480
Gaming/Leisure 2.89%
Graham Packaging Co. LP New Term Loan B	2.688%		10/7/2011	2,232	2,115,608
Harrah's Operating Co., Inc. Term Loan B2	3.319	%-4.092%	1/28/2015	990	764,775
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	2.97%		11/25/2013	201	170,942
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	2.069%		7/26/2014	228	194,374
Isle of Capri Casinos, Inc. New Term Loan B	2.97%		7/26/2014	571	485,934
Las Vegas Sands LLC Delayed Draw Term Loan	2.07%		5/23/2014	623	450,120
Las Vegas Sands LLC Term Loan B	2.07%		5/23/2014	874	631,805
Lender Processing Services, Inc. Term Loan B	2.819%		7/2/2014	892	869,330
Penn National Gaming, Inc. Term Loan B	2.06	%-2.72%	10/3/2012	1,245	1,178,155
Total					6,861,043

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Healthcare 13.78%
APP Pharmaceuticals LLC Term Loan B2	6.75%		9/30/2014	$700	$702,312
Bausch & Lomb, Inc. Delayed Draw Term Loan(e)	3.678	%-4.47%	4/24/2015	415	363,120
Bausch & Lomb, Inc. Term Loan	4.47%		4/24/2015	2,185	1,912,434
Biomet, Inc. Term Loan B	3.313	%-4.222%	3/25/2015	3,083	2,909,000
Catalent Pharma Solutions Dollar Term Loan	2.569%		4/10/2014	495	387,927
Community Health Systems, Inc. Delayed Draw Term Loan	2.569%		7/25/2014	130	115,479
Community Health Systems, Inc. Term Loan	2.569	%-2.924%	7/25/2014	2,542	2,263,598
Fresenius U.S. Finance I, Inc. Term Loan B1	6.75%		9/10/2014	2,300	2,306,688
Hanger Orthopedic Term Loan B	2.32%		5/26/2013	1,850	1,696,920
HCA, Inc. Term Loan B	3.47%		11/17/2013	4,143	3,700,608
Health Management Associates Term Loan B	2.97%		2/28/2014	1,000	869,125
HealthSouth Corp. Term Loan B	2.82	%-2.85%	3/10/2013	1,155	1,068,530
IASIS Healthcare Corp. Delayed Draw Term Loan	2.319%		3/14/2014	360	324,844
IASIS Healthcare Corp. Synthetic Letter of Credit	2.313%		3/14/2014	97	87,280
IASIS Healthcare Corp. Term Loan B	2.319%		3/15/2014	1,041	938,736
King Pharmaceuticals, Inc. Term Loan(c)	8.00%		10/1/2011	861	851,921
Life Technologies Corp. Term Loan A	2.819	%-3.554%	11/21/2013	1,000	974,167
Life Technologies Corp. Term Loan B	5.25%		11/21/2015	3,092	3,093,540
Mylan Laboratories, Inc. Term Loan B	3.625	%-4.50%	10/2/2014	2,954	2,817,371
Select Medical Corp. Term Loan B	2.308	%-4.25%	2/24/2012	746	673,970
Vanguard Health Holding Co. II Replacement Term Loan	2.569%		9/23/2011	3,488	3,324,081
Warner Chilcott Corp. Term Loan B	2.319	%-3.22%	1/18/2012	1,341	1,277,594
Warner Chilcott Corp. Term Loan C	2.319%		1/18/2012	120	114,016
Total					32,773,261
Housing 1.52%
Building Materials Holding Corp. First Lien Term Loan	3.063%		2/24/2014	2,598	2,221,401
Goodman Global, Inc. Term Loan B	6.50%		2/13/2014	1,500	1,395,000
Total					3,616,401

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Information Technology 4.96%
Brocade Communications Systems, Inc. Term Loan B	7.00%		10/7/2013	$4,775	$4,730,986
Commscope, Inc. Term Loan B	3.72%		12/27/2014	1,977	1,876,715
Freescale Semiconductor Term Loan B	2.168%		12/1/2013	490	305,754
Iron Mountain, Inc. Term Loan B(c)	2.188%		4/16/2014	746	723,807
SERENA Software, Inc. Term Loan B	2.915%		3/11/2013	1,461	1,249,043
SunGard Data Systems, Inc. Incremental Term Loan	6.75%		2/28/2014	2,246	2,221,561
SunGard Data Systems, Inc. Term Loan B	2.132	%-2.724%	2/28/2014	749	684,150
Total					11,792,016
Manufacturing 7.18%
Baldor Electric Co. Term Loan B	5.25%		3/31/2014	2,206	2,100,023
Brand Energy & Infrastructure Services, Inc. Term Loan B2(c)	4.438	%-4.50%	2/7/2014	1,489	1,213,331
Edwards (Cayman Islands II) Ltd. First Lien Term Loan	2.428%		5/31/2014	1,073	678,045
Itron, Inc. Dollar Term Loan	3.82%		4/18/2014	2,572	2,516,781
Manitowoc Co., Inc. (The) Term Loan B	6.50%		8/25/2014	2,498	2,058,357
Mueller Water Products, Inc. Term Loan	2.069	%-2.97%	5/24/2014	4,247	3,606,805
Precision Drilling Corp. Term Loan B1	9.25%		9/30/2014	938	893,564
Precision Drilling Corp. Term Loan B2	10.25%		9/23/2014	247	235,148
Rexnord Corp. Term Loan B	2.938	%-3.625%	7/19/2013	2,000	1,599,166
Sensus Metering System, Inc. Term Loan B1(c)	2.613	%-2.716%	12/17/2010	1,346	1,245,127
Veyance Technologies, Inc. Delayed Draw Term Loan	2.89%		7/31/2014	249	153,789
Veyance Technologies, Inc. Initial Term Loan	2.89%		7/31/2014	1,241	767,299
Total					17,067,435

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Media/Telecommunications 20.61%
AMC Entertainment, Inc. Term Loan	1.813%		1/26/2013	$997	$916,631
Atlantic Broadband Finance LLC Term Loan B2	3.47%		3/1/2011	1,986	1,909,673
Carmike Cinemas, Inc. Initial Term Loan	3.82%		5/19/2012	2,141	1,934,892
Carmike Cinemas, Inc. Term Loan	5.19%		5/19/2012	176	159,498
Cedar Fair LP Term Loan	2.319%		8/30/2012	971	915,716
Cengage Learning, Inc. Term Loan	2.82%		7/3/2014	499	392,208
Centennial Communications Corp. New Term Loan	2.674	%-3.22%	2/9/2011	750	745,430
Cequel Communications LLC New Term Loan	2.349	%-2.401%	11/5/2013	2,446	2,219,911
Charter Communications Operating LLC New Term Loan	9.25%		3/6/2014	5,039	4,919,797
Cinemark USA, Inc. Term Loan	2.07	%-2.67%	10/5/2013	1,242	1,158,025
Dex Media West LLC New Term Loan B	7.00%		10/24/2014	1,893	1,563,101
DIRECTV Holdings LLC Term Loan C	5.25%		4/13/2013	3,491	3,442,131
Discovery Communications Holdings LLC Term Loan B	3.22%		5/14/2014	2,992	2,809,114
Discovery Communications Holdings LLC Term Loan C	5.25%		5/14/2014	1,500	1,481,720
Hughes Network Systems LLC Term Loan	3.188%		4/15/2014	1,500	1,270,001
Idearc, Inc. Term Loan B	6.25%		11/17/2014	959	382,977
Intelsat Subsidiary Holding Co., Ltd. Term Loan B	2.914%		7/3/2013	2,192	2,057,495
Lamar Media Corp. Series F	5.50%		3/31/2014	1,000	967,500
Lamar Media Corp. Term Loan B(c)	5.50%		9/30/2012	2,500	2,475,000
Local TV Finance LLC Term Loan B(c)	2.32%		5/7/2013	491	250,582
MCC Iowa LLC Term Loan E	6.50%		1/3/2016	3,389	3,386,735
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	3.569%		4/8/2012	492	285,584
MetroPCS Wireless, Inc. Term Loan B	2.625	%-3.313%	11/3/2013	1,992	1,882,176
Nielsen Finance LLC Dollar Term Loan	2.382%		8/9/2013	1,238	1,098,723
PAETEC Communications Incremental Term Loan B1	2.819%		2/28/2013	196	178,115
PAETEC Holding Corp. Initial Term Loan B1	2.819%		2/28/2013	471	429,093
R.H. Donnelley Corp. Term Loan D1	6.75%		6/30/2011	460	362,074
Regal Cinemas, Inc. Term Loan	4.97%		10/28/2013	3,242	3,106,504

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
Telesat Canada Delayed Draw Term Loan (Canada)(a)	4.22%		10/31/2014	$196	$182,940
Telesat Canada Term Loan II (Canada)(a)	3.32%		10/31/2014	2,284	2,129,956
Weather Channel Term Loan B	6.25%		9/12/2015	1,992	1,990,625
WideOpenWest Finance LLC Term Loan B	2.911	%-2.928%	6/18/2014	500	400,625
Wind Telecommunicazioni SpA Term Loan B2(b)	3.991%		5/27/2013	375	339,492
Wind Telecommunicazioni SpA Term Loan C2(b)	4.991%		5/26/2014	375	339,492
Windstream Corp. Term Loan B1	1.84	%-2.39%	7/17/2013	994	933,717
Total					49,017,253
Metals/Minerals 1.69%
Aleris International, Inc. Debtor in Possession Term Loan(d)(e)	13.00%		2/13/2010	83	75,968
Aleris International, Inc. Term Loan B1	3.25%		2/13/2010	224	77,563
Aleris International, Inc. Term Loan B1	4.25%		2/15/2010	114	9,099
Aleris International, Inc. Term Loan C1	4.25%		2/15/2010	159	66,770
Algoma Steel, Inc. Term Loan B (Canada)(a)	2.82%		6/20/2013	744	461,477
John Maneely Co. Term Loan	3.599	%-4.389%	12/8/2013	1,710	1,357,133
Noranda Aluminum Acquisition Corp. Term Loan B	2.316%		5/18/2014	653	442,413
Oxbow Carbon & Minerals Holdings LLC Delayed Draw Term Loan B	2.319%		5/8/2014	147	132,118
Oxbow Carbon & Minerals Holdings LLC Term Loan B	2.319	%-3.22%	5/8/2014	1,542	1,385,339
Total					4,007,880
Retail 4.48%
Dollar General Corp. Term Loan B1	3.069	%-3.789%	7/6/2014	2,596	2,445,803
Michael Stores, Inc. New Term Loan B	2.625	%-2.688%	10/31/2013	1,995	1,440,058
Nebraska Book Co., Inc. Incremental Term Loan(c)	9.25%		3/4/2011	1,400	1,315,638
Nebraska Book Co., Inc. Term Loan(c)	7.22	%-7.77%	3/4/2011	349	328,136
Neiman-Marcus Group, Inc. (The) Term Loan B	2.414	%-3.277%	4/6/2013	500	354,896
Sally Holdings LLC Term Loan B	2.57	%-2.93%	11/16/2013	1,130	1,055,068

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Retail (continued)
Toys 'R' Us-Delaware, Inc. Term Loan B	4.566%		7/19/2012	$2,000	$1,630,000
Yankee Candle Co., Inc. (The) Term Loan B	2.32	%-3.22%	2/6/2014	2,437	2,093,988
Total					10,663,587
Service 5.32%
Asurion Corp. First Lien Term Loan	3.382	%-4.016%	7/3/2014	3,250	2,942,875
Education Management LLC Term Loan C	3.00%		6/1/2013	2,245	2,024,495
Hertz Corp. (The) Synthetic Letter of Credit	1.227%		12/1/2012	154	140,052
Hertz Corp. (The) Term Loan B	2.07	%-2.17%	12/1/2012	846	766,823
Metavante Corp. Term Loan B	2.778%		11/1/2014	1,491	1,424,120
Nuance Communications, Inc. Term Loan	2.32%		3/29/2013	1,000	907,500
Nuance Communications, Inc. Term Loan B1	2.32%		3/29/2013	1,497	1,358,941
Rental Service Corp. Second Lien Term Loan(c)	3.82	%-4.67%	11/30/2013	2,000	1,490,000
Weight Watchers International, Inc. Term Loan B	1.938	%-2.75%	1/26/2014	997	937,291
West Corp. Term Loan B2	2.684	%-2.789%	10/24/2013	749	651,809
Total					12,643,906
Transportation 5.10%
Allison Transmission, Inc. Term Loan B	3.12	%-3.15%	8/7/2014	1,224	952,007
Cooper Standard Automotive, Inc. Term Loan B	3.75%		12/23/2011	157	65,553
Cooper Standard Automotive, Inc. Term Loan C	3.75%		12/23/2011	393	163,763
Cooper Standard Automotive, Inc. Term Loan D(c)	3.75%		12/23/2011	437	194,414
DaimlerChrysler Financial Services Americas LLC Term Loan	4.35%		8/3/2012	1,989	1,759,334
Dana Corp. Term Loan B	7.25%		1/29/2015	1,164	567,038
Federal-Mogul Corp. Term Loan B(b)	1.938%		12/27/2014	993	623,260
Federal-Mogul Corp. Term Loan C(b)	1.938%		12/27/2015	507	317,990
Ford Motor Co. Term Loan	3.35	%-4.14%	12/16/2013	1,989	1,422,340
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan	2.07%		4/30/2014	1,000	843,281
Lear Corp. Term Loan	3.032	%-3.97%	4/25/2012	743	498,879

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Transportation (continued)
Navistar International Corp. Term Loan B	3.51%		1/19/2012	$1,467	$1,261,333
Navistar International Corp. Revolver	3.51	%-3.696%	1/19/2012	533	458,667
Oshkosh Truck Corp. Term Loan B	7.15	%-7.32%	12/6/2013	2,461	2,123,902
TRW Automotive, Inc. Term Loan B1	1.938%		2/9/2014	1,000	881,667
Total					12,133,428
Utility 2.07%
Boston Generating LLC First Lien Term Loan	2.569%		12/20/2013	385	264,786
Boston Generating LLC Synthetic Letter of Credit	3.345%		12/20/2013	87	59,929
Boston Generating LLC Revolver	3.47%		12/20/2013	24	16,780
NRG Energy, Inc. Synthetic Letter of Credit	2.82%		2/1/2013	412	382,964
NRG Energy, Inc. Term Loan	2.72%		2/1/2013	1,370	1,272,777
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.819	%-3.882%	10/10/2014	995	683,899
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.819	%-3.882%	10/10/2014	2,985	2,069,527
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.819	%-3.882%	10/14/2014	248	170,716
Total					4,921,378
Total Floating Rate Loans (cost $218,425,404)					217,255,410
Total Long-Term Investments (cost $230,556,080)					229,761,443
SHORT-TERM INVESTMENTS 10.75%
Repurchase Agreement 10.75%
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $26,085,000 of U.S. Treasury Bill at 0.13% due 8/13/2009; value: $26,077,175; proceeds: $25,564,021				25,564	25,564,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%	6/1/2009	$—	(f)	$165
Total Short-Term Investments (cost $25,564,165)					25,564,165
Total Investments in Securities 107.37% (cost $256,120,245)					255,325,608
Liabilities in Excess of Cash and Other Assets (7.37%)					(17,522,749)
Net Assets 100.00%					$237,802,859

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  ^  Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by major United States banks.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security purchased on a when-issued basis (See Note 2(i)).

  (c)  Illiquid security. The total market value of these securities at May 31, 2009 is $12,140,690, which represents 5.11% of the Fund's net assets.

  (d)  The borrower has filed for protection in federal bankruptcy court.

  (e)  This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

  (f)  Amount is less than $1,000.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.80%
CONVERTIBLE BONDS 2.70%
Health Services 0.64%
Life Technologies Corp.	3.25%	6/15/2025	$1,500	$1,511,250
Medarex, Inc.	2.25%	5/15/2011	2,050	1,801,437
Total				3,312,687
Integrated Energy 0.61%
Energy Conversion Devices, Inc.	3.00%	6/15/2013	2,000	1,267,500
SunPower Corp.	0.75%	8/1/2027	2,000	1,855,000
Total				3,122,500
Non-Food & Drug Retailers 0.09%
Saks, Inc.†	7.50%	12/1/2013	500	490,000
Pharmaceuticals 0.58%
CV Therapeutics, Inc.	3.25%	8/16/2013	3,000	3,000,000
Telecommunications Equipment 0.22%
Ciena Corp.	0.875%	6/15/2017	2,250	1,127,813
Theaters & Entertainment 0.56%
Regal Entertainment Group†	6.25%	3/15/2011	3,000	2,872,500
Total Convertible Bonds (cost $13,449,902)				13,925,500
			Shares (000)
CONVERTIBLE PREFERRED STOCK 0.01%
Agency
Fannie Mae (cost $1,500,000)	8.75%		30	32,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments		Interest Rate		Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS^ 3.42%
Apparel/Textiles 0.56%
Michaels Stores, Inc. Term Loan B		2.625	%-2.688%	10/31/2013	$3,992	$2,881,961
Automotive 1.40%
Ford Motor Co. Term Loan B		3.35	%-4.14%	12/15/2013	3,473	2,483,445
Manitowoc Co., Inc. Term Loan B		6.50%		8/25/2014	1,998	1,646,274
Oshkosh Corp. Term Loan B		7.15	%-7.32%	12/6/2013	3,581	3,090,953
Total						7,220,672
Food: Wholesale 0.49%
Pinnacle Foods Holdings Corp. Term Loan B		3.161%		4/2/2014	2,962	2,529,084
Investments & Miscellaneous Financial Services 0.21%
Nuveen Investments Term Loan B		3.313	%-4.232%	11/13/2014	1,496	1,079,150
Non-Food & Drug Retailers 0.46%
Dollar General Corp. Term Loan B1		3.069	%-3.789%	7/6/2014	2,500	2,355,358
Printing & Publishing 0.30%
Cengage Learning, Inc. Term Loan B		2.82%		7/3/2014	1,995	1,568,830
Total Floating Rate Loans (cost $16,875,863)						17,635,055
	Currency
FOREIGN BONDS 0.11%
Luxembourg
Hellas III†(a) (cost $527,699)	EUR	8.50%		10/15/13	1,000	579,617
HIGH YIELD CORPORATE BONDS 87.69%
Aerospace/Defense 1.65%
Esterline Technologies Corp.		7.75%		6/15/2013	2,650	2,577,125
L-3 Communications Corp.		6.125%		1/15/2014	3,000	2,775,000
Moog, Inc.		6.25%		1/15/2015	2,500	2,325,000
Vought Aircraft Industries, Inc.		8.00%		7/15/2011	1,670	826,650
Total						8,503,775

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Airlines 0.71%
Continental Airlines, Inc.	7.487%	10/2/2010	$2,525	$2,386,125
Continental Airlines, Inc.	7.918%	5/1/2010	1,350	1,289,250
Total				3,675,375
Apparel/Textiles 1.25%
Levi Strauss & Co.	9.75%	1/15/2015	3,650	3,540,500
Oxford Industries, Inc.	8.875%	6/1/2011	1,750	1,566,250
Quiksilver, Inc.	6.875%	4/15/2015	2,000	1,340,000
Total				6,446,750
Auto Loans 1.76%
Ford Motor Credit Co. LLC	9.75%	9/15/2010	5,000	4,735,630
Ford Motor Credit Co. LLC	12.00%	5/15/2015	4,750	4,371,739
Total				9,107,369
Auto Parts & Equipment 2.08%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	315,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	2,325	2,325,000
Stanadyne Corp.	10.00%	8/15/2014	1,500	1,241,250
Stanadyne Corp. (12.00% after 8/15/2009)*	Zero Coupon	2/15/2015	3,660	1,811,700
Tenneco, Inc.	10.25%	7/15/2013	3,500	3,255,000
TRW Automotive, Inc.†	7.25%	3/15/2017	2,500	1,762,500
Total				10,710,450
Automotive 0.52%
Ford Holdings LLC	9.30%	3/1/2030	2,200	1,199,000
Ford Motor Co.	9.50%	9/15/2011	2,000	1,510,000
Total				2,709,000
Banking 2.40%
CIT Group, Inc.	5.20%	11/3/2010	5,000	4,354,210
Goldman Sachs Capital I	6.345%	2/15/2034	3,150	2,541,833
JPMorgan Chase & Co.	7.90%#	4/29/2049	3,000	2,511,729
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013	2,000	1,598,346
Sovereign Bank	8.75%	5/30/2018	1,500	1,380,000
Total				12,386,118

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverage 1.87%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	$4,000	$4,309,948
Cerveceria Nacional Dominicana C por A (Dominican Republic)†(b)	14.665%#	3/27/2012	4,000	2,875,280
Constellation Brands, Inc.	8.375%	12/15/2014	2,475	2,487,375
Total				9,672,603
Brokerage 0.51%
Lazard Group LLC	7.125%	5/15/2015	3,000	2,620,728
Building & Construction 1.13%
Lennar Corp.†	12.25%	6/1/2017	2,175	2,251,125
Toll Brothers Finance Corp.	8.91%	10/15/2017	3,000	3,010,911
William Lyon Homes, Inc.	10.75%	4/1/2013	2,000	570,000
Total				5,832,036
Building Materials 1.12%
Building Materials Corp. of America	7.75%	8/1/2014	2,250	1,980,000
Ply Gem Industries, Inc.	11.75%	6/15/2013	2,300	1,483,500
Texas Industries, Inc.†	7.25%	7/15/2013	2,700	2,335,500
Total				5,799,000
Chemicals 2.33%
Ashland, Inc.†	9.125%	6/1/2017	725	737,687
Dow Chemical Co. (The)	8.55%	5/15/2019	4,400	4,406,851
Huntsman LLC	11.625%	10/15/2010	1,550	1,577,125
MacDermid, Inc.†	9.50%	4/15/2017	2,500	1,537,500
Nalco Co.†	8.25%	5/15/2017	875	883,750
Nalco Co.	8.875%	11/15/2013	1,200	1,212,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,750	1,671,250
Total				12,026,163
Computer Hardware 0.26%
Seagate Technology International†	10.00%	5/1/2014	1,300	1,319,500
Consumer/Commercial/Lease Financing 0.23%
American Express Co.	6.80%#	9/1/2066	1,725	1,171,896

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods 1.07%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	$2,100	$2,278,319
Mueller Water Products, Inc.	7.375%	6/1/2017	1,375	825,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,825	2,428,875
Total				5,532,194
Electric: Generation 3.53%
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,250	1,822,500
Edison Mission Energy	7.75%	6/15/2016	7,500	5,850,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,250	5,636,875
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	8,225	4,914,438
Total				18,223,813
Electric: Integrated 0.26%
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,200	1,325,664
Electronics 1.08%
Avago Technologies Ltd. (Singapore)(b)	10.125%	12/1/2013	2,100	2,029,125
National Semiconductor Corp.	6.60%	6/15/2017	3,000	2,540,232
NXP BV LLC (Netherlands)(b)	3.881%#	10/15/2013	3,500	1,001,875
Total				5,571,232
Energy: Exploration & Production 3.63%
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,175	1,310,548
Berry Petroleum Co.	10.25%	6/1/2014	1,075	1,060,219
Chesapeake Energy Corp.	6.25%	1/15/2018	4,000	3,265,000
Cimarex Energy Co.	7.125%	5/1/2017	1,500	1,308,750
Encore Acquisition Co.	9.50%	5/1/2016	1,100	1,072,500
Forest Oil Corp.	7.25%	6/15/2019	2,025	1,751,625
Newfield Exploration Co.	7.125%	5/15/2018	3,025	2,737,625
Quicksilver Resources, Inc.	7.125%	4/1/2016	3,250	2,388,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,250	1,050,000
Range Resources Corp.	6.375%	3/15/2015	3,000	2,782,500
Total				18,727,517

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers 1.44%
Ingles Markets, Inc.†	8.875%	5/15/2017	$3,300	$3,262,875
New Albertson's, Inc.	6.625%	6/1/2028	2,285	1,793,725
Rite Aid Corp.	7.50%	3/1/2017	3,000	2,370,000
Total				7,426,600
Food: Wholesale 1.51%
Del Monte Corp.	8.625%	12/15/2012	2,100	2,121,000
Dole Food Co., Inc.†	13.875%	3/15/2014	700	752,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	275	246,813
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	2,450	2,027,375
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	2,975	2,644,031
Total				7,791,719
Forestry/Paper 2.24%
Abitibi-Consolidated, Inc. (Canada)†(b)(c)	15.50%	7/15/2010	2,425	400,125
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	2,025	1,989,563
Graphic Packaging International Corp.	9.50%	8/15/2013	3,000	2,820,000
Rock-Tenn Co.	9.25%	3/15/2016	3,200	3,264,000
Temple-Inland, Inc.	6.625%	1/15/2016	3,500	3,077,749
Total				11,551,437
Gaming 4.44%
Ameristar Casinos, Inc.†	9.25%	6/1/2014	1,000	1,015,000
Boyd Gaming Corp.	7.125%	2/1/2016	2,225	1,590,875
Downstream Development Quapaw†	12.00%	10/15/2015	2,100	1,144,500
Harrah's Operating Co., Inc.†	10.00%	12/15/2018	1,350	907,875
Harrah's Operating Escrow LLC/Harrah's Escrow Corp.†	11.25%	6/1/2017	1,350	1,316,250
Las Vegas Sands Corp.	6.375%	2/15/2015	3,100	2,309,500
MGM Mirage	8.375%	2/1/2011	1,800	1,512,000
MGM Mirage†	11.125%	11/15/2017	1,800	1,894,500
Mohegan Tribal Gaming Authority	8.00%	4/1/2012	2,100	1,590,750
River Rock Entertainment Authority	9.75%	11/1/2011	4,182	3,073,770
Scientific Games International, Inc.†	9.25%	6/15/2019	2,000	1,955,000
Snoqualmie Entertainment Authority†	5.384%#	2/1/2014	5,000	2,637,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,250	1,937,812
Total				22,885,332

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution 4.55%
El Paso Corp.	8.05%	10/15/2030	$10,000	$8,168,400
Ferrellgas Partners LP†	6.75%	5/1/2014	2,500	2,287,500
Inergy Finance LP	8.25%	3/1/2016	8,000	7,860,000
Williams Cos., Inc. (The)	7.50%	1/15/2031	6,100	5,167,023
Total				23,482,923
Health Services 7.17%
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	800	782,000
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	1,525	1,532,625
Biomet, Inc.	11.625%	10/15/2017	4,350	4,306,500
Community Health Systems	8.875%	7/15/2015	4,350	4,322,812
HCA, Inc.	9.125%	11/15/2014	9,000	8,865,000
Healthsouth Corp.	8.323%#	6/15/2014	4,500	4,162,500
National Mentor Holdings, Inc.	11.25%	7/1/2014	1,800	1,629,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	3,000	2,973,750
Tenet Healthcare Corp.	9.875%	7/1/2014	2,025	2,035,125
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	3,000	2,340,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)*	Zero Coupon	10/1/2015	3,450	3,234,375
VWR Funding, Inc. PIK	10.25%	7/15/2015	1,075	811,625
Total				36,995,312
Hotels 1.52%
FelCor Lodging LP	9.00%	6/1/2011	600	516,000
Gaylord Entertainment Co.	8.00%	11/15/2013	1,400	1,160,250
Host Hotels & Resorts LP	6.375%	3/15/2015	5,000	4,300,000
Host Hotels & Resorts LP†	9.00%	5/15/2017	2,000	1,890,000
Total				7,866,250
Household & Leisure Products 0.26%
Whirlpool Corp.	8.60%	5/1/2014	1,325	1,340,442
Investments & Miscellaneous Financial Services 1.02%
American General Finance Corp.	4.875%	5/15/2010	1,350	1,036,530
Janus Capital Group, Inc.	6.95%	6/15/2017	3,250	2,564,585
Nuveen Investments, Inc.†	10.50%	11/15/2015	3,100	1,674,000
Total				5,275,115

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.90%
Speedway Motorsports, Inc.†	8.75%	6/1/2016	$2,600	$2,606,500
Universal City Development Partners Ltd.	11.75%	4/1/2010	2,125	2,045,312
Total				4,651,812
Machinery 0.87%
Baldor Electric Co.	8.625%	2/15/2017	4,890	4,474,350
Media: Broadcast 1.83%
Allbritton Communications Co.	7.75%	12/15/2012	1,250	878,125
CBS Corp.	8.875%	5/15/2019	2,450	2,438,595
Clear Channel Communications, Inc.	7.65%	9/15/2010	900	396,000
Lin TV Corp.	6.50%	5/15/2013	2,200	1,534,500
Rainbow National Services LLC†	10.375%	9/1/2014	2,720	2,818,600
Univision Communications, Inc. PIK†	9.75%	3/15/2015	4,400	1,386,000
Total				9,451,820
Media: Cable 3.95%
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	5,000	600,000
CCH II LLC / CCH II Capital Corp.	10.25%	9/15/2010	5,200	5,122,000
Cox Communications, Inc.†	9.375%	1/15/2019	2,900	3,354,671
DirecTV Holdings LLC	7.625%	5/15/2016	3,200	3,112,000
Mediacom Communications Corp.	9.50%	1/15/2013	6,000	5,760,000
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	2,500	2,425,000
Total				20,373,671
Media: Services 1.14%
Affinion Group, Inc.	11.50%	10/15/2015	1,325	1,149,438
Nielsen Finance LLC / Nielsen Finance Co.†	11.625%	2/1/2014	1,600	1,592,000
WMG Acquisition Corp.†	9.50%	6/15/2016	3,150	3,161,812
Total				5,903,250
Metals/Mining (Excluding Steel) 4.27%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	5,500	5,856,400
Arch Western Finance LLC	6.75%	7/1/2013	1,300	1,189,500
Compass Minerals International, Inc.†	8.00%	6/1/2019	900	895,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	7,675	7,628,213

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals/Mining (Excluding Steel) (continued)
Peabody Energy Corp.	5.875%	4/15/2016	$2,150	$1,897,375
Teck Resources Ltd. (Canada)†(b)	10.25%	5/15/2016	4,500	4,561,844
Total				22,028,832
Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(c)	6.875%	6/15/2011	2,500	3,125
Multi-Line Insurance 1.04%
MetLife Capital Trust X†	9.25%#	4/8/2038	5,000	4,259,430
USI Holdings Corp.†	9.75%	5/15/2015	2,000	1,105,000
Total				5,364,430
Non-Food & Drug Retailers 1.61%
Macy's Retail Holdings, Inc.	8.875%	7/15/2015	2,930	2,826,249
Michaels Stores, Inc.	11.375%	11/1/2016	1,350	735,750
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	2,475	1,324,125
Nordstrom, Inc.	6.25%	1/15/2018	2,000	1,867,824
Toys 'R' Us, Inc.	7.625%	8/1/2011	2,000	1,530,000
Total				8,283,948
Oil Field Equipment & Services 0.69%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,232,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	725	685,125
PHI, Inc.	7.125%	4/15/2013	2,000	1,640,000
Total				3,557,125
Property & Casualty 0.30%
Liberty Mutual Group, Inc.†	10.75%#	6/15/2058	2,500	1,552,250
Packaging 2.14%
Ball Corp.	6.625%	3/15/2018	3,650	3,385,375
Crown Cork & Seal Co., Inc.	8.00%	4/15/2023	2,775	2,455,875
Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014	3,000	2,685,000
Solo Cup Co.	8.50%	2/15/2014	3,125	2,515,625
Total				11,041,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Railroads 0.23%
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	12.50%	4/1/2016	$1,250	$1,181,250
Restaurants 0.47%
Denny's Corp./Denny's Holdings, Inc.	10.00%	10/1/2012	2,500	2,425,000
Software/Services 1.46%
First Data Corp.	9.875%	9/24/2015	1,750	1,198,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	4,000	3,650,000
Vangent, Inc.	9.625%	2/15/2015	3,500	2,686,250
Total				7,535,000
Steel Producers/Products 1.57%
Allegheny Technologies, Inc.	9.375%	6/1/2019	925	945,406
ArcelorMittal (Luxembourg)(b)	5.375%	6/1/2013	2,000	1,845,696
ArcelorMittal (Luxembourg)(b)	9.85%	6/1/2019	3,700	3,805,875
ArcelorMittal USA Partnership	9.75%	4/1/2014	1,500	1,489,835
Total				8,086,812
Support: Services 2.28%
Corrections Corp. of America	7.75%	6/1/2017	2,475	2,437,875
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,500	2,450,000
Expedia, Inc.†	8.50%	7/1/2016	1,850	1,766,750
Hertz Corp. (The)	10.50%	1/1/2016	2,500	2,187,500
Rental Service Corp.	9.50%	12/1/2014	3,750	2,943,750
Total				11,785,875
Telecommunications: Integrated/Services 6.78%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	3,699,500
Cincinnati Bell, Inc.	8.375%	1/15/2014	5,075	4,827,594
Hughes Network Systems LLC†	9.50%	4/15/2014	1,325	1,285,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,700	1,649,000
Intelsat Corp.†	9.25%	8/15/2014	3,050	2,958,500
Intelsat Subsidiary Holding Co., Ltd.†	8.50%	1/15/2013	2,050	2,019,250
MasTec, Inc.	7.625%	2/1/2017	2,125	1,901,875
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	9,000	9,045,000
Qwest Corp.	4.57%#	6/15/2013	5,000	4,512,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services (continued)
Sprint Capital Corp.	8.75%	3/15/2032	$2,075	$1,649,625
Virgin Media Finance plc (United kingdom)(b)	9.50%	8/15/2016	1,525	1,457,503
Total				35,005,597
Telecommunications: Wireless 4.12%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,925	1,905,750
Cricket Communications, Inc.	9.375%	11/1/2014	1,350	1,350,000
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	2,320	1,867,600
DigitalGlobe, Inc.†	10.50%	5/1/2014	650	671,125
Hellas II (Luxembourg)†(b)	6.881%#	1/15/2015	2,000	390,000
iPCS, Inc.	3.153%#	5/1/2013	1,575	1,311,187
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,500	2,521,875
Sprint Capital Corp.	8.375%	3/15/2012	5,250	5,197,500
Wind Acquisition Finance SA (Italy)†(b)	10.75%	12/1/2015	5,725	6,039,875
Total				21,254,912
Theaters & Entertainment 0.50%
AMC Entertainment, Inc.	8.625%	8/15/2012	2,500	2,587,500
Total High Yield Corporate Bonds (cost $470,988,205)				452,524,747
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.52%
American Tower Trust 2007-1A AFX† (cost $2,477,181)	5.420%	4/15/2037	3,000	2,670,000
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.35%
Consumer Products
H.J. Heinz Finance Co.† (cost $2,000,000)	8.00%		— (d)	1,805,000
Total Long-Term Investments (cost $507,818,850)				489,172,019

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 4.24%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $22,285,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $22,340,713; proceeds: $21,901,155 (cost $21,901,137)	$21,901	$21,901,137
Total Investments in Securities 99.04% (cost $529,719,987)		511,073,156
Cash and Other Assets in Excess of Liabilities 0.96%		4,946,038
Net Assets 100.00%		$516,019,194

  EUR  Euro Dollar

  PIK  Payment-in-kind.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  *  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  ^  Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by major United States banks.

  (a)  Investment in non-U.S. dollar denominated security.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Defaulted security.

  (d)  Amount is less than 1,000 shares.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.71%
ASSET-BACKED SECURITIES 3.80%
Automobile 1.40%
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$830	$842,044
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,570,970
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	5,000	5,031,877
Total				8,444,891
Credit Cards 2.40%
Capital One Multi-Asset Execution Trust 2006-A13	0.324%#	8/15/2012	5,500	5,484,333
MBNA Credit Card Master Note Trust 2004-A7	0.444%#	12/15/2011	5,000	4,997,953
MBNA Credit Card Master Note Trust 2004-A10 A	0.424%#	3/15/2012	4,000	3,994,764
Total				14,477,050
Total Asset-Backed Securities (cost $22,597,423)				22,921,941
CORPORATE BONDS 76.38%
Aerospace/Defense 0.18%
L-3 Communications Corp.	7.625%	6/15/2012	1,100	1,101,375
Air Transportation 1.47%
Bristow Group, Inc.	6.125%	6/15/2013	1,000	880,000
Bristow Group, Inc.	7.50%	9/15/2017	395	345,625
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	2,000	1,819,168
Southwest Airlines Co.†	10.50%	12/15/2011	5,500	5,782,029
Total				8,826,822
Apparel 0.71%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	2,500	2,487,500
Warnaco Group, Inc.	8.875%	6/15/2013	1,785	1,807,312
Total				4,294,812
Auto Parts: Original Equipment 0.30%
ITC Holdings Corp.†	6.05%	1/31/2018	2,000	1,812,522

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 0.70%
Roper Industries, Inc.	6.625%	8/15/2013	$4,175	$4,204,789
Banks 2.36%
Citigroup, Inc.	6.50%	8/19/2013	2,175	2,157,326
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	445	458,906
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,269	4,089,536
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,575	1,446,192
Morgan Stanley	5.95%	12/28/2017	2,500	2,352,472
Morgan Stanley	6.00%	4/28/2015	1,420	1,388,550
Morgan Stanley	6.625%	4/1/2018	2,359	2,335,908
Total				14,228,890
Banks: Money Center 0.93%
African Development Bank (Ivory Coast)(a)	3.00%	5/27/2014	1,159	1,145,260
European Investment Bank (Luxembourg)(a)	3.00%	4/8/2014	1,447	1,448,718
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	3,000	3,009,960
Total				5,603,938
Beverages 1.99%
Anheuser-Busch InBev Worldwide, Inc.†	5.375%	11/15/2014	500	502,245
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	1,000	1,073,656
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	1,200	1,292,984
Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	3,150	3,296,519
Bacardi Ltd.†	7.45%	4/1/2014	2,000	2,081,332
FBG Finance Ltd. (Australia)†(a)	5.125%	6/15/2015	1,250	1,105,654
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	1,100	807,491
FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	1,250	1,262,188
SABMiller plc (United Kingdom)†(a)	6.50%	7/1/2016	600	584,749
Total				12,006,818
Biotechnology Research & Production 1.00%
Amgen, Inc.	6.375%	6/1/2037	455	464,600
Amgen, Inc.	6.40%	2/1/2039	2,924	2,992,468
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	700	703,500
Cellu Tissue Holdings, Inc.	9.75%	3/15/2010	925	929,625
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	975	957,937
Total				6,048,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Broadcasting 1.01%
Cox Communications, Inc.†	8.375%	3/1/2039	$165	$173,791
Cox Communications, Inc.†	9.375%	1/15/2019	5,125	5,928,513
Total				6,102,304
Building Materials 0.25%
Texas Industries, Inc.	7.25%	7/15/2013	310	268,150
Texas Industries, Inc.†	7.25%	7/15/2013	1,400	1,211,000
Total				1,479,150
Business Services 0.19%
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	1,500	1,157,535
Cable Services 3.03%
Comcast Corp.	6.95%	8/15/2037	8,750	8,795,237
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,451,580
Time Warner Cable, Inc.	7.30%	7/1/2038	3,250	3,306,258
Time Warner Cable, Inc.	7.50%	4/1/2014	888	964,146
Time Warner Cable, Inc.	8.25%	2/14/2014	636	708,765
Total				18,225,986
Chemicals 0.43%
Huntsman International LLC	7.375%	1/1/2015	1,290	872,362
Huntsman International LLC	7.875%	11/15/2014	250	172,500
Huntsman LLC	11.625%	10/15/2010	415	422,263
Nalco Co.	7.75%	11/15/2011	343	348,145
Nalco Co.†	8.25%	5/15/2017	750	757,500
Total				2,572,770
Coal 0.73%
CONSOL Energy, Inc.	7.875%	3/1/2012	4,300	4,396,750
Communications Equipment 0.29%
Harris Corp.	5.00%	10/1/2015	2,000	1,772,044
Computer Software 1.00%
BMC Software, Inc.	7.25%	6/1/2018	2,400	2,152,203
Intuit, Inc.	5.75%	3/15/2017	2,687	2,494,272
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,500	1,368,750
Total				6,015,225

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Technology 0.17%
EQT Corp.	6.50%	4/1/2018	$1,100	$1,033,666
Consumer Products 0.04%
Elizabeth Arden, Inc.	7.75%	1/15/2014	314	265,330
Containers 1.56%
Ball Corp.	6.875%	12/15/2012	700	686,875
Pactiv Corp.	5.875%	7/15/2012	700	703,951
Pactiv Corp.	7.95%	12/15/2025	1,838	1,490,897
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,550	3,384,186
Sealed Air Corp.†	5.625%	7/15/2013	500	454,993
Sealed Air Corp.†	6.875%	7/15/2033	3,550	2,671,844
Total				9,392,746
Diversified 1.42%
General Electric Capital Corp.	1.80%	3/11/2011	4,646	4,696,762
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	475	515,334
Tyco Electronics Group (Switzerland)(a)	6.00%	10/1/2012	1,000	978,154
Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	3,250	2,335,515
Total				8,525,765
Diversified Materials & Processing 0.06%
Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	320	353,808
Drugs 0.80%
Hospira, Inc.	6.05%	3/30/2017	3,250	3,069,248
Hospira, Inc.	6.40%	5/15/2015	1,000	1,017,601
Pfizer, Inc.	7.20%	3/15/2039	650	737,274
Total				4,824,123
Electric: Equipment/Components 0.72%
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	850	855,788
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	3,800	3,486,052
Total				4,341,840
Electric: Power 7.94%
Arizona Public Service Co.	4.65%	5/15/2015	150	127,571
Arizona Public Service Co.	5.50%	9/1/2035	2,850	1,890,872
Black Hills Corp.	9.00%	5/15/2014	1,950	1,984,418

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	$1,300	$1,391,325
DTE Energy Co.	7.625%	5/15/2014	500	517,003
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	3,315	3,290,734
EDF SA (France)†(a)	6.50%	1/26/2019	350	378,843
EDF SA (France)†(a)	6.95%	1/26/2039	2,000	2,200,100
Energy East Corp.	6.75%	7/15/2036	2,450	2,159,584
Entergy Arkansas	5.66%	2/1/2025	2,400	2,047,651
Entergy Louisiana LLC	6.50%	9/1/2018	1,000	969,752
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	959,445
General Electric Capital Corp.	5.90%	5/13/2014	1,043	1,052,090
General Electric Capital Corp.	6.875%	1/10/2039	6,750	6,224,242
Kansas City Power & Light Co.	7.15%	4/1/2019	1,000	1,036,110
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	3,693,002
NiSource Finance Corp.	6.80%	1/15/2019	1,700	1,525,708
NiSource Finance Corp.	10.75%	3/15/2016	1,000	1,090,895
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,000	2,015,932
Oncor Electric Delivery Co.	7.25%	1/15/2033	282	277,062
Portland General Electric Co.	6.10%	4/15/2019	600	620,527
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	2,801,115
Sempra Energy	6.50%	6/1/2016	1,500	1,532,547
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,400	1,320,935
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,255	3,595,864
Toledo Edison Co. (The)	7.25%	5/1/2020	1,850	1,907,202
Union Electric Co.	6.40%	6/15/2017	1,211	1,215,335
Total				47,825,864
Electrical Equipment 0.22%
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,311,458
Electrical: Household 0.84%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,100	5,051,392
Electronics: Semi-Conductors/Components 0.44%
Agilent Technologies, Inc.	6.50%	11/1/2017	3,050	2,664,294
Energy Equipment & Services 0.86%
Cameron International Corp.	6.375%	7/15/2018	665	590,205

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services (continued)
Energy Transfer Partners LP	8.50%	4/15/2014	$2,000	$2,228,064
EQT Corp.	8.125%	6/1/2019	300	309,999
Inergy Finance LP	8.25%	3/1/2016	1,400	1,375,500
Inergy Finance LP†	8.75%	3/1/2015	275	273,625
NRG Energy, Inc.	7.25%	2/1/2014	450	432,000
Total				5,209,393
Entertainment 0.21%
WMG Acquisition Corp.†	9.50%	6/15/2016	1,250	1,254,688
Environmental Services 0.11%
Williams Cos., Inc.†	8.75%	1/15/2020	665	686,132
Financial: Miscellaneous 0.21%
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,300	1,237,677
Financial Services 2.41%
ABX Financing Co.†	5.75%	10/15/2016	2,750	2,720,666
Janus Capital Group, Inc.	6.95%	6/15/2017	3,025	2,387,037
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,000	2,831,526
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	1,000	1,124,265
Teco Finance, Inc.	6.572%	11/1/2017	2,382	2,159,052
Teco Finance, Inc.	7.00%	5/1/2012	1,660	1,675,582
Western Union Co. (The)	6.50%	2/26/2014	1,550	1,625,119
Total				14,523,247
Food 1.94%
Kraft Foods, Inc.	6.875%	1/26/2039	4,700	4,771,285
Land O' Lakes, Inc.	9.00%	12/15/2010	2,000	2,025,000
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.625%	6/15/2016	2,500	2,226,140
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	3,000	2,666,250
Total				11,688,675
Gaming 0.74%
MGM Mirage†	10.375%	5/15/2014	425	439,875
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	1,600	1,336,000
Mohegan Tribal Gaming Authority	6.375%	7/15/2009	550	537,625
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	1,375	1,347,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)
Scientific Games Corp.	6.25%	12/15/2012	$225	$208,125
Scientific Games International, Inc.†	9.25%	6/15/2019	575	562,062
Total				4,431,187
Healthcare Management Services 0.20%
WellPoint, Inc.	6.375%	6/15/2037	1,500	1,221,282
Healthcare Products 0.91%
Biogen Idec, Inc.	6.875%	3/1/2018	1,800	1,791,580
Biomet, Inc.	11.625%	10/15/2017	1,300	1,287,000
HCA, Inc.	9.125%	11/15/2014	2,450	2,413,250
Total				5,491,830
Healthcare Services 1.00%
Medco Health Solutions, Inc.	7.125%	3/15/2018	2,493	2,489,405
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,000	2,824,584
UnitedHealth Group, Inc.	6.625%	11/15/2037	835	682,721
Total				5,996,710
Hospital Supplies 0.12%
Beckman Coulter, Inc.	6.00%	6/1/2015	709	712,235
Household Furnishings 0.29%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	575	511,750
Sealy Mattress Co.†	10.875%	4/15/2016	775	798,250
Whirlpool Corp.	8.60%	5/1/2014	425	429,953
Total				1,739,953
Industrial Products 0.19%
Mueller Water Products, Inc.	7.375%	6/1/2017	730	438,000
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	750	679,847
Total				1,117,847
Insurance 0.12%
AFLAC, Inc.	8.50%	5/15/2019	700	726,142
Investment Management Companies 1.41%
BlackRock, Inc.	6.25%	9/15/2017	6,350	6,225,387
Lazard Group LLC	7.125%	5/15/2015	2,600	2,271,298
Total				8,496,685

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.65%
Seneca Gaming Corp.	7.25%	5/1/2012	$1,000	$815,000
Seneca Gaming Corp.	7.25%	5/1/2012	1,100	896,500
Speedway Motorsports, Inc.†	8.75%	6/1/2016	350	350,875
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,200	1,883,750
Total				3,946,125
Machinery: Agricultural 0.32%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	1,500	1,634,812
Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	300	271,500
Total				1,906,312
Machinery: Oil Well Equipment & Services 0.59%
Pride International, Inc.	7.375%	7/15/2014	2,750	2,753,437
Pride International, Inc.	8.50%	6/15/2019	775	784,688
Total				3,538,125
Manufacturing 0.33%
Smiths Group plc (United Kingdom)†(a)	7.20%	5/15/2019	2,000	1,899,110
Wabtec Corp.	6.875%	7/31/2013	95	93,575
Total				1,992,685
Materials & Commodities 0.16%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,300	949,000
Media 1.01%
Rainbow National Services LLC†	8.75%	9/1/2012	425	431,906
Rainbow National Services LLC†	10.375%	9/1/2014	500	518,125
Time Warner, Inc.	6.75%	4/15/2011	1,850	1,938,545
Time Warner, Inc.	7.625%	4/15/2031	3,500	3,195,290
Total				6,083,866
Metals & Minerals Miscellaneous 3.22%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,250	2,380,815
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	450	490,700
Barrick North America Finance LLC (Canada)(a)	7.50%	9/15/2038	950	972,571
CII Carbon LLC†	11.125%	11/15/2015	1,125	781,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals Miscellaneous (continued)
Compass Minerals International, Inc.†	8.00%	6/1/2019	$800	$796,000
Compass Minerals International, Inc.	12.00%	6/1/2013	750	785,625
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	9,350	10,058,543
Silgan Holdings, Inc.†	7.25%	8/15/2016	1,125	1,091,250
Teck Resources Ltd. (Canada)†(a)	10.75%	5/15/2019	2,000	2,060,634
Total				19,418,013
Miscellaneous 1.49%
Fiserv, Inc.	6.125%	11/20/2012	2,250	2,300,301
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	3,825	3,829,364
Lender Processing Services, Inc.	8.125%	7/1/2016	225	222,750
Magellan Midstream Partners LP	6.40%	5/1/2037	950	754,485
Texas Eastern Transmission LP	7.00%	7/15/2032	1,900	1,877,303
Total				8,984,203
Natural Gas 1.60%
Atmos Energy Corp.	8.50%	3/15/2019	400	443,655
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,600	3,751,978
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,730,569
Tennessee Gas Pipeline Co.†	8.00%	2/1/2016	1,700	1,738,250
Total				9,664,452
Office Supplies 0.24%
Staples, Inc.	9.75%	1/15/2014	1,304	1,439,171
Oil 3.46%
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,000	1,710,926
Mariner Energy, Inc.	7.50%	4/15/2013	325	286,000
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	3,800	3,630,862
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	2,700	2,745,384
Questar Market Resources	6.80%	4/1/2018	1,810	1,566,242
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,300	1,175,888
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	5,700	5,137,820
Valero Energy Corp.	9.375%	3/15/2019	1,300	1,457,708
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,000	3,121,152
Total				20,831,982

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers 3.03%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	$2,990	$3,087,357
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,700	1,825,875
Canadian Natural Resources (Canada)(a)	6.25%	3/15/2038	1,000	884,379
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,230,225
Encore Acquisition Co.	9.50%	5/1/2016	750	731,250
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	600	614,508
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	827,068
Key Energy Services, Inc.	8.375%	12/1/2014	1,180	1,044,300
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,350	3,314,192
Noble Energy, Inc.	5.25%	4/15/2014	2,000	1,871,228
Range Resources Corp.	8.00%	5/15/2019	500	495,000
Southwestern Energy Co.†	7.50%	2/1/2018	1,700	1,627,750
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	680	714,129
Total				18,267,261
Oil: Integrated Domestic 4.81%
Berry Petroleum Co.	10.25%	6/1/2014	150	147,938
Buckeye Partners LP	6.05%	1/15/2018	2,000	1,743,920
Ferrellgas Partners LP†	6.75%	5/1/2014	1,350	1,235,250
Frontier Oil Corp.	6.625%	10/1/2011	1,250	1,228,125
Frontier Oil Corp.	8.50%	9/15/2016	1,300	1,293,500
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,676,691
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,273,212
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,190,429
Newfield Exploration Co.	7.125%	5/15/2018	700	633,500
Newfield Exploration Co.	7.625%	3/1/2011	2,125	2,151,562
Pacific Energy Partners LP	6.25%	9/15/2015	1,444	1,300,953
Plains All American Pipeline LP	7.75%	10/15/2012	3,500	3,512,565
Questar Gas Co.	7.20%	4/1/2038	1,000	850,944
Rockies Express Pipeline LLC†	6.25%	7/15/2013	700	704,344
Rockies Express Pipeline LLC†	6.85%	7/15/2018	3,500	3,560,081
Transcontinental Gas Pipe Line Corp.	6.05%	6/15/2018	400	380,191
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,151,288
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	933,830
Total				28,968,323

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated International 0.78%
Northwest Pipeline GP	6.05%	6/15/2018	$425	$403,953
Questar Pipeline Co.	5.83%	2/1/2018	1,125	1,010,783
Transocean Ltd. (Switzerland)(a)	6.00%	3/15/2018	1,500	1,505,726
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	1,770	1,799,718
Total				4,720,180
Pollution Control 0.98%
Allied Waste Industries, Inc.	6.375%	4/15/2011	3,600	3,673,602
Clean Harbors, Inc.	11.25%	7/15/2012	1,810	1,816,787
Waste Management, Inc.	6.375%	3/11/2015	400	404,192
Total				5,894,581
Radio & TV Broadcasters 0.38%
British Sky Broadcasting Group plc (United Kingdom)†(a)	9.50%	11/15/2018	2,000	2,297,664
Railroads 0.56%
American Railcar Industries, Inc.	7.50%	3/1/2014	1,150	1,000,500
Canadian Pacific Railway Co. (Canada)(a)	5.75%	5/15/2013	1,125	1,137,244
Canadian Pacific Railway Co. (Canada)(a)	5.95%	5/15/2037	622	458,377
Union Pacific Corp.	5.125%	2/15/2014	750	757,789
Total				3,353,910
Real Estate Investment Trusts 0.08%
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	500	457,500
Retail 0.25%
Macy's Retail Holdings, Inc.	7.45%	9/15/2011	1,550	1,489,273
Retail: Specialty 0.41%
Kohl's Corp.	6.875%	12/15/2037	1,500	1,381,201
Nordstrom, Inc.	6.75%	6/1/2014	1,058	1,066,073
Total				2,447,274
Services 0.49%
Corrections Corp. of America	7.50%	5/1/2011	2,300	2,288,500
Corrections Corp. of America	7.75%	6/1/2017	650	640,250
Total				2,928,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel 1.16%
Allegheny Technologies, Inc.	8.375%	12/15/2011	$1,681	$1,787,110
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,000	1,022,061
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	4,050	4,165,891
Total				6,975,062
Technology 0.26%
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,500	1,542,509
Telecommunications 4.17%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	847,500
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	600	594,000
Cincinnati Bell, Inc.	7.00%	2/15/2015	800	738,000
Cricket Communications, Inc.†	7.75%	5/15/2016	775	752,719
DigitalGlobe, Inc.†	10.50%	5/1/2014	300	309,750
Hughes Network Systems LLC†	9.50%	4/15/2014	600	582,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	500	492,500
Nextel Communications, Inc.	7.375%	8/1/2015	1,150	917,125
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	2,125	2,135,625
Qwest Capital Funding, Inc.	7.00%	8/3/2009	340	340,850
Sprint Capital Corp.	7.625%	1/30/2011	4,525	4,491,063
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4,300	4,183,186
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	850	694,373
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	3,750	3,341,291
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	500	532,500
U.S. Cellular Corp.	6.70%	12/15/2033	1,000	894,760
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	625	616,111
Verizon Wireless Capital LLC†	5.55%	2/1/2014	900	952,731
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	1,000	955,740
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	725	764,875
Total				25,136,699
Telecommunications Equipment 0.84%
Cisco Systems, Inc.	5.90%	2/15/2039	5,204	5,058,012
Telephone: Long Distance 0.22%
Centennial Communications Corp.	10.00%	1/1/2013	1,250	1,321,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Tire & Rubber 0.07%
Goodyear Tire & Rubber Co. (The)	10.50%		5/15/2016	$425	$425,000
Tobacco 1.17%
Altria Group, Inc.	7.75%		2/6/2014	600	651,706
Altria Group, Inc.	9.95%		11/10/2038	5,700	6,381,879
Total					7,033,585
Transportation: Miscellaneous 0.22%
CSX Corp.	5.75%		3/15/2013	1,000	1,021,251
TGI International Ltd.†	9.50%		10/3/2017	325	324,188
Total					1,345,439
Utilities 0.37%
Commonwealth Edison Co.	6.45%		1/15/2038	1,000	943,210
Commonwealth Edison Co.	6.95%		7/15/2018	195	192,501
El Paso Electric Co.	7.50%		3/15/2038	1,400	1,118,884
Total					2,254,595
Utilities: Electrical 1.07%
IPALCO Enterprises, Inc.†	7.25%		4/1/2016	1,150	1,109,750
IPALCO Enterprises, Inc.	8.625%		11/14/2011	1,650	1,666,500
Oklahoma Gas and Electric Co.	6.45%		2/1/2038	1,000	925,648
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%		10/27/2036	3,425	2,752,001
Total					6,453,899
Utilities: Miscellaneous 0.49%
American Water Capital Corp.	6.593%		10/15/2037	920	766,277
Source Gas LLC†	5.90%		4/1/2017	3,000	2,172,837
Total					2,939,114
Total Corporate Bonds (cost $456,249,301)					460,038,268
FLOATING RATE LOANS^ 0.52%
Household Equipment/Products 0.10%
Dollar General Corp. Term Loan B1	3.069	%-3.789%	7/6/2014	600	565,286
Telecommunications 0.08%
Atlantic Broadband Finance LLC Term Loan B2	3.47%		8/10/2012	499	479,527

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Utilities: Electrical 0.28%
Texas Competitive Electric Holdings Co. LLC Term Loan B	3.819	%-3.882%	10/24/2014	$2,465		$1,696,088
Utilities: Miscellaneous 0.06%
Sensus Metering Systems, Inc.	2.613	%-2.716%	12/17/2010	401		371,042
Total Floating Rate Loans (cost $3,076,187)						3,111,943
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.95%
Dominican Republic (Dominican Republic)†	9.04%		1/23/2018	109		97,548
Mubadala Development Company – Global Medium Term Note (United Arab Emirates)†	5.75%		5/6/2014	650		653,753
Republic of Colombia (Colombia)	7.375%		3/18/2019	500		532,500
Republic of El Salvador (El Salvador)†	8.25%		4/10/2032	660		603,900
Republic of Ghana (Ghana)†	8.50%		10/4/2017	1,000		810,000
Republic of Indonesia (Indonesia)†	11.625%		3/4/2019	500		630,000
State of Qatar (Qatar)†	5.15%		4/9/2014	1,500		1,537,500
Republic of South Africa (South Africa)	6.875%		5/27/2019	150		151,500
Republic of Venezuela (Venezuela)	9.375%		1/13/2034	700		409,500
Russia Eurobonds (Russia)†	7.50%		3/31/2030	288		289,815
Total Foreign Government Obligations (cost $5,230,382)						5,716,016
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.08%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(b)	10/15/2020	–	(c)	8,827
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	33		31,179
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(b)	8/15/2021	4		33,663
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(b)	12/15/2020	–	(c)	4,589
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(b)	12/15/2020	1	(c)	9,687
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(b)	2/15/2021	–	(c)	5,477
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(b)	2/15/2021	1	(c)	13,964
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(b)	4/15/2021	–	(c)	4,588
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(b)	4/15/2021	1	(c)	4,909
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(b)	4/15/2021	1	(c)	18,022
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(b)	5/15/2021	1		28,012
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	38		35,336
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(b)	9/15/2021	–	(c)	7,878
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	78		74,889
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(b)	11/15/2021	–	(c)	3,247

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(b)	2/15/2022	$–	(c)	$1,264
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	–	(c)	2,227
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	131		118,568
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	69		64,124
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	18		3,098
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	8		7,035
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(b)	12/25/2021	–	(c)	5,816
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $372,691)						486,399
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.00%
Federal Home Loan Mortgage Corp.	5.707	%#	11/1/2035	2,244		2,321,621
Federal National Mortgage Assoc.	5.26	%#	10/1/2035	5,292		5,438,312
Federal National Mortgage Assoc.	5.639	%#	8/1/2036	4,067		4,263,464
Total Government Sponsored Enterprises Pass-Throughs (cost $11,643,535)						12,023,397
MUNICIPAL BONDS 0.84%
Healthcare 0.10%
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%		5/15/2035	600		617,586
Miscellaneous 0.17%
New York City NY Sub Ser I-1	5.375%		4/1/2036	500		513,600
UT Transit Auth Rev Build America Bds Ser B	5.937%		6/15/2039	500		490,170
Total						1,003,770
Power 0.12%
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%		5/15/2036	700		693,217
Pre-Refunded 0.25%
NY St Metro Transn Auth Rev Build America Bds	7.336%		11/15/2039	830		919,300
NY St Metro Transn Auth Rev Ser B	5.00%		11/15/2034	600		594,018
Total						1,513,318
Toll Roads 0.11%
IL St Toll Hwy Auth Rev Build America Bds	6.184%		1/1/2034	690		672,612

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation 0.09%
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	$300	$333,492
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	200	202,696
Total				536,188
Total Municipal Bonds (cost $4,912,413)				5,036,691
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.87%
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	900	795,456
Banc of America Commercial Mortgage, Inc. 2006-3 A4	5.889%	7/10/2044	4,649	3,584,447
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	1,050	909,594
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	7,775	7,029,373
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	7,415	6,891,892
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	3,000	2,624,723
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	6,790	6,268,269
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	5,120	5,021,336
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	2,000	1,723,850
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.336%#	3/10/2044	3,350	2,839,084
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,715	3,179,634
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	3,855	3,569,785
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,000	869,526
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	4,755	4,021,035
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%	2/15/2031	1,000	937,709
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	8,240	7,313,784
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	3,225	2,753,054
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	4,373	4,218,719

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.422	%#	2/12/2039	$1,500	$1,237,477
Morgan Stanley Capital I 2005-HQ7 A4	5.208	%#	11/14/2042	4,160	3,743,859
Morgan Stanley Capital I 2006-HQ8 A4	5.386	%#	3/12/2044	2,610	2,173,382
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%		7/12/2044	4,700	4,451,532
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	928	905,920
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265	%#	12/15/2044	7,350	6,469,312
Total Non-Agency Commercial Mortgage-Backed Securities (cost $85,745,562)					83,532,752
U.S. TREASURY OBLIGATIONS 0.27%
U.S. Treasury Bonds	3.50%		2/15/2039	353	304,298
U.S. Treasury Notes	3.125%		5/15/2019	764	742,396
U.S. Treasury Strips	Zero Coupon		11/15/2027	1,415	609,513
Total U.S. Treasury Obligations (cost $1,671,477)					1,656,207
Total Long-Term Investments (cost $591,498,971)					594,523,614
SHORT-TERM INVESTMENTS 1.56%
Repurchase Agreements
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $995,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $997,488; proceeds: $975,833				976	975,833
Repurchase Agreement dated 5/29/2009, 0.12% due 6/1/2009 with JPMorgan Chase & Co. collateralized by $8,850,000 of Federal Farm Credit Bank at 4.125% due 5/20/2019; value: $8,623,019; proceeds: $8,443,084				8,443	8,443,000
Total Short-Term Investments (cost $9,418,833)					9,418,833
Total Investments in Securities 100.27% (cost $600,917,804)					603,942,447
Liabilities in Excess of Other Assets(d) (0.27%)					(1,631,347)
Net Assets 100.00%					$602,311,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

  IO  Interest Only.

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  ^  Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by major United States banks.

  (a)  Foreign security/securities traded in U.S. dollars.

  (b)  IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

  (c)  Amount is less than $1,000.

  (d)  Liabilities in excess of other assets include net unrealized appreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at May 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	June 2009	134	Short	$15,600,531	$108,844
U.S. 10-Year Treasury Note	September 2009	11	Short	1,287,000	(8,455)
U.S. 30-Year Treasury Bond	June 2009	189	Short	22,508,719	1,201,318
U.S. 30-Year Treasury Bond	September 2009	227	Short	26,707,969	(525,579)
Totals				$66,104,219	$776,128

Open Forward Foreign Currency Contracts at May 31, 2009:
Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	6/5/2009	2,990,000	$767,651	$796,571	$28,920
Argentine Peso	Buy	6/5/2009	1,625,000	410,924	432,919	21,995
Australian Dollar	Buy	6/5/2009	770,000	584,353	616,557	32,204
Australian Dollar	Buy	6/5/2009	400,000	301,020	320,289	19,269
Brazilian Real	Buy	6/30/2009	2,260,000	951,178	1,140,895	189,717
Brazilian Real	Buy	8/6/2009	2,500,000	1,144,426	1,251,862	107,436
Brazilian Real	Sell	8/6/2009	625,000	291,063	312,965	(21,902)
Chilean Peso	Buy	8/6/2009	752,500,000	1,314,410	1,340,989	26,579
Chinese Yuan Renminbi	Buy	6/5/2009	5,750,000	836,668	842,200	5,532
Chinese Yuan Renminbi	Buy	6/5/2009	5,550,000	812,568	812,906	338
Chinese Yuan Renminbi	Sell	6/5/2009	3,350,000	491,419	490,673	746
Chinese Yuan Renminbi	Sell	6/5/2009	1,950,000	285,924	285,616	308
Colombian Peso	Buy	6/5/2009	1,355,000,000	513,841	633,565	119,724
Colombian Peso	Buy	6/5/2009	1,210,000,000	465,385	565,767	100,382
Czech Koruna	Buy	6/5/2009	35,200,000	1,616,162	1,847,288	231,126
Czech Koruna	Buy	6/5/2009	2,100,000	102,224	110,207	7,983
Czech Koruna	Sell	6/5/2009	4,300,000	206,609	225,663	(19,054)
Czech Koruna	Sell	6/5/2009	33,000,000	1,727,988	1,731,832	(3,844)
Czech Koruna	Buy	6/30/2009	41,075,000	2,002,682	2,153,949	151,267

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Czech Koruna	Sell	6/30/2009	2,145,000	$106,724	$112,482	$(5,758)
Czech Koruna	Buy	9/9/2009	29,100,000	1,519,622	1,521,239	1,617
Euro	Buy	7/29/2009	226,603	300,272	320,204	19,932
Euro	Sell	7/29/2009	218,224	285,771	308,364	(22,593)
Hong Kong Dollar	Buy	6/30/2009	12,775,000	1,649,534	1,648,305	(1,229)
Hong Kong Dollar	Buy	6/30/2009	1,300,000	167,812	167,733	(79)
Hong Kong Dollar	Buy	8/6/2009	19,500,000	2,517,841	2,516,761	(1,080)
Hungarian Forint	Buy	6/30/2009	294,500,000	1,258,009	1,458,053	200,044
Hungarian Forint	Buy	6/30/2009	18,300,000	88,680	90,602	1,922
Hungarian Forint	Buy	8/6/2009	252,000,000	1,160,755	1,238,194	77,439
Indian Rupee	Buy	6/30/2009	76,600,000	1,477,623	1,621,313	143,690
Indian Rupee	Buy	6/30/2009	15,850,000	312,008	335,481	23,473
Indonesian Rupiah	Buy	6/30/2009	17,650,000,000	1,494,496	1,704,743	210,247
Indonesian Rupiah	Sell	6/30/2009	650,000,000	61,728	62,780	(1,052)
Israeli New Shekel	Buy	8/6/2009	4,610,000	1,111,821	1,179,474	67,653
Israeli New Shekel	Sell	8/6/2009	1,200,000	297,878	307,022	(9,144)
Malaysian Ringgit	Buy	6/30/2009	2,030,000	556,546	580,216	23,670
Malaysian Ringgit	Buy	8/6/2009	2,040,000	578,806	582,354	3,548
Mexican Peso	Buy	6/30/2009	3,850,000	269,874	290,967	21,093
Mexican Peso	Buy	6/30/2009	2,150,000	163,287	162,488	(799)
Mexican Peso	Buy	6/30/2009	3,800,000	281,815	287,188	5,373
Mexican Peso	Buy	6/30/2009	1,900,000	135,376	143,594	8,218
Mexican Peso	Buy	6/30/2009	1,100,000	82,996	83,134	138
Mexican Peso	Buy	6/30/2009	4,200,000	319,708	317,419	(2,289)
Mexican Peso	Buy	8/6/2009	78,800,000	5,866,500	5,924,500	58,000
New Romanian Leu	Buy	6/5/2009	1,560,000	443,939	526,132	82,193
New Romanian Leu	Buy	6/5/2009	715,000	219,831	241,144	21,313
New Romanian Leu	Buy	6/5/2009	1,025,000	314,610	345,695	31,085
New Romanian Leu	Buy	6/5/2009	700,000	220,542	236,085	15,543
New Romanian Leu	Buy	6/5/2009	1,200,000	372,208	404,717	32,509
New Romanian Leu	Buy	8/7/2009	3,110,000	973,701	1,031,099	57,398
New Romanian Leu	Buy	8/7/2009	970,000	317,305	321,597	4,292
New Turkish Lira	Buy	6/5/2009	2,920,000	1,654,391	1,901,669	247,278
New Turkish Lira	Buy	6/5/2009	590,000	367,258	384,241	16,983
New Turkish Lira	Buy	6/5/2009	200,000	122,737	130,251	7,514
New Turkish Lira	Buy	6/5/2009	280,000	167,584	182,352	14,768
New Turkish Lira	Buy	8/7/2009	5,400,000	3,419,886	3,465,234	45,348
Peruvian Nuevo Sol	Buy	6/30/2009	2,630,000	823,676	879,167	55,491
Peruvian Nuevo Sol	Buy	6/30/2009	370,000	118,343	123,685	5,342
Peruvian Nuevo Sol	Buy	8/6/2009	1,060,000	357,746	353,823	(3,923)
Philippine Peso	Buy	6/5/2009	30,700,000	611,810	648,359	36,549
Philippine Peso	Buy	6/5/2009	50,000,000	1,026,378	1,055,960	29,582
Philippine Peso	Buy	6/5/2009	15,400,000	316,547	325,236	8,689
Polish Zloty	Buy	6/30/2009	11,380,000	3,299,985	3,564,321	264,336

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty	Buy	6/30/2009	1,020,000	$307,414	$319,473	$12,059
Polish Zloty	Buy	7/29/2009	1,000,000	285,771	312,365	26,594
Polish Zloty	Sell	7/29/2009	1,000,000	300,272	312,365	(12,093)
Polish Zloty	Buy	8/7/2009	6,030,000	1,813,425	1,883,561	70,136
Polish Zloty	Buy	8/7/2009	1,130,000	352,629	352,972	343
Russian Ruble	Buy	6/5/2009	39,350,000	1,030,695	1,276,335	245,640
Russian Ruble	Sell	6/5/2009	39,350,000	1,276,354	1,276,335	19
Russian Ruble	Buy	8/6/2009	19,300,000	577,153	616,746	39,593
Russian Ruble	Buy	8/6/2009	10,300,000	310,241	329,145	18,904
Russian Ruble	Buy	9/9/2009	50,900,000	1,613,568	1,612,020	(1,548)
Singapore Dollar	Buy	6/30/2009	3,235,000	2,125,941	2,239,487	113,546
Singapore Dollar	Buy	6/30/2009	165,000	109,972	114,224	4,252
Singapore Dollar	Buy	6/30/2009	210,000	139,357	145,376	6,019
Singapore Dollar	Sell	6/30/2009	835,000	547,807	578,044	(30,237)
Singapore Dollar	Sell	6/30/2009	280,000	185,054	193,835	(8,781)
Singapore Dollar	Buy	8/7/2009	3,530,000	2,398,782	2,443,594	44,812
South African Rand	Buy	6/30/2009	20,700,000	2,168,447	2,587,543	419,096
South African Rand	Sell	6/30/2009	2,225,000	239,789	278,130	(38,341)
South African Rand	Sell	6/30/2009	1,475,000	174,898	184,378	(9,480)
South African Rand	Sell	6/30/2009	5,150,000	641,705	643,761	(2,056)
South African Rand	Buy	8/6/2009	11,800,000	1,370,818	1,465,126	94,308
South African Rand	Buy	8/6/2009	750,000	87,165	93,122	5,957
Taiwan Dollar	Buy	6/30/2009	11,200,000	328,831	346,072	17,241
Taiwan Dollar	Sell	6/30/2009	11,200,000	332,049	346,072	(14,023)
Thai Baht	Buy	6/30/2009	39,550,000	1,106,572	1,152,020	45,448
Thai Baht	Sell	6/30/2009	19,000,000	538,931	553,436	(14,505)
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$3,825,953

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.30%
ASSET-BACKED SECURITIES 10.10%
Automobile 5.67%
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$1,690	$1,714,402
Capital Auto Receivables Asset Trust 2007-3 A3B	0.644%#	9/15/2011	796	789,995
Capital One Prime Auto Receivables Trust 2005-1 A4	0.364%#	4/15/2011	1,366	1,351,950
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	4,120	4,172,873
Carmax Auto Owner Trust 2007-1 A3	5.24%	7/15/2011	2,180	2,215,594
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	444	454,627
Carmax Auto Owner Trust 2007-3 A3B	0.744%#	12/15/2011	4,867	4,853,431
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	253	253,491
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	39	38,963
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	6,875	7,070,166
Ford Credit Auto Owner Trust 2007-A A3B	0.374%#	8/15/2011	5,616	5,591,921
Ford Credit Auto Owner Trust 2007-B A2B	0.674%#	6/15/2010	166	166,405
Ford Credit Auto Owner Trust 2008-A A2	0.944%#	7/15/2010	1,025	1,025,416
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	579	576,989
Harley-Davidson Motorcycle Trust 2007-1 A3	5.22%	3/15/2012	355	359,146
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	1,646	1,666,576
Harley-Davidson Motorcycle Trust 2007-3 A3	0.694%#	6/15/2012	1,060	1,047,645
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	7,500	7,534,570
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	3,000	3,019,126
Nissan Auto Receivables Owner Trust 2007-B A3	5.03%	5/16/2011	6,000	6,118,739
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	2,600	2,637,348
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	1,757	1,791,156
USAA Auto Owner Trust 2008-2 A2	3.91%	1/15/2011	1,649	1,661,320
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	6,000	6,055,619
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	716	720,535
Total				62,888,003
Credit Cards 4.38%
American Express Credit Account Master Trust 2005-1 A	0.374%#	10/15/2012	3,000	2,974,876
American Express Credit Account Master Trust 2008-3 A	1.294%#	8/15/2012	7,000	7,008,395
Bank of America Credit Card Trust 2006-A10	0.324%#	2/15/2012	2,750	2,746,352

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)
Bank of America Credit Card Trust 2007-A7	0.344	%#	8/15/2012	$1,000	$993,345
Bank of America Credit Card Trust 2007-A13	0.564	%#	4/16/2012	2,120	2,117,989
Bank One Issuance Trust 2004-A6	3.94%		4/16/2012	850	855,391
Capital One Multi-Asset Execution Trust 2006-A13	0.324	%#	8/15/2012	6,500	6,481,484
Chase Issuance Trust 2005-A5	0.364	%#	2/15/2012	4,000	3,999,470
Chase Issuance Trust 2007-A6	0.344	%#	4/16/2012	2,110	2,094,834
Chase Issuance Trust 2008-A7	0.994	%#	11/15/2011	2,925	2,929,548
Citibank Credit Card Issuance Trust 2007-A2	0.743	%#	5/21/2012	2,402	2,375,915
Discover Card Master Trust I 2005-2 A	0.374	%#	4/17/2012	2,500	2,491,469
Discover Card Master Trust I 2007-1 A	0.354	%#	8/15/2012	3,000	2,971,970
MBNA Credit Card Master Note Trust 2004-A7	0.444	%#	12/15/2011	6,000	5,997,544
MBNA Credit Card Master Note Trust 2006-A3	0.364	%#	8/15/2012	2,500	2,483,762
Total					48,522,344
Home Equity 0.05%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	666	591,208
Total Asset-Backed Securities (cost $110,974,863)					112,001,555
CORPORATE BONDS 47.91%
Aerospace/Defense 0.41%
L-3 Communications Corp.	7.625%		6/15/2012	4,500	4,505,625
Air Transportation 1.34%
Bristow Group, Inc.	6.125%		6/15/2013	390	343,200
Bristow Group, Inc.	7.50%		9/15/2017	200	175,000
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	3,000	2,728,752
Southwest Airlines Co.†	10.50%		12/15/2011	11,000	11,564,058
Total					14,811,010
Apparel 0.51%
Phillips-Van Heusen Corp.	7.25%		2/15/2011	4,950	4,925,250
Warnaco Group, Inc.	8.875%		6/15/2013	750	759,375
Total					5,684,625
Automotive 0.15%
Roper Industries, Inc.	6.625%		8/15/2013	1,605	1,616,452

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Money Center 2.37%
African Development Bank (Ivory Coast)(a)	3.00%	5/27/2014	$2,953	$2,917,992
Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	5,051	4,967,719
European Investment Bank (Luxembourg)(a)	3.00%	4/8/2014	4,425	4,430,252
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	9,235	9,265,660
Inter-American Development Bank	3.00%	4/22/2014	4,800	4,742,952
Total				26,324,575
Banks: Regional 6.13%
Bank of America Corp.	2.10%	4/30/2012	10,000	10,079,970
Citibank NA	1.875%	5/7/2012	9,475	9,503,738
Citigroup, Inc.	6.50%	8/19/2013	3,900	3,868,309
GMAC LLC†	6.00%	12/15/2011	2,600	2,263,266
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	10,000	10,071,560
Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	2,750	2,701,262
JPMorgan Chase & Co.	2.125%	12/26/2012	3,800	3,813,403
JPMorgan Chase & Co.	2.20%	6/15/2012	6,390	6,465,638
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	4,770	4,825,709
Morgan Stanley	6.00%	4/28/2015	6,000	5,867,112
Societe de Financement de l'Economie Francaise (France)†(a)	3.375%	5/5/2014	8,435	8,462,228
Total				67,922,195
Beverages 2.19%
Anheuser-Busch InBev Worldwide, Inc.†	5.375%	11/15/2014	4,075	4,093,297
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	6,600	7,086,130
Bacardi Ltd.†	7.45%	4/1/2014	4,900	5,099,263
FBG Finance Ltd. (Australia)†(a)	5.125%	6/15/2015	1,750	1,547,915
Foster's Finance Corp.†	6.875%	6/15/2011	2,000	2,067,896
Miller Brewing Co.†	5.50%	8/15/2013	2,345	2,338,282
SABMiller plc (United Kingdom)†(a)	6.20%	7/1/2011	1,500	1,542,956
SABMiller plc (United Kingdom)†(a)	6.50%	7/1/2016	500	487,291
Total				24,263,030
Biotechnology Research & Production 0.52%
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	1,400	1,407,000
Cellu Tissue Holdings, Inc.	9.75%	3/15/2010	2,000	2,010,000
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	2,425	2,382,563
Total				5,799,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials 0.11%
Texas Industries, Inc.†	7.25%	7/15/2013	$1,400	$1,211,000
Business Services 0.04%
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	500	453,446
Cable Services 0.39%
Time Warner Cable, Inc.	6.20%	7/1/2013	2,250	2,352,353
Time Warner Cable, Inc.	7.50%	4/1/2014	888	964,146
Time Warner Cable, Inc.	8.25%	2/14/2014	950	1,058,690
Total				4,375,189
Chemicals 0.19%
Huntsman International LLC	7.375%	1/1/2015	420	284,025
Huntsman International LLC	7.875%	11/15/2014	105	72,450
Huntsman LLC	11.625%	10/15/2010	500	508,750
Nalco Co.	7.75%	11/15/2011	271	275,065
Nalco Co.†	8.25%	5/15/2017	1,000	1,010,000
Total				2,150,290
Coal 0.38%
CONSOL Energy, Inc.	7.875%	3/1/2012	4,125	4,217,813
Computer Software 0.31%
Intuit, Inc.	5.40%	3/15/2012	1,850	1,876,141
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,675	1,528,438
Total				3,404,579
Computer Technology 0.04%
EQT Corp.	5.00%	10/1/2015	500	441,519
Consumer Products 0.01%
Elizabeth Arden, Inc.	7.75%	1/15/2014	175	147,875
Containers 0.75%
Ball Corp.	6.875%	12/15/2012	4,250	4,170,313
Pactiv Corp.	5.875%	7/15/2012	2,025	2,036,429
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	875	834,131
Sealed Air Corp.†	5.625%	7/15/2013	1,395	1,269,430
Total				8,310,303

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified 1.16%
General Electric Capital Corp.	1.80%	3/11/2011	$9,169	$9,269,180
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	600	650,948
Tyco Electronics Group (Switzerland)(a)	6.00%	10/1/2012	3,000	2,934,462
Total				12,854,590
Drugs 0.90%
Hospira, Inc.	1.712%#	3/30/2010	4,100	4,052,497
Hospira, Inc.	5.55%	3/30/2012	2,700	2,756,284
Hospira, Inc.	6.40%	5/15/2015	1,800	1,831,682
McKesson Corp.	6.50%	2/15/2014	1,300	1,384,850
Total				10,025,313
Electric: Equipment/Components 0.08%
Enel Finance International SA (Italy)†(a)	5.70%	1/15/2013	850	876,410
Electric: Power 5.08%
Allegheny Energy Supply Co. LLC	7.80%	3/15/2011	5,740	5,925,391
Aquila, Inc.	7.95%	2/1/2011	5,000	5,126,900
Arizona Public Service Co.	6.375%	10/15/2011	1,000	989,739
Black Hills Corp.	9.00%	5/15/2014	4,000	4,070,600
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	425	454,856
DTE Energy Co.	7.625%	5/15/2014	2,800	2,895,214
EDF SA (France)†(a)	5.50%	1/26/2014	1,600	1,714,581
Entergy Gulf States, Inc.	4.875%	11/1/2011	2,000	1,993,326
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	3,741,835
General Electric Capital Corp.	5.25%	10/19/2012	9,615	9,745,168
General Electric Capital Corp.	5.90%	5/13/2014	1,825	1,840,905
Nevada Power Co.	6.50%	4/15/2012	6,000	6,224,160
Nevada Power Co.	7.375%	1/15/2014	3,000	3,126,798
Nevada Power Co.	8.25%	6/1/2011	1,100	1,161,546
NiSource Finance Corp.	10.75%	3/15/2016	1,500	1,636,343
Oncor Electric Delivery Co.	5.95%	9/1/2013	1,000	1,020,403
Sempra Energy	6.50%	6/1/2016	3,500	3,575,943
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	1,100	1,113,017
Total				56,356,725

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electrical: Household 0.56%
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	$6,100	$6,241,703
Electronics 0.01%
Sensus Metering Systems, Inc.	8.625%	12/15/2013	150	136,500
Energy Equipment & Services 0.13%
Energy Transfer Partners LP	8.50%	4/15/2014	500	557,016
Inergy Finance LP	8.25%	3/1/2016	605	594,412
Inergy Finance LP†	8.75%	3/1/2015	150	149,250
NRG Energy, Inc.	7.375%	1/15/2017	150	141,375
Total				1,442,053
Entertainment 0.20%
WMG Acquisition Corp.†	9.50%	6/15/2016	2,225	2,233,344
Financial: Miscellaneous 0.45%
Ford Motor Credit Co. LLC	7.875%	6/15/2010	5,191	4,942,138
Financial Services 1.34%
ABX Financing Co.†	5.75%	10/15/2016	2,750	2,720,666
Janus Capital Group, Inc.	6.95%	6/15/2017	1,000	789,103
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,800	2,642,758
Marsh & McLennan Cos., Inc.	5.75%	9/15/2015	3,505	3,269,390
Teco Finance, Inc.	7.00%	5/1/2012	2,730	2,755,627
Western Union Co. (The)	6.50%	2/26/2014	2,600	2,726,006
Total				14,903,550
Food 0.55%
Kraft Foods, Inc.	6.75%	2/19/2014	500	544,471
Land O' Lakes, Inc.	9.00%	12/15/2010	1,600	1,620,000
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.625%	6/15/2016	2,250	2,003,526
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	2,100	1,866,375
Total				6,034,372
Gaming 0.58%
MGM Mirage†	10.375%	5/15/2014	650	672,750
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	1,750	1,461,250
Mohegan Tribal Gaming Authority	6.375%	7/15/2009	925	904,187

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	$1,700	$1,666,000
Scientific Games Corp.	6.25%	12/15/2012	725	670,625
Scientific Games International, Inc.†	9.25%	6/15/2019	1,100	1,075,250
Total				6,450,062
Healthcare Products 0.81%
Biogen Idec, Inc.	6.00%	3/1/2013	2,170	2,225,930
Biomet, Inc.	11.625%	10/15/2017	2,000	1,980,000
HCA, Inc.	9.125%	11/15/2014	4,875	4,801,875
Total				9,007,805
Healthcare Services 0.54%
UnitedHealth Group, Inc.	4.125%	8/15/2009	352	352,826
UnitedHealth Group, Inc.	4.875%	4/1/2013	2,100	2,059,497
WellPoint, Inc.	6.80%	8/1/2012	3,350	3,522,337
Total				5,934,660
Hospital Supplies 0.20%
Beckman Coulter, Inc.	6.00%	6/1/2015	2,250	2,260,267
Household Furnishings 0.19%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	350	311,500
Sealy Mattress Co.†	10.875%	4/15/2016	1,300	1,339,000
Whirlpool Corp.	8.60%	5/1/2014	500	505,827
Total				2,156,327
Industrial Products 0.02%
Mueller Water Products, Inc.	7.375%	6/1/2017	370	222,000
Investment Management Companies 0.15%
Lazard Group LLC	7.125%	5/15/2015	1,951	1,704,347
Leisure 0.52%
Seneca Gaming Corp.	7.25%	5/1/2012	2,750	2,241,250
Seneca Gaming Corp.	7.25%	5/1/2012	600	489,000
Speedway Motorsports, Inc.†	8.75%	6/1/2016	600	601,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,800	2,397,500
Total				5,729,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Agricultural 0.15%
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	$950	$1,035,381
Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	700	633,500
Total				1,668,881
Machinery: Oil Well Equipment & Services 0.59%
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,474	1,272,730
Pride International, Inc.	7.375%	7/15/2014	5,205	5,211,506
Total				6,484,236
Manufacturing 0.26%
Smiths Group plc (United Kingdom)†(a)	6.05%	5/15/2014	3,000	2,894,088
Materials & Commodities 0.03%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	450	328,500
Media 0.51%
Rainbow National Services LLC†	8.75%	9/1/2012	2,575	2,616,844
Rainbow National Services LLC†	10.375%	9/1/2014	230	238,337
Shaw Communications, Inc. (Canada)(a)	7.20%	12/15/2011	706	723,650
Shaw Communications, Inc. (Canada)(a)	8.25%	4/11/2010	2,000	2,050,000
Total				5,628,831
Metals & Minerals Miscellaneous 1.75%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,750	2,909,885
CII Carbon LLC†	11.125%	11/15/2015	1,080	750,600
Compass Minerals International, Inc.†	8.00%	6/1/2019	1,600	1,592,000
Compass Minerals International, Inc.	12.00%	6/1/2013	450	471,375
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	7,000	7,530,460
Silgan Holdings, Inc.†	7.25%	8/15/2016	2,250	2,182,500
Teck Resources Ltd. (Canada)†(a)	9.75%	5/15/2014	4,000	3,983,832
Total				19,420,652
Miscellaneous 0.75%
Barrick Gold Financeco LLC (Canada)(a)	6.125%	9/15/2013	1,000	1,047,674
Fiserv, Inc.	6.125%	11/20/2012	4,650	4,753,955
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	2,150	2,152,453
Lender Processing Services, Inc.	8.125%	7/1/2016	400	396,000
Total				8,350,082

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Sector Companies 0.23%
General Electric Co.	5.00%	2/1/2013	$2,450	$2,524,411
Natural Gas 0.57%
Florida Gas Transmission Co. LLC†	7.625%	12/1/2010	3,000	3,131,427
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	900	937,994
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,200	1,187,449
Tennessee Gas Pipeline Co.†	8.00%	2/1/2016	1,020	1,042,950
Total				6,299,820
Office Supplies 0.21%
Staples, Inc.	9.75%	1/15/2014	2,125	2,345,275
Oil 1.49%
Mariner Energy, Inc.	7.50%	4/15/2013	800	704,000
PC Financial Partnership	5.00%	11/15/2014	2,000	1,925,800
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	3,850	3,914,715
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	3,000	2,983,239
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,000	1,019,881
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	5,750	5,982,208
Total				16,529,843
Oil: Crude Producers 1.91%
Anadarko Petroleum Corp.	7.625%	3/15/2014	2,300	2,470,301
Cimarex Energy Co.	7.125%	5/1/2017	700	610,750
Encore Acquisition Co.	9.50%	5/1/2016	1,000	975,000
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,520	1,450,384
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,000	3,072,540
Key Energy Services, Inc.	8.375%	12/1/2014	335	296,475
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	6,000	5,935,866
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,263,079
NuStar Pipeline Operating Partnership LP	7.75%	2/15/2012	500	510,820
Panhandle Eastern Pipe Line Co.	6.05%	8/15/2013	3,375	3,349,654
Range Resources Corp.	8.00%	5/15/2019	1,250	1,237,500
Total				21,172,369
Oil: Integrated Domestic 1.77%
Berry Petroleum Co.	10.25%	6/1/2014	350	345,188
Ferrellgas Partners LP†	6.75%	5/1/2014	925	846,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)
Frontier Oil Corp.	6.625%	10/1/2011	$3,260	$3,202,950
Frontier Oil Corp.	8.50%	9/15/2016	760	756,200
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,458,507
Newfield Exploration Co.	7.625%	3/1/2011	5,375	5,442,187
Pacific Energy Partners LP	6.25%	9/15/2015	2,000	1,801,874
Plains All American Pipeline LP	7.75%	10/15/2012	840	843,016
Rockies Express Pipeline LLC†	6.25%	7/15/2013	1,450	1,458,999
Texas Gas Transmission LLC†	5.50%	4/1/2013	935	876,670
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	533	559,335
Total				19,591,301
Pollution Control 0.63%
Allied Waste Industries, Inc.	6.375%	4/15/2011	4,475	4,566,491
Clean Harbors, Inc.	11.25%	7/15/2012	1,384	1,389,190
Waste Management, Inc.	6.375%	3/11/2015	1,000	1,010,479
Total				6,966,160
Railroads 0.44%
American Railcar Industries, Inc.	7.50%	3/1/2014	550	478,500
Canadian Pacific Railway Co. (Canada)(a)	5.75%	5/15/2013	2,650	2,678,843
Union Pacific Corp.	5.125%	2/15/2014	1,750	1,768,174
Total				4,925,517
Real Estate Investment Trusts 0.05%
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	600	549,000
Retail 0.33%
Macy's Retail Holdings, Inc.	7.45%	9/15/2011	3,825	3,675,140
Retail: Specialty 0.18%
Nordstrom, Inc.	6.75%	6/1/2014	1,953	1,967,901
Services 0.73%
Corrections Corp. of America	7.50%	5/1/2011	4,650	4,626,750
Corrections Corp. of America	7.75%	6/1/2017	1,525	1,502,125
Iron Mountain, Inc.	8.625%	4/1/2013	2,000	2,010,000
Total				8,138,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Soaps & Household Chemicals 0.05%
Church & Dwight Co., Inc.	6.00%	12/15/2012	$600	$598,500
Steel 0.50%
Allegheny Technologies, Inc.	8.375%	12/15/2011	970	1,031,229
ArcelorMittal (Luxembourg)(a)	9.00%	2/15/2015	4,325	4,510,586
Total				5,541,815
Technology 0.20%
Fisher Scientific International, Inc.	6.75%	8/15/2014	2,125	2,185,220
Telecommunications 3.24%
Alltel Corp.	6.50%	11/1/2013	4,025	4,252,493
Atlantic Broadband Finance LLC	9.375%	1/15/2014	690	584,775
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	900	891,000
CenturyTel, Inc.	8.375%	10/15/2010	1,550	1,604,768
Cincinnati Bell, Inc.	7.00%	2/15/2015	660	608,850
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,400	6,019,920
Cricket Communications, Inc.†	7.75%	5/15/2016	2,275	2,209,594
DigitalGlobe, Inc.†	10.50%	5/1/2014	450	464,625
Hughes Network Systems LLC†	9.50%	4/15/2014	1,250	1,212,500
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	525	517,125
Nextel Communications, Inc.	7.375%	8/1/2015	1,300	1,036,750
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	2,725	2,738,625
Qwest Capital Funding, Inc.	7.00%	8/3/2009	1,045	1,047,613
Sprint Capital Corp.	7.625%	1/30/2011	2,525	2,506,062
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	5,630	5,477,055
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	150	147,867
Verizon Wireless Capital LLC†	5.55%	2/1/2014	2,100	2,223,039
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	2,000	1,911,480
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	400	422,000
Total				35,876,141
Telephone-Long Distance 0.33%
Centennial Communications Corp.	10.00%	1/1/2013	3,500	3,701,250
Textile Products 0.04%
Mohawk Industries, Inc.	6.25%	1/15/2011	500	485,854

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Tire & Rubber 0.11%
Goodyear Tire & Rubber Co. (The)	8.625%		12/1/2011	$500	$488,750
Goodyear Tire & Rubber Co. (The)	10.50%		5/15/2016	675	675,000
Total					1,163,750
Tobacco 0.56%
Altria Group, Inc.	7.75%		2/6/2014	3,372	3,662,585
Reynolds American, Inc.	6.50%		7/15/2010	2,465	2,507,400
Total					6,169,985
Transportation: Miscellaneous 0.26%
CSX Corp.	5.75%		3/15/2013	2,375	2,425,471
TGI International Ltd. (Colombia)†(a)	9.50%		10/3/2017	450	448,875
Total					2,874,346
Utilities: Electrical 0.70%
IPALCO Enterprises, Inc.†	7.25%		4/1/2016	2,380	2,296,700
IPALCO Enterprises, Inc.	8.625%		11/14/2011	5,000	5,050,000
Texas Competitive Electric Holdings Co. LLC	10.25%		11/1/2015	650	388,375
Total					7,735,075
Utilities: Miscellaneous 0.03%
Source Gas LLC†	5.90%		4/1/2017	500	362,140
Total Corporate Bonds (cost $518,161,614)					531,305,463
FLOATING RATE LOANS^ 0.32%
Drugs 0.09%
Mylan, Inc. Term Loan B	3.625	%-4.50%	12/1/2014	977	932,264
Environmental Services 0.05%
Nalco Co. Term Loan	6.50%		5/15/2016	500	502,187
Household Equipment/Products 0.03%
Dollar General Corp. Term Loan B1	3.069	%-3.789%	7/6/2014	400	376,857
Telecommunications 0.04%
Atlantic Broadband Finance LLC Term Loan B2	3.47%		8/10/2012	499	479,527

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities: Electrical 0.08%
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.819	%-3.882%	10/24/2014	$1,271	$874,583
Utilities: Miscellaneous 0.03%
Sensus Metering Systems, Inc. Term Loan B1	2.613	%-2.716%	12/17/2010	401	371,043
Total Floating Rate Loans (cost $3,306,870)					3,536,461
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.43%
Export Development Canada (Canada)	2.375%		3/19/2012	1,935	1,984,360
Mubadala Development Company – Global Medium Term Note (United Arab Emirates)†	5.75%		5/6/2014	1,100	1,106,351
State of Qatar (Qatar)†	5.15%		4/9/2014	1,700	1,742,500
Total Foreign Government Obligations (cost $4,742,727)					4,833,211
GOVERNMENT SPONSORED ENTERPRISES BONDS 0.40%
Federal Home Loan Mortgage Corp.	2.50%		4/23/2014	3,185	3,153,013
Federal National Mortgage Assoc.	4.625%		10/15/2013	1,182	1,285,529
Total Government Sponsored Enterprises Bonds (cost $4,417,166)					4,438,542
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. 1671 JA (cost $211,144)	0.775	%#	1/15/2024	212	211,189
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.92%
Federal Home Loan Mortgage Corp.	5.122	%#	7/1/2037	10,373	10,727,954
Federal Home Loan Mortgage Corp.	5.544	%#	7/1/2037	4,886	5,075,951
Federal Home Loan Mortgage Corp.	5.707	%#	11/1/2035	476	492,668
Federal Home Loan Mortgage Corp.	5.826	%#	11/1/2036	814	850,359
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	76	79,262
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 - 4/1/2029	274	294,906
Federal National Mortgage Assoc.	5.217	%#	8/1/2038	2,809	2,914,388
Federal National Mortgage Assoc.	5.53	%#	4/1/2036	404	422,648
Federal National Mortgage Assoc.	5.633	%#	6/1/2036	435	455,404
Federal National Mortgage Assoc.	5.639	%#	8/1/2036	776	813,850
Federal National Mortgage Assoc.	5.675	%#	10/1/2038	4,702	4,884,763
Federal National Mortgage Assoc.	5.725	%#	10/1/2036	2,302	2,417,229

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.822%#	10/1/2036	$382	$398,925
Federal National Mortgage Assoc.	5.905%#	5/1/2036	383	396,002
Federal National Mortgage Assoc.	5.927%#	12/1/2036	1,081	1,129,917
Federal National Mortgage Assoc.	5.928%#	8/1/2036	648	674,447
Federal National Mortgage Assoc.	6.00%	7/1/2014	56	59,352
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	256	271,313
Total Government Sponsored Enterprises Pass-Throughs (cost $31,791,940)				32,359,338
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 32.19%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	7,135	7,057,441
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	10,685	10,986,856
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2,767	2,763,290
Banc of America Commercial Mortgage, Inc. 2003-1 A2	4.648%	9/11/2036	700	651,152
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	1,869	1,853,582
Banc of America Commercial Mortgage, Inc. 2004-4 A6	4.877%	7/10/2042	1,500	1,332,524
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	532	527,728
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1,870	1,828,271
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	890	868,964
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	1,500	1,459,876
Banc of America Commercial Mortgage, Inc. 2006-1 A2	5.334%	9/10/2045	1,110	1,079,280
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1,091	1,109,490
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	439	439,562
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	611	493,525

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	$100	$100,338
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1,788	1,779,344
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	224	224,608
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	970	976,111
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP8 A2	4.83%	8/15/2038	315	300,352
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	5,240	4,951,679
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	3,840	3,645,755
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	44	44,078
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	1,118	1,124,943
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,070	1,042,250
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2,314	2,122,061
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	432	430,341
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	1,790	1,720,836
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 AAB	4.804%	9/11/2042	375	369,467
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	1,042	1,040,969
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	606	604,973
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	340	319,450
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	929	930,189
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.695%#	9/11/2038	1,845	1,727,594
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	640	637,986

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	$6,083	$6,028,465
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.464%#	4/12/2038	300	295,888
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	79	77,207
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	850	835,897
Citigroup Commercial Mortgage Trust 2006-C4 A1	5.726%#	3/15/2049	2,282	2,290,136
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,286,102
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	978	976,646
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	505	491,138
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	193	192,600
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	206	205,300
Credit Suisse Mortgage Capital 2006-C2 A1	5.25%	3/15/2039	271	270,381
Credit Suisse Mortgage Capital 2006-C5 A1	5.256%	12/15/2039	628	625,828
Credit Suisse Mortgage Capital 2007-C5 A2	5.589%	9/15/2040	285	247,530
CS First Boston Mortgage Securities Corp. 2001-CK3 A4	6.53%	6/15/2034	5,110	5,171,383
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	2,200	2,214,239
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	3,330	3,218,473
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	4,491	4,401,485
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	4,600	4,392,086
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	7,190	6,637,533
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	7,500	7,249,860
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	79	78,426
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	4,073	3,920,372
CS First Boston Mortgage Securities Corp. 2004-C1 A4	4.75%	1/15/2037	7,320	6,660,620

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	$1,870	$1,794,773
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	2,550	2,509,634
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	14,000	14,305,481
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	8,100	8,305,186
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	7,120	6,793,940
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	1,914	1,816,191
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	336	335,006
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	5,737	5,547,494
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	334	336,791
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.276%#	3/10/2044	530	534,058
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A1	5.785%	11/15/2039	2,902	2,904,591
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	3,965	3,910,314
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	670	644,305
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3,479	3,422,466
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	6,790	6,753,274
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A4	5.023%	4/10/2040	799	719,905
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A1	3.896%	8/10/2038	89	88,641
GMAC Commercial Mortgage Securities, Inc. 2004-C3 AAB	4.702%	12/10/2041	3,400	3,307,445
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1,217	1,212,641
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	6,070	5,802,627

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	$2,568	$2,397,862
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1,109	1,098,920
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	3,489	3,419,307
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1,000	975,027
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	1,534	1,535,236
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	755	736,709
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	4,600	4,259,666
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	650	656,766
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,370	1,335,778
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	5,000	4,834,850
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB4 A3	6.162%	5/12/2034	5,000	4,978,573
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	4,500	4,390,128
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,650	1,610,881
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,395	4,190,142
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	946	920,492
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A2	5.255%	7/12/2037	203	189,608
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-LN1 A1	4.134%	10/15/2037	172	165,223
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	311	309,871
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	5,265	5,109,864
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	5,000	4,885,501
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	505	484,941
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	39	39,361

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	$1,226	$1,212,312
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	378	377,747
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	695	675,024
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A1	4.745%	6/12/2043	767	760,728
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A1	5.833%#	4/15/2045	3,103	3,129,074
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 ASB	5.875%#	4/15/2045	3,405	3,238,925
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	1,482	1,462,131
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	2,318	2,304,467
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A1	5.273%	2/12/2051	868	858,805
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	674	670,431
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	5,655	5,703,023
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	7,000	6,793,530
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%	12/15/2031	3,867	3,791,877
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	8,875	8,390,680
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	8,220	7,592,291
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	3,585	3,385,783
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	1,000	943,210
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	201	199,930
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	2,000	1,995,863
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,275	1,267,906
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	416	414,219
LB-UBS Commercial Mortgage Trust 2005-C1 A1	4.063%	2/15/2030	1,770	1,767,804
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2,975	2,915,434
LB-UBS Commercial Mortgage Trust 2005-C1 AAB	4.568%	2/15/2030	360	351,376
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/2030	800	779,061
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,113	1,118,811
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	652	650,965
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	5.857%#	6/15/2032	3,025	2,805,810

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	$8,500	$8,483,769
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	493	477,344
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,983	2,866,718
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,677	1,638,873
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1,221	1,222,727
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,180	2,090,513
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	319	316,780
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	680	629,108
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,205	1,077,463
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	710	704,499
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9 A2	5.59%	9/12/2049	330	290,504
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	1,828	1,815,997
Morgan Stanley Capital I 2003-IQ4 A2	4.07%	5/15/2040	3,000	2,735,954
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	969	981,755
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	987	970,459
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	479	477,762
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1,445	1,410,328
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	472	463,309
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	971	969,610
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	690	663,074
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	630	597,083
Morgan Stanley Capital I 2006-IQ12 AAB	5.325%	12/15/2043	380	336,998
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,685	1,650,977
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	889	890,882
Morgan Stanley Capital I 2006-T23 AAB	5.797%#	8/12/2041	475	453,429
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	12/15/2044	3,869	3,905,337
Morgan Stanley Capital I 2007-IQ13 A1	5.05%	3/15/2044	993	973,608
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	546	537,287
Morgan Stanley Capital I 2007-T25 A1	5.391%	11/12/2049	1,082	1,066,604
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	1,836	1,820,819

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I 2003-TOP9 A2	4.74%	11/13/2036	$1,475	$1,421,285
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	120	120,086
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	1,000	983,852
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	3,352	3,271,379
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	2,000	1,860,032
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	507	499,490
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	950	930,541
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,470	2,462,495
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	736	734,409
Wachovia Bank Commercial Mortgage Trust 2005-C22 APB	5.27%#	12/15/2044	1,855	1,807,316
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	986	984,692
Total Non-Agency Commercial Mortgage-Backed Securities (cost $346,790,661)				357,034,293
PASS-THROUGH AGENCIES 0.01%
Government National Mortgage Assoc.	4.125%#	11/20/2020	11	11,415
Government National Mortgage Assoc.	4.125%#	11/20/2027	7	6,812
Government National Mortgage Assoc.	4.125%#	12/20/2027	9	8,825
Government National Mortgage Assoc.	4.50%#	1/20/2018	21	22,089
Government National Mortgage Assoc.	4.625%#	9/20/2031	17	17,791
Government National Mortgage Assoc.	7.00%	4/15/2028	12	12,906
Government National Mortgage Assoc.	10.50%	3/15/2019	15	16,342
Total Pass-Through Agencies (cost $93,160)				96,180
Total Long-Term Investments (cost $1,020,490,145)				1,045,816,232

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 4.92%
Repurchase Agreements
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $95,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $95,238; proceeds: $88,752	$89	$88,752
Repurchase Agreement dated 5/29/2009, 0.12% due 6/1/2009 with JPMorgan & Chase Co., collateralized by $55,270,000 of Federal Home Loan Bank at 1.293% due 9/10/2009; value:$55,713,976; proceeds: $54,460,545	54,460	54,460,000
Total Short-Term Investments (cost $54,548,752)		54,548,752
Total Investments in Securities 99.22% (cost $1,075,038,897)		1,100,364,984
Other Assets in Excess of Liabilities(b) 0.78%		8,663,399
Net Assets 100.00%		$1,109,028,383

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  ^  Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by major United States banks.

  (a)  Foreign security/securities traded in U.S. dollars.

  (b)  Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at May 31, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2009	914	Short	$(106,409,594)	$1,055,489
U.S. 10-Year Treasury Note	June 2009	79	Short	(9,371,375)	168,065
Total				$(115,780,969)	$1,223,554

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2009

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$356,816,502	$256,120,245	$529,719,987
Investments in securities, at value	$332,528,753	$255,325,608	$511,073,156
Cash	–	1,195,333	394,118
Foreign cash, at value (cost $0, $0, and $241,101, respectively)	–	–	255,343
Receivables:
Interest and dividends	2,884,510	972,436	10,890,337
Investment securities sold	10,705,239	10,480,830	8,957,714
Capital shares sold	876,134	5,366,991	14,603,759
From advisor (See Note 3)	–	31,992	31,468
Prepaid expenses and other assets	57,353	27,534	47,796
Total assets	347,051,989	273,400,724	546,253,691
LIABILITIES:
Payables:
Investment securities purchased	8,906,437	34,819,483	20,747,740
Capital shares reacquired	273,963	229,385	5,287,271
Management fee	185,173	85,543	240,618
12b-1 distribution fees	76,253	67,625	95,160
Fund administration	10,581	8,780	16,098
Trustees' fees	26,988	898	38,532
To affiliates (See Note 3)	–	6,264	62,056
Unrealized depreciation on unfunded commitments	–	28,512	–
Distributions payable	–	311,756	3,410,556
Accrued expenses and other liabilities	105,350	39,619	336,466
Total liabilities	9,584,745	35,597,865	30,234,497
NET ASSETS	$337,467,244	$237,802,859	$516,019,194
COMPOSITION OF NET ASSETS:
Paid-in capital	$410,566,002	$239,708,553	$621,887,660
Undistributed (distributions in excess of) net investment income	(234,843)	35,095	(274,184)
Accumulated net realized loss on investments, credit default swap agreements and foreign currency related transactions	(48,576,166)	(1,117,640)	(86,946,090)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,287,749)	(823,149)	(18,648,192)
Net Assets	$337,467,244	$237,802,859	$516,019,194

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2009

	Convertible Fund	Floating Rate Fund	High Yield Fund
Net assets by class:
Class A Shares	$79,147,336	$127,523,608	$156,976,887
Class B Shares	$9,145,768	$–	$19,102,898
Class C Shares	$46,395,347	$35,974,609	$38,610,468
Class F Shares	$23,068,987	$34,507,416	$7,466,169
Class I Shares	$179,214,115	$39,778,024	$293,063,248
Class P Shares	$69,774	$–	$305,961
Class R2 Shares	$7,778	$9,315	$200,029
Class R3 Shares	$418,139	$9,887	$293,534
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,788,882	14,965,786	25,045,785
Class B Shares	1,019,064	–	3,059,379
Class C Shares	5,175,149	4,219,038	6,187,669
Class F Shares	2,560,783	4,053,427	1,192,403
Class I Shares	19,832,654	4,666,556	46,593,688
Class P Shares	7,689	–	48,226
Class R2 Shares	856.360	1,093	31,744
Class R3 Shares	46,521	1,160	46,605
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.01	$8.52	$6.27
Class A shares-Maximum offering price (Net asset value plus sales charge of 4.75%, 2.25% and 4.75%, respectively)	$9.46	$8.72	$6.58
Class B Shares–Net asset value	$8.97	–	$6.24
Class C Shares–Net asset value	$8.97	$8.53	$6.24
Class F Shares–Net asset value	$9.01	$8.51	$6.26
Class I Shares–Net asset value	$9.04	$8.52	$6.29
Class P Shares–Net asset value	$9.07	–	$6.34
Class R2 Shares–Net asset value	$9.08	$8.52	$6.30
Class R3 Shares–Net asset value	$8.99	$8.52	$6.30

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2009

	Income Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$600,917,804	$1,075,038,897
Investments in securities, at value	$603,942,447	$1,100,364,984
Receivables:
Interest and dividends	8,784,577	9,160,463
Investment securities sold	12,437,959	18,154,444
Capital shares sold	3,062,123	47,035,724
From advisor (See Note 3)	32,048	–
Unrealized appreciation on forward foreign currency contracts	4,049,763	–
Prepaid expenses and other assets	47,563	81,065
Total assets	632,356,480	1,174,796,680
LIABILITIES:
Payables:
Investment securities purchased	23,874,156	57,590,946
Capital shares reacquired	824,517	3,499,196
Management fee	256,054	275,279
12b-1 distribution fees	271,287	530,558
Fund administration	20,519	31,627
Trustees' fees	817,878	18,710
Variation margin	956,802	648,898
Distributions payable	2,591,534	3,148,587
Unrealized depreciation on forward foreign currency contracts	223,810	–
Accrued expenses and other liabilities	208,823	24,496
Total liabilities	30,045,380	65,768,297
NET ASSETS	$602,311,100	$1,109,028,383
COMPOSITION OF NET ASSETS:
Paid-in capital	$679,286,349	$1,091,925,891
Undistributed (distributions in excess of) net investment income	801,129	(33,128)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(85,403,102)	(9,414,021)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	7,626,724	26,549,641
Net Assets	$602,311,100	$1,109,028,383

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

	Income Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$492,121,634	$658,837,165
Class B Shares	$23,506,392	$23,278,621
Class C Shares	$69,896,589	$300,999,100
Class F Shares	$15,701,683	$111,867,327
Class I Shares	$1,009,965	$14,046,170
Class R2 Shares	$9,967	$–
Class R3 Shares	$64,870	$–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	202,501,794	151,088,287
Class B Shares	9,659,793	5,329,341
Class C Shares	28,626,078	68,590,823
Class F Shares	6,460,453	25,677,744
Class I Shares	416,641	3,224,126
Class R2 Shares	4,081	–
Class R3 Shares	26,626	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$2.43	$4.36
Class A shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 2.25%, respectively)	$2.55	$4.46
Class B Shares–Net asset value	$2.43	$4.37
Class C Shares–Net asset value	$2.44	$4.39
Class F Shares–Net asset value	$2.43	$4.36
Class I Shares–Net asset value	$2.42	$4.36
Class R2 Shares–Net asset value	$2.44	–
Class R3 Shares–Net asset value	$2.44	–

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2009

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends	$1,767,944	$–	$83,575
Interest	5,078,963	4,394,905	23,615,717
Total investment income	6,846,907	4,394,905	23,699,292
Expenses:
Management fee	989,959	328,014	1,212,454
12b-1 distribution plan–Class A	131,567	112,083	157,406
12b-1 distribution plan–Class B	44,767	–	80,869
12b-1 distribution plan–Class C	209,096	98,105	120,741
12b-1 distribution plan–Class F	4,297	5,564	1,119
12b-1 distribution plan–Class P	139	–	535
12b-1 distribution plan–Class R2	–	–	185
12b-1 distribution plan–Class R3	538	–	177
Shareholder servicing	127,721	18,075	115,546
Professional	26,274	29,190	28,899
Reports to shareholders	25,250	10,743	29,930
Fund administration	56,569	26,241	80,830
Custody	2,891	1,632	2,307
Trustees' fees	3,824	1,420	5,356
Registration	39,296	33,199	41,100
Subsidy (See Note 3)	–	43,830	422,955
Other	5,890	3,399	7,157
Gross expenses	1,668,078	711,495	2,307,566
Expense reductions (See Note 7)	(640)	(267)	(913)
Expenses reimbursed by advisor (See Note 3)	–	(201,906)	(82,449)
Net expenses	1,667,438	509,322	2,224,204
Net investment income	5,179,469	3,885,583	21,475,088
Net realized and unrealized gain (loss):
Net realized loss on investments, credit default swap agreements and foreign currency related transactions	(23,900,354)	(308,489)	(41,032,968)
Net change in unrealized depreciation on investments, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	65,842,193	18,674,918	122,828,291
Net realized and unrealized gain	41,941,839	18,366,429	81,795,323
Net Increase in Net Assets Resulting From Operations	$47,121,308	$22,252,012	$103,270,411

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2009

	Income Fund	Short Duration Income Fund
Investment income:
Interest	$19,710,928	$14,950,418
Total investment income	19,710,928	14,950,418
Expenses:
Management fee	1,292,149	915,772
12b-1 distribution plan–Class A	764,498	337,914
12b-1 distribution plan–Class B	104,748	82,475
12b-1 distribution plan–Class C	257,941	665,551
12b-1 distribution plan–Class F	3,022	16,598
12b-1 distribution plan–Class R3	84	–
Shareholder servicing	380,081	151,007
Professional	26,662	25,318
Reports to shareholders	40,767	15,887
Fund administration	103,372	104,756
Custody	17,013	8,113
Trustees' fees	7,057	5,234
Registration	37,172	44,908
Other	7,858	2,643
Gross expenses	3,042,424	2,376,176
Expense reductions (See Note 7)	(1,175)	(998)
Expenses reimbursed by advisor (See Note 3)	(231,162)	–
Net expenses	2,810,087	2,375,178
Net investment income	16,900,841	12,575,240
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(30,177,182)	1,738,559
Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	108,916,215	47,887,103
Net realized and unrealized gain	78,739,033	49,625,662
Net Increase in Net Assets Resulting From Operations	$95,639,874	$62,200,902

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$5,179,469	$8,477,642
Net realized loss on investments	(23,900,354)	(17,389,422)
Net change in unrealized appreciation/depreciation on investments	65,842,193	(130,857,005)
Net increase (decrease) in net assets resulting from operations	47,121,308	(139,768,785)
Distributions to shareholders from:
Net investment income
Class A	(2,738,109)	(3,621,240)
Class B	(307,873)	(401,965)
Class C	(1,417,483)	(1,842,617)
Class F	(192,931)	(15,421)
Class I	(5,461,257)	(6,525,658)
Class P	(2,254)	(4,857)
Class R2	(247)	(300)
Class R3	(6,262)	(2,562)
Net realized gain
Class A	–	(1,826,371)
Class B	–	(266,636)
Class C	–	(1,173,773)
Class F	–	(168)
Class I	–	(2,902,743)
Class P	–	(3,552)
Class R2	–	(168)
Class R3	–	(168)
Total distributions to shareholders	(10,126,416)	(18,588,199)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	100,998,321	144,590,192
Reinvestment of distributions	5,827,318	11,290,766
Cost of shares reacquired	(53,478,133)	(120,402,291)
Net increase in net assets resulting from capital share transactions	53,347,506	35,478,667
Net increase (decrease) in net assets	90,342,398	(122,878,317)
NET ASSETS:
Beginning of period	$247,124,846	$370,003,163
End of period	$337,467,244	$247,124,846
Undistributed (distributions in excess of) net investment income	$(234,843)	$4,712,104

See Notes to Financial Statements.

Statement of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31,2009 (unaudited)	For the Period December 14, 2007 to November 30, 2008*
Operations:
Net investment income	$3,885,583	$3,852,409
Net realized loss on investments	(308,489)	(809,151)
Net change in unrealized appreciation/depreciation on investments and unfunded commitments	18,674,918	(19,498,067)
Net increase (decrease) in net assets resulting from operations	22,252,012	(16,454,809)
Distributions to shareholders from:
Net investment income
Class A	(1,896,386)	(1,106,583)
Class C	(514,347)	(147,296)
Class F	(337,716)	(1,133)
Class I	(1,212,172)	(2,517,341)
Class R2	(283)	(511)
Class R3	(297)	(524)
Total distributions to shareholders	(3,961,201)	(3,773,388)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	180,459,176	107,194,799
Reinvestment of distributions	2,918,903	3,295,141
Cost of shares reacquired	(36,647,636)	(17,480,138)
Net increase in net assets resulting from capital share transactions	146,730,443	93,009,802
Net increase in net assets	165,021,254	72,781,605
NET ASSETS
Beginning of period	$72,781,605	$–
End of period	$237,802,859	$72,781,605
Undistributed net investment income	$35,095	$110,713

*  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

See Notes to Financial Statements.

Statement of Changes in Net Assets (continued)

	High Yield Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$21,475,088	$37,272,034
Net realized loss on investments, credit default swap agreements and foreign currency related transactions	(41,032,968)	(40,933,939)
Net change in unrealized appreciation/depreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	122,828,291	(127,312,189)
Net increase (decrease) in net assets resulting from operations	103,270,411	(130,974,094)
Distributions to shareholders from:
Net investment income
Class A	(4,623,043)	(7,187,028)
Class B	(787,821)	(1,715,744)
Class C	(1,159,372)	(1,825,480)
Class F	(112,394)	(14,085)
Class I	(14,570,203)	(28,202,626)
Class P	(12,038)	(20,130)
Class R2	(3,318)	(753)
Class R3	(3,936)	(758)
Total distributions to shareholders	(21,272,125)	(38,966,604)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	164,023,671	76,689,991
Reinvestment of distributions	18,959,268	35,342,361
Cost of shares reacquired	(84,844,804)	(91,672,268)
Net increase in net assets resulting from capital share transactions	98,138,135	20,360,084
Net increase (decrease) in net assets	180,136,421	(149,580,614)
NET ASSETS:
Beginning of period	$335,882,773	$485,463,387
End of period	$516,019,194	$335,882,773
Distributions in excess of net investment income	$(274,184)	$(477,147)

See Notes to Financial Statements.

Statement of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$16,900,841	$30,490,464
Net realized loss on investments, futures contracts, and foreign currency related transactions	(30,177,182)	(2,861,356)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	108,916,215	(114,464,330)
Net increase (decrease) in net assets resulting from operations	95,639,874	(86,835,222)
Distributions to shareholders from:
Net investment income
Class A	(14,415,351)	(26,066,236)
Class B	(618,585)	(1,102,327)
Class C	(1,514,038)	(2,247,319)
Class F	(201,774)	(4,751)
Class I	(29,674)	(36,427)
Class R2	(286)	(219)
Class R3	(1,385)	(223)
Total distributions to shareholders	(16,781,093)	(29,457,502)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	110,377,264	77,428,324
Reinvestment of distributions	12,089,796	21,111,230
Cost of shares reacquired	(57,507,153)	(132,426,879)
Net increase (decrease) in net assets resulting from capital share transactions	64,959,907	(33,887,325)
Net increase (decrease) in net assets	143,818,688	(150,180,049)
NET ASSETS
Beginning of period	$458,492,412	$608,672,461
End of period	$602,311,100	$458,492,412
Undistributed net investment income	$801,129	$681,381

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$12,575,240	$7,799,778
Net realized gain (loss) on investments and futures contracts	1,738,559	(1,139,214)
Net change in unrealized appreciation/depreciation on investments and futures contracts	47,887,103	(22,938,828)
Net increase (decrease) in net assets resulting from operations	62,200,902	(16,278,264)
Distributions to shareholders from:
Net investment income
Class A	(8,586,247)	(5,690,064)
Class B	(364,396)	(405,022)
Class C	(2,795,805)	(1,828,576)
Class F	(828,394)	(15,961)
Class I	(41,815)	(13,259)
Total distributions to shareholders	(12,616,657)	(7,952,882)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	916,615,605	301,249,348
Reinvestment of distributions	7,599,664	4,972,694
Cost of shares reacquired	(141,327,736)	(124,803,369)
Net increase in net assets resulting from capital share transactions	782,887,533	181,418,673
Net increase in net assets	832,471,778	157,187,527
NET ASSETS:
Beginning of period	$276,556,605	$119,369,078
End of period	$1,109,028,383	$276,556,605
Undistributed (distributions in excess of) net investment income	$(33,128)	$8,289

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$12.96	$12.48	$11.64	$11.23	$10.76
Investment operations:
Net investment income (loss)(a)	.15		.27	.19	.02	(.01)	.02
Net realized and unrealized gain (loss)	1.23		(4.66)	.99	1.05	.69	.71
Total from investment operations	1.38		(4.39)	1.18	1.07	.68	.73
Distributions to shareholders from:
Net investment income	(.31)		(.41)	(.50)	(.23)	(.27)	(.23)
Net realized gain	–		(.22)	(.20)	–	–	(.03)
Total distributions	(.31)		(.63)	(.70)	(.23)	(.27)	(.26)
Net asset value, end of period	$9.01		$7.94	$12.96	$12.48	$11.64	$11.23
Total Return(b)	17.84	%(c)	(35.49)%	9.86%	9.35%	6.18%	6.94%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.62	%(c)	1.23%	1.23%	1.28%	1.28%	1.28%
Expenses, including expense reductions and expenses reimbursed	.62	%(c)	1.23%	1.22%	1.27%	1.28%	1.28%
Expenses, excluding expense reductions and expenses reimbursed	.62	%(c)	1.23%	1.23%	1.28%	1.28%	1.36%
Net investment income (loss)	1.77	%(c)	2.39%	1.48%	.13%	(.07)%	.19%
Supplemental Data:
Net assets, end of period (000)	$79,147		$68,596	$108,059	$93,635	$103,176	$87,706
Portfolio turnover rate	49.24	%(c)	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$12.91	$12.43	$11.60	$11.19	$10.73
Investment operations:
Net investment income (loss)(a)	.12		.19	.10	(.06)	(.08)	(.05)
Net realized and unrealized gain (loss)	1.21		(4.63)	1.00	1.05	.69	.70
Total from investment operations	1.33		(4.44)	1.10	.99	.61	.65
Distributions to shareholders from:
Net investment income	(.28)		(.33)	(.42)	(.16)	(.20)	(.16)
Net realized gain	–		(.22)	(.20)	–	–	(.03)
Total distributions	(.28)		(.55)	(.62)	(.16)	(.20)	(.19)
Net asset value, end of period	$8.97		$7.92	$12.91	$12.43	$11.60	$11.19
Total Return(b)	17.36	%(c)	(35.84)%	9.18%	8.58%	5.54%	6.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.95	%(c)	1.88%	1.88%	1.93%	1.93%	1.90%
Expenses, including expense reductions and expenses reimbursed	.95	%(c)	1.88%	1.87%	1.92%	1.93%	1.90%
Expenses, excluding expense reductions and expenses reimbursed	.95	%(c)	1.88%	1.88%	1.93%	1.93%	1.98%
Net investment income (loss)	1.44	%(c)	1.72%	.81%	(.50)%	(.72)%	(.42)%
Supplemental Data:
Net assets, end of period (000)	$9,146		$8,918	$15,933	$16,413	$17,171	$14,920
Portfolio turnover rate	49.24	%(c)	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.91		$12.90	$12.43	$11.59	$11.19	$10.73
Investment operations:
Net investment income (loss)(a)	.12		.19	.10	(.06)	(.08)	(.05)
Net realized and unrealized gain (loss)	1.22		(4.63)	.99	1.06	.68	.71
Total from investment operations	1.34		(4.44)	1.09	1.00	.60	.66
Distributions to shareholders from:
Net investment income	(.28)		(.33)	(.42)	(.16)	(.20)	(.17)
Net realized gain	–		(.22)	(.20)	–	–	(.03)
Total distributions	(.28)		(.55)	(.62)	(.16)	(.20)	(.20)
Net asset value, end of period	$8.97		$7.91	$12.90	$12.43	$11.59	$11.19
Total Return(b)	17.39	%(c)	(35.85)%	9.11%	8.69%	5.44%	6.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.95	%(c)	1.88%	1.88%	1.93%	1.93%	1.90%
Expenses, including expense reductions and expenses reimbursed	.95	%(c)	1.88%	1.87%	1.92%	1.93%	1.90%
Expenses, excluding expense reductions and expenses reimbursed	.95	%(c)	1.88%	1.88%	1.93%	1.93%	1.98%
Net investment income (loss)	1.45	%(c)	1.73%	.82%	(.50)%	(.72)%	(.43)%
Supplemental Data:
Net assets, end of period (000)	$46,395		$40,304	$68,585	$66,682	$67,888	$70,592
Portfolio turnover rate	49.24	%(c)	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$12.96	$12.86
Investment operations:
Net investment income(b)	.18		.32	.05
Net realized and unrealized gain (loss)	1.20		(4.67)	.05
Total from investment operations	1.38		(4.35)	.10
Distributions to shareholders from:
Net investment income	(.32)		(.44)	–
Net realized gain	–		(.22)	–
Total distributions	(.32)		(.66)	–
Net asset value, end of period	$9.01		$7.95	$12.96
Total Return(c)	17.86	%(d)	(35.23)%	.78	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.49	%(d)	.98%	.16	%(d)
Expenses, excluding expense reductions	.49	%(d)	.98%	.17	%(d)
Net investment income	2.05	%(d)	3.09%	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$23,069		$688	$10
Portfolio turnover rate	49.24	%(d)	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.97		$13.00	$12.52	$11.67	$11.27	$10.79
Investment operations:
Net investment income(a)	.16		.31	.23	.08	.04	.06
Net realized and unrealized gain (loss)	1.23		(4.67)	.99	1.05	.67	.72
Total from investment operations	1.39		(4.36)	1.22	1.13	.71	.78
Distributions to shareholders from:
Net investment income	(.32)		(.45)	(.54)	(.28)	(.31)	(.27)
Net realized gain	–		(.22)	(.20)	–	–	(.03)
Total distributions	(.32)		(.67)	(.74)	(.28)	(.31)	(.30)
Net asset value, end of period	$9.04		$7.97	$13.00	$12.52	$11.67	$11.27
Total Return(b)	17.98	%(c)	(35.22)%	10.21%	9.81%	6.45%	7.36%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(c)	.88%	.88%	.92%	.93%	.93%
Expenses, including expense reductions and expenses reimbursed	.45	%(c)	.88%	.87%	.92%	.93%	.93%
Expenses, excluding expense reductions and expenses reimbursed	.45	%(c)	.88%	.88%	.92%	.93%	.99%
Net investment income	1.96	%(c)	2.78%	1.86%	.69%	.37%	.55%
Supplemental Data:
Net assets, end of period (000)	$179,214		$128,463	$177,183	$104,856	$54,514	$13,874
Portfolio turnover rate	49.24	%(c)	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.00		$13.03	$12.49	$11.66	$11.26	$10.78
Investment operations:
Net investment income (loss)(a)	.15		.25	.11	.11	(.02)	.02
Net realized and unrealized gain (loss)	1.22		(4.68)	1.06	.95	.69	.70
Total from investment operations	1.37		(4.43)	1.17	1.06	.67	.72
Distributions to shareholders from:
Net investment income	(.30)		(.38)	(.43)	(.23)	(.27)	(.21)
Net realized gain	–		(.22)	(.20)	–	–	(.03)
Total distributions	(.30)		(.60)	(.63)	(.23)	(.27)	(.24)
Net asset value, end of period	$9.07		$8.00	$13.03	$12.49	$11.66	$11.26
Total Return(b)	17.77	%(c)	(35.52)%	9.71%	9.22%	6.02%	6.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.67	%(c)	1.33%	1.34%	1.33%	1.37%	1.37%
Expenses, including expense reductions and expenses reimbursed	.67	%(c)	1.33%	1.33%	1.33%	1.37%	1.37%
Expenses, excluding expense reductions and expenses reimbursed	.67	%(c)	1.33%	1.34%	1.33%	1.37%	1.44%
Net investment income (loss)	1.73	%(c)	2.16%	.88%	.90%	(.14)%	.22%
Supplemental Data:
Net assets, end of period (000)	$70		$59	$213	$2,842	$189	$110
Portfolio turnover rate	49.24	%(c)	97.47%	91.42%	104.11%	78.26%	80.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.99		$12.95	$12.86
Investment operations:
Net investment income(b)	.16		.30	.04
Net realized and unrealized gain (loss)	1.23		(4.66)	.05
Total from investment operations	1.39		(4.36)	.09
Distributions to shareholders from:
Net investment income	(.30)		(.38)	–
Net realized gain	–		(.22)	–
Total distributions	(.30)		(.60)	–
Net asset value, end of period	$9.08		$7.99	$12.95
Total Return(c)	17.85	%(d)	(35.20)%	.70	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.44	%(d)	.98%	.24	%(d)
Expenses, excluding expense reductions	.44	%(d)	.98%	.25	%(d)
Net investment income	1.96	%(d)	2.65%	.28	%(d)
Supplemental Data:
Net assets, end of period (000)	$8		$7	$10
Portfolio turnover rate	49.24	%(d)	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$12.96	$12.86
Investment operations:
Net investment income(b)	.15		.27	.04
Net realized and unrealized gain (loss)	1.21		(4.67)	.06
Total from investment operations	1.36		(4.40)	.10
Distributions to shareholders from:
Net investment income	(.31)		(.40)	–
Net realized gain	–		(.22)	–
Total distributions	(.31)		(.62)	–
Net asset value, end of period	$8.99		$7.94	$12.96
Total Return(c)	17.62	%(d)	(35.53)%	.78	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.69	%(d)	1.36%	.22	%(d)
Expenses, excluding expense reductions	.69	%(d)	1.37%	.23	%(d)
Net investment income	1.78	%(d)	2.43%	.29	%(d)
Supplemental Data:
Net assets, end of period (000)	$418		$90	$10
Portfolio turnover rate	49.24	%(d)	97.47%	91.42%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.23		.51
Net realized and unrealized gain (loss)	1.01		(2.46)
Total from investment operations	1.24		(1.95)
Distributions to shareholders from:
Net investment income	(.25)		(.52)
Net asset value, end of period	$8.52		$7.53
Total Return(c)	16.69	%(d)	(20.36	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.39	%(d)	.70	%(d)
Expenses, including expense reductions and expenses reimbursed	.39	%(d)	.70	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.54	%(d)	1.14	%(d)
Net investment income	2.86	%(d)	5.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$127,524		$31,257
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.20		.44
Net realized and unrealized gain (loss)	1.02		(2.46)
Total from investment operations	1.22		(2.02)
Distributions to shareholders from:
Net investment income	(.22)		(.45)
Net asset value, end of period	$8.53		$7.53
Total Return(c)	16.46	%(d)	(20.95	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72	%(d)	1.33	%(d)
Expenses, including expense reductions and expenses reimbursed	.72	%(d)	1.32	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.86	%(d)	1.69	%(d)
Net investment income	2.54	%(d)	4.87	%(d)
Supplemental Data:
Net assets, end of period (000)	$35,975		$7,288
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.24		.54
Net realized and unrealized gain (loss)	.99		(2.47)
Total from investment operations	1.23		(1.93)
Distributions to shareholders from:
Net investment income	(.25)		(.54)
Net asset value, end of period	$8.51		$7.53
Total Return(c)	16.66	%(d)	(20.16	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.28	%(d)	.47	%(d)
Expenses, including expense reductions and expenses reimbursed	.28	%(d)	.46	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.40	%(d)	1.36	%(d)
Net investment income	2.96	%(d)	5.85	%(d)
Supplemental Data:
Net assets, end of period (000)	$34,507		$27
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.25		.57
Net realized and unrealized gain (loss)	1.00		(2.49)
Total from investment operations	1.25		(1.92)
Distributions to shareholders from:
Net investment income	(.26)		(.55)
Net asset value, end of period	$8.52		$7.53
Total Return(c)	16.95	%(d)	(20.06	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.22	%(d)	.36	%(d)
Expenses, including expense reductions and expenses reimbursed	.22	%(d)	.36	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.39	%(d)	.88	%(d)
Net investment income	3.23	%(d)	6.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$39,778		$34,193
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.26		.51
Net realized and unrealized gain (loss)	.99		(2.48)
Total from investment operations	1.25		(1.97)
Distributions to shareholders from:
Net investment income	(.26)		(.50)
Net asset value, end of period	$8.52		$7.53
Total Return(c)	16.95	%(d)	(20.52	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.20	%(d)	.93	%(d)
Expenses, including expense reductions and expenses reimbursed	.20	%(d)	.92	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.38	%(d)	2.13	%(d)
Net investment income	3.25	%(d)	5.47	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$8
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		12/14/2007(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.53		$10.00
Investment operations:
Net investment income(b)	.26		.52
Net realized and unrealized gain (loss)	.99		(2.48)
Total from investment operations	1.25		(1.96)
Distributions to shareholders from:
Net investment income	(.26)		(.51)
Net asset value, end of period	$8.52		$7.53
Total Return(c)	16.95	%(d)	(20.45	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.20	%(d)	.84	%(d)
Expenses, including expense reductions and expenses reimbursed	.20	%(d)	.83	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.38	%(d)	2.08	%(d)
Net investment income	3.25	%(d)	5.56	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$8
Portfolio turnover rate	46.52	%(d)	52.39%

(a) Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.15		$7.74	$8.08	$7.99	$8.39	$8.15
Investment operations:
Net investment income(a)	.30		.56	.56	.52	.52	.58
Net realized and unrealized gain (loss)	1.11		(2.56)	(.27)	.19	(.36)	.27
Total from investment operations	1.41		(2.00)	.29	.71	.16	.85
Distributions to shareholders from:
Net investment income	(.29)		(.59)	(.63)	(.57)	(.56)	(.61)
Net realized gain	–		–	–	(.05)	–	–
Total distributions	(.29)		(.59)	(.63)	(.62)	(.56)	(.61)
Net asset value, end of period	$6.27		$5.15	$7.74	$8.08	$7.99	$8.39
Total Return(b)	28.12	%(c)	(27.59)%	3.52%	9.23%	1.94%	10.97%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.55	%(c)	1.27%	1.23%	1.24%	1.22%	1.23%
Expenses, including expense reductions and expenses reimbursed	.55	%(c)	1.27%	1.23%	1.23%	1.22%	1.23%
Expenses, excluding expense reductions and expenses reimbursed	.65	%(c)	1.27%	1.23%	1.24%	1.22%	1.23%
Net investment income	5.20	%(c)	7.89%	6.97%	6.55%	6.38%	7.15%
Supplemental Data:
Net assets, end of period (000)	$156,977		$62,454	$101,386	$105,995	$103,288	$111,007
Portfolio turnover rate	56.95	%(c)	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.14		$7.71	$8.05	$7.96	$8.36	$8.12
Investment operations:
Net investment income(a)	.27		.51	.51	.47	.47	.53
Net realized and unrealized gain (loss)	1.10		(2.55)	(.28)	.19	(.36)	.27
Total from investment operations	1.37		(2.04)	.23	.66	.11	.80
Distributions to shareholders from:
Net investment income	(.27)		(.53)	(.57)	(.52)	(.51)	(.56)
Net realized gain	–		–	–	(.05)	–	–
Total distributions	(.27)		(.53)	(.57)	(.57)	(.51)	(.56)
Net asset value, end of period	$6.24		$5.14	$7.71	$8.05	$7.96	$8.36
Total Return(b)	27.33	%(c)	(27.96)%	2.83%	8.61%	1.31%	10.32%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.92%	1.88%	1.88%	1.87%	1.83%
Expenses, excluding expense reductions	.98	%(c)	1.92%	1.88%	1.89%	1.87%	1.83%
Net investment income	4.87	%(c)	7.22%	6.33%	5.89%	5.73%	6.55%
Supplemental Data:
Net assets, end of period (000)	$19,103		$14,481	$27,186	$34,907	$41,025	$49,635
Portfolio turnover rate	56.95	%(c)	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.13		$7.71	$8.05	$7.96	$8.36	$8.13
Investment operations:
Net investment income(a)	.27		.51	.51	.47	.47	.53
Net realized and unrealized gain (loss)	1.11		(2.55)	(.28)	.19	(.36)	.27
Total from investment operations	1.38		(2.04)	.23	.66	.11	.80
Distributions to shareholders from:
Net investment income	(.27)		(.54)	(.57)	(.52)	(.51)	(.57)
Net realized gain	–		–	–	(.05)	–	–
Total distributions	(.27)		(.54)	(.57)	(.57)	(.51)	(.57)
Net asset value, end of period	$6.24		$5.13	$7.71	$8.05	$7.96	$8.36
Total Return(b)	27.57	%(c)	(28.08)%	2.82%	8.60%	1.32%	10.28%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.92%	1.88%	1.88%	1.87%	1.84%
Expenses, excluding expense reductions	.98	%(c)	1.92%	1.88%	1.89%	1.87%	1.84%
Net investment income	4.79	%(c)	7.25%	6.32%	5.88%	5.73%	6.54%
Supplemental Data:
Net assets, end of period (000)	$38,610		$17,882	$25,909	$29,466	$35,485	$45,816
Portfolio turnover rate	56.95	%(c)	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.15		$7.74	$7.96
Investment operations:
Net investment income(b)	.29		.58	.09
Net realized and unrealized gain (loss)	1.12		(2.57)	(.21)
Total from investment operations	1.41		(1.99)	(.12)
Distributions to shareholders from:
Net investment income	(.30)		(.60)	(.10)
Net asset value, end of period	$6.26		$5.15	$7.74
Total Return(c)	28.07	%(d)	(27.40)%	(1.52	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.48	%(d)	1.04%	.19	%(d)
Expenses, including expense reductions and expenses reimbursed	.48	%(d)	1.04%	.19	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.50	%(d)	1.04%	.19	%(d)
Net investment income	5.02	%(d)	8.79%	1.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$7,466		$279	$10
Portfolio turnover rate	56.95	%(d)	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.17		$7.77	$8.11	$8.00	$8.37	$8.11
Investment operations:
Net investment income(a)	.31		.59	.58	.55	.55	.61
Net realized and unrealized gain (loss)	1.11		(2.58)	(.27)	.19	(.36)	.28
Total from investment operations	1.42		(1.99)	.31	.74	.19	.89
Distributions to shareholders from:
Net investment income	(.30)		(.61)	(.65)	(.58)	(.56)	(.63)
Net realized gain	–		–	–	(.05)	–	–
Total distributions	(.30)		(.61)	(.65)	(.63)	(.56)	(.63)
Net asset value, end of period	$6.29		$5.17	$7.77	$8.11	$8.00	$8.37
Total Return(b)	28.22	%(c)	(27.33)%	3.79%	9.73%	2.28%	11.50%
Ratio to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	.92%	.88%	.88%	.88%	.84%
Expenses, excluding expense reductions	.48	%(c)	.92%	.88%	.88%	.88%	.84%
Net investment income	5.38	%(c)	8.26%	7.28%	6.93%	6.72%	7.54%
Supplemental Data:
Net assets, end of period (000)	$293,063		$240,587	$330,709	$26,108	$15,426	$4,830
Portfolio turnover rate	56.95	%(c)	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.21		$7.83	$8.16	$8.02	$8.39	$8.15
Investment operations:
Net investment income(a)	.30		.56	.56	.53	.51	.58
Net realized and unrealized gain (loss)	1.12		(2.60)	(.27)	.17	(.35)	.27
Total from investment operations	1.42		(2.04)	.29	.70	.16	.85
Distributions to shareholders from:
Net investment income	(.29)		(.58)	(.62)	(.51)	(.53)	(.61)
Net realized gain	–		–	–	(.05)	–	–
Total distributions	(.29)		(.58)	(.62)	(.56)	(.53)	(.61)
Net asset value, end of period	$6.34		$5.21	$7.83	$8.16	$8.02	$8.39
Total Return(b)	27.89	%(c)	(27.73)%	3.48%	9.14%	1.91%	10.95%
Ratios to Average Net Assets:
Expenses, including expense reductions	.70	%(c)	1.37%	1.33%	1.28%	1.33%	1.19%
Expenses, excluding expense reductions	.70	%(c)	1.37%	1.33%	1.29%	1.33%	1.19%
Net investment income	5.15	%(c)	7.81%	6.85%	6.64%	6.25%	7.11%
Supplemental Data:
Net assets, end of period (000)	$306		$185	$243	$109	$7	$1
Portfolio turnover rate	56.95	%(c)	98.56%	96.74%	108.90%	122.46%	119.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.18		$7.75	$7.96
Investment operations:
Net investment income(b)	.29		.58	.09
Net realized and unrealized gain (loss)	1.12		(2.58)	(.21)
Total from investment operations	1.41		(2.00)	(.12)
Distributions to shareholders from:
Net investment income	(.29)		(.57)	(.09)
Net asset value, end of period	$6.30		$5.18	$7.75
Total Return(c)	27.78	%(d)	(27.47)%	(1.48	)%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.04%	.25	%(d)
Expenses, excluding expense reductions	.73	%(d)	1.05%	.25	%(d)
Net investment income	4.95	%(d)	8.16%	1.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$200		$9	$10
Portfolio turnover rate	56.95	%(d)	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.18		$7.75	$7.96
Investment operations:
Net investment income(b)	.30		.58	.09
Net realized and unrealized gain (loss)	1.11		(2.57)	(.21)
Total from investment operations	1.41		(1.99)	(.12)
Distributions to shareholders from:
Net investment income	(.29)		(.58)	(.09)
Net asset value, end of period	$6.30		$5.18	$7.75
Total Return(c)	27.83	%(d)	(27.38)%	(1.46	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(d)	1.01%	.24	%(d)
Expenses, excluding expense reductions	.68	%(d)	1.02%	.24	%(d)
Net investment income	4.98	%(d)	8.17%	1.13	%(d)
Supplemental Data:
Net assets, end of period (000)	$294		$7	$10
Portfolio turnover rate	56.95	%(d)	98.56%	96.74%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.61	$2.58	$2.56	$2.60	$2.61
Investment operations:
Net investment income(a)	.07		.14	.11	.11	.09	.07
Net realized and unrealized gain (loss)	.34		(.53)	.03	.02	(.03)	.02
Total from investment operations	.41		(.39)	.14	.13	.06	.09
Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.11)	(.11)	(.10)	(.10)
Net asset value, end of period	$2.43		$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(b)	20.10	%(c)	(15.52)%	5.76%	5.16%	2.18%	3.41%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.00%	1.30%	1.04%	1.02%	1.10%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.10%
Expenses, excluding expense reductions and expenses reimbursed	.54	%(c)	1.08%	1.35%	1.10%	1.06%	1.10%
Net investment income	3.30	%(c)	5.45%	4.53%	4.32%	3.54%	2.64%
Supplemental Data:
Net assets, end of period (000)	$492,122		$398,305	$533,896	$579,558	$687,866	$790,672
Portfolio turnover rate	190.58	%(c)	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.61	$2.58	$2.56	$2.60	$2.60
Investment operations:
Net investment income(a)	.07		.12	.10	.09	.08	.05
Net realized and unrealized gain (loss)	.34		(.52)	.03	.02	(.04)	.03
Total from investment operations	.41		(.40)	.13	.11	.04	.08
Distributions to shareholders from:
Net investment income	(.07)		(.12)	(.10)	(.09)	(.08)	(.08)
Net asset value, end of period	$2.43		$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(b)	19.70	%(c)	(16.10)%	5.03%	4.42%	1.50%	3.10%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.65%	1.95%	1.69%	1.66%	1.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.82	%(c)	1.65%	1.65%	1.65%	1.65%	1.74%
Expenses, excluding expense reductions and expenses reimbursed	.87	%(c)	1.73%	2.00%	1.75%	1.71%	1.74%
Net investment income	2.98	%(c)	4.80%	3.88%	3.67%	2.88%	2.00%
Supplemental Data:
Net assets, end of period (000)	$23,506		$19,158	$25,211	$30,865	$44,643	$58,787
Portfolio turnover rate	190.58	%(c)	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$2.10		$2.62	$2.59	$2.57	$2.61	$2.61
Investment from operations:
Net investment income(a)	.07		.12	.10	.09	.08	.05
Net realized and unrealized gain (loss)	.34		(.52)	.03	.02	(.04)	.03
Total from investment operations	.41		(.40)	.13	.11	.04	.08
Distributions to shareholders from:
Net investment income	(.07)		(.12)	(.10)	(.09)	(.08)	(.08)
Net asset value, end of period	$2.44		$2.10	$2.62	$2.59	$2.57	$2.61
Total Return(b)	19.62	%(c)	(16.01)%	5.03%	4.45%	1.51%	3.11%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.65%	1.95%	1.69%	1.67%	1.74%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.82	%(c)	1.65%	1.65%	1.65%	1.65%	1.74%
Expenses, excluding expense reductions and expenses reimbursed	.86	%(c)	1.73%	2.00%	1.75%	1.71%	1.74%
Net investment income	2.94	%(c)	4.81%	3.88%	3.67%	2.89%	2.00%
Supplemental Data:
Net assets, end of period (000)	$69,897		$40,221	$48,661	$53,400	$62,290	$73,676
Portfolio turnover rate	190.58	%(c)	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.61	$2.55
Investment operations:
Net investment income(b)	.08		.15	.02
Net realized and unrealized gain (loss)	.34		(.53)	.06
Total from investment operations	.42		(.38)	.08
Distributions to shareholders from:
Net investment income	(.08)		(.14)	(.02)
Net asset value, end of period	$2.43		$2.09	$2.61
Total Return(c)	20.27	%(d)	(15.31)%	3.13	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.37	%(d)	.74%	.14	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.37	%(d)	.74%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.41	%(d)	.81%	.14	%(d)
Net investment income	3.29	%(d)	6.19%	.89	%(d)
Supplemental Data:
Net assets, end of period (000)	$15,702		$141	$10
Portfolio turnover rate	190.58	%(d)	393.47%	294.55%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30				10/20/2004(a) to
	(unaudited)		2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.61	$2.58	$2.56	$2.60	$2.63
Investment operations:
Net investment income(b)	.08		.15	.12	.12	.10	.01
Net realized and unrealized gain (loss)	.33		(.53)	.03	.02	(.03)	(.03)
Total from investment operations	.41		(.38)	.15	.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.08)		(.14)	(.12)	(.12)	(.11)	(.01)
Net asset value, end of period	$2.42		$2.09	$2.61	$2.58	$2.56	$2.60
Total Return(c)	19.82	%(d)	(15.19)%	6.13%	5.55%	2.56%	(.69	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.32	%(d)	.65%	.95%	.69%	.67%	.09	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.32	%(d)	.65%	.65%	.65%	.65%	.09	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.37	%(d)	.72%	1.00%	.75%	.71%	.09	%(d)
Net investment income	3.48	%(d)	5.86%	4.90%	4.67%	3.88%	.42	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,010		$651	$894	$794	$1,227	$1,245
Portfolio turnover rate	190.58	%(d)	393.47%	294.55%	499.81%	485.03%	671.60%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.58
Investment operations:
Net investment income(b)	.08		.06
Net realized and unrealized gain (loss)	.34		(.49)
Total from investment operations	.42		(.43)
Distributions to shareholders from:
Net investment income	(.07)		(.06)
Net asset value, end of period	$2.44		$2.09
Total Return(c)	20.45	%(d)	(17.03	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.31	%(d)	.48	%(d)
Expenses, including expense reductions and expenses reimbursed	.31	%(d)	.48	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.35	%(d)	.54	%(d)
Net investment income	3.50	%(d)	2.41	%(d)
Supplemental Data:
Net assets, end of period (000)	$10		$8
Portfolio turnover rate	190.58	%(d)	393.47%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.09		$2.58
Investment operations:
Net investment income(b)	.07		.06
Net realized and unrealized gain (loss)	.35		(.49)
Total from investment operations	.42		(.43)
Distributions to shareholders from:
Net investment income	(.07)		(.06)
Net asset value, end of period	$2.44		$2.09
Total Return(c)	20.49	%(d)	(16.99	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.51	%(d)	.45	%(d)
Expenses, including expense reductions and expenses reimbursed	.51	%(d)	.45	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.55	%(d)	.50	%(d)
Net investment income	3.29	%(d)	2.45	%(d)
Supplemental Data:
Net assets, end of period (000)	$65		$8
Portfolio turnover rate	190.58	%(d)	393.47%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$3.97		$4.35	$4.30	$4.29	$4.41	$4.52
Investment operations:
Net investment income(a)	.10		.20	.18	.16	.13	.09
Net realized and unrealized gain (loss)	.40		(.38)	.05	.02	(.09)	(.02)
Total from investment operations	.50		(.18)	.23	.18	.04	.07
Distributions to shareholders from:
Net investment income	(.11)		(.20)	(.18)	(.17)	(.16)	(.13)
Net realized gain	–		–	–	–	–	(.05)
Total distributions	(.11)		(.20)	(.18)	(.17)	(.16)	(.18)
Net asset value, end of period	$4.36		$3.97	$4.35	$4.30	$4.29	$4.41
Total Return(b)	13.01	%(c)	(4.57)%	5.38%	4.26%	.90%	1.63%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.34	%(c)	.80%	.91%	.92%	.90%	1.15%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.34	%(c)	.79%	.90%	.90%	.90%	1.15%
Expenses, excluding expense reductions and expenses reimbursed	.34	%(c)	.80%	1.07%	1.10%	1.06%	1.15%
Net investment income	2.49	%(c)	4.67%	4.15%	3.77%	2.88%	1.93%
Supplemental Data:
Net assets, end of period (000)	$658,837		$194,420	$78,351	$76,271	$87,287	$88,690
Portfolio turnover rate	134.43	%(c)	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$3.97		$4.35	$4.30	$4.30	$4.41	$4.53
Investment operations:
Net investment income(a)	.09		.17	.15	.13	.10	.06
Net realized and unrealized gain (loss)	.40		(.38)	.05	.01	(.08)	(.03)
Total from investment operations	.49		(.21)	.20	.14	.02	.03
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.15)	(.14)	(.13)	(.10)
Net realized gain	–		–	–	–	–	(.05)
Total distributions	(.09)		(.17)	(.15)	(.14)	(.13)	(.15)
Net asset value, end of period	$4.37		$3.97	$4.35	$4.30	$4.30	$4.41
Total Return(b)	12.55	%(c)	(5.01)%	4.70%	3.35%	.48%	.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.74	%(c)	1.54%	1.56%	1.57%	1.55%	1.76%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.74	%(c)	1.54%	1.55%	1.55%	1.55%	1.76%
Expenses, excluding expense reductions and expenses reimbursed	.74	%(c)	1.61%	1.73%	1.75%	1.71%	1.76%
Net investment income	2.19	%(c)	3.96%	3.51%	3.13%	2.25%	1.37%
Supplemental Data:
Net assets, end of period (000)	$23,279		$12,756	$7,379	$6,805	$7,506	$6,695
Portfolio turnover rate	134.43	%(c)	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(uaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$3.99		$4.37	$4.32	$4.32	$4.44	$4.55
Investment operations:
Net investment income(a)	.09		.17	.15	.13	.10	.06
Net realized and unrealized gain (loss)	.40		(.38)	.05	.01	(.09)	(.02)
Total from investment operations	.49		(.21)	.20	.14	.01	.04
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.15)	(.14)	(.13)	(.10)
Net realized gain	–		–	–	–	–	(.05)
Total distributions	(.09)		(.17)	(.15)	(.14)	(.13)	(.15)
Net asset value, end of period	$4.39		$3.99	$4.37	$4.32	$4.32	$4.44
Total Return(b)	12.48	%(c)	(4.98)%	4.70%	3.35%	.27%	1.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.73	%(c)	1.54%	1.56%	1.57%	1.55%	1.75%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.73	%(c)	1.54%	1.55%	1.55%	1.55%	1.75%
Expenses, excluding expense reductions and expenses reimbursed	.73	%(c)	1.61%	1.73%	1.75%	1.71%	1.75%
Net investment income	2.06	%(c)	3.94%	3.51%	3.12%	2.23%	1.33%
Supplemental Data:
Net assets, end of period (000)	$300,999		$67,249	$33,081	$37,027	$46,220	$58,131
Portfolio turnover rate	134.43	%(c)	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$3.96		$4.34	$4.29
Investment operations:
Net investment income(b)	.10		.20	.03
Net realized and unrealized gain (loss)	.41		(.37)	.05
Total from investment operations	.51		(.17)	.08
Distributions to shareholders from:
Net investment income	(.11)		(.21)	(.03)
Net asset value, end of period	$4.36		$3.96	$4.34
Total Return(c)	13.06	%(d)	(4.21)%	1.90	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.28	%(d)	.61%	.11	%(d)
Expenses, including expense reductions and expenses reimbursed	.28	%(d)	.61%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.28	%(d)	.64%	.15	%(d)
Net investment income	2.41	%(d)	4.94%	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$111,867		$1,644	$10
Portfolio turnover rate	134.43	%(d)	208.09%	164.00%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30				10/20/2004(a) to
	(unaudited)		2008	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$3.96		$4.35	$4.30	$4.29	$4.41	$4.44
Investment operations:
Net investment income(b)	.10		.21	.19	.18	.14	.01
Net realized and unrealized gain (loss)	.41		(.37)	.05	.01	(.09)	(.02)
Total from investment operations	.51		(.16)	.24	.19	.05	(.01)
Distributions to shareholders from:
Net investment income	(.11)		(.23)	(.19)	(.18)	(.17)	(.02)
Net asset value, end of period	$4.36		$3.96	$4.35	$4.30	$4.29	$4.41
Total Return(c)	13.14	%(d)	(3.92)%	5.75%	4.63%	1.26%	(.24	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.23	%(d)	.55%	.56%	.57%	.55%	.10	%(d)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.23	%(d)	.54%	.55%	.55%	.55%	.10	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.23	%(d)	.63%	.73%	.75%	.71%	.10	%(d)
Net investment income	2.41	%(d)	4.99%	4.51%	4.15%	3.24%	.32	%(d)
Supplemental Data:
Net assets, end of period (000)	$14,046		$488	$548	$474	$356	$295
Portfolio turnover rate	134.43	%(d)	208.09%	164.00%	304.77%	295.07%	314.39%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett Floating Rate Fund ("Floating Rate Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Income Fund ("Income Fund"), and Lord Abbett Short Duration Income Fund ("Short Duration Income Fund"), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Floating Rate Fund has not issued Class B and Class P shares, Income Fund has not issued Class P shares and Short Duration Income Fund has not issued Class P, R2 and R3 shares. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' prospectuses. Effective July 22, 2009, Class R2 and R3 shares of the Short Duration Income Fund commenced investment operations.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Floating Rate Fund's investment objective is to seek a high level of current income. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund's and Short Duration Income Fund's investment objective is to seek a high level of income consistent with preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the

Notes to Financial Statements (unaudited)(continued)

valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments, credit default swap

Notes to Financial Statements (unaudited)(continued)

agreement, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Funds' Statements of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, credit default swap agreements, futures contracts and foreign currency related transactions on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments, credit default swap agreement, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, credit default swap agreements, futures contracts and foreign currency related transactions on the each Fund's Statement of Operations. As of May 31, 2009, only Income Fund had open forward foreign currency exchange contracts.

(h)  Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of May 31, 2009, only Income Fund and Short Duration Income Fund had open futures contracts.

(i)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase

Notes to Financial Statements (unaudited)(continued)

a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)  Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)  Time Deposits–Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(m)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)  Disclosures About Credit Derivatives–The Funds adopted Financial Accounting Standards Board ("FASB") Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the "FSP") effective November 30, 2008. The FSP amends FASB Statement No. 133 ("SFAS 133"), Accounting for Derivative Instruments and Hedging Activities to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specific entity (or group of entities) or an index based on the credit risk

Notes to Financial Statements (unaudited)(continued)

of a group of entities and (b) that exposes the seller to the potential loss from credit-risk related events specified in the contract. As of May 31, 2009, the Funds had no outstanding credit derivatives.

Credit Default Swaps

  High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk or for speculative purposes. As a seller of a credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default occurs. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

  The Fund may also purchase swaps in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

  Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

  Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Notes to Financial Statements (unaudited)(continued)

  Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there may be unfavorable changes in net interest rates.

(o)  Floating Rate Loans–The Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

  The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

  Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of May 31, 2009, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Appreciation/ Depreciation
Aleris International, Inc. Debtor in Possession Term Loan, 2/13/2010	$125,222	$(11,270)
Bausch and Lomb, Inc. Delayed Draw Term Loan, 4/24/2015	138,282	(17,242)
	$263,504	$(28,512)

(p)  Fair Value Measurements–In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

Notes to Financial Statements (unaudited)(continued)

measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing each Fund's investments carried at value:

	Convertible Fund	Floating Rate Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$42,510,811	$-
Level 2 – Other Significant Observable Inputs	290,017,942	251,633,527
Level 3 – Significant Unobservable Inputs	-	3,692,081
Total	$332,528,753	$255,325,608

	High Yield Fund	Income Fund
Valuation Inputs	Investments in Securities	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$21,933,237	$9,418,833	$4,602,081
Level 2 – Other Significant Observable Inputs	489,139,919	594,523,614	-
Total	$511,073,156	$603,942,447	$4,602,081

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$54,548,752	$1,223,554
Level 2 – Other Significant Observable Inputs	1,045,816,232	-
Total	$1,100,364,984	$1,223,554

* Other financial instruments represent futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Floating Rate Fund
Investments in Securities
Balance as of December 1, 2008	$4,779,264
Accrued discounts/premiums	59,428
Realized gain (loss)	(68,614)
Change in unrealized appreciation/depreciation	828,190
Net purchases (sales)	7,891,134
Net transfers in or out of level 3	(9,797,321)
Balance as of May 31, 2009	$3,692,081

(q)  Disclosures about Derivative Instruments and Hedging Activities-The Funds adopted FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective December 1, 2008.

  The Income Fund entered into forward foreign currency exchange contracts during the period ended May 31, 2009 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Income Fund's exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund's use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Income Fund's risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

  The Income Fund and Short Duration Income Fund entered into a U.S. Treasury futures contracts during the period ended March 31, 2009 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures were exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

  The High Yield Fund entered into credit default swaps during the period ended May 31, 2009 (as described in note 2(n)). Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap's notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by the counterparty posting collateral to the Fund to cover the Fund's exposure to the counterparty. As of May 31, 2009, the Fund did not have any open credit default swaps.

  At May 31, 2009, the High Yield Fund, Income Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments (not designated as hedging instruments under SFAS 133):

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Fair Value
Futures Contracts(1)	$1,310,162	-	$1,310,162
Forward Contracts(2)	-	4,049,763	4,049,763
Total	$1,310,162	$4,049,763	$5,359,925
Liability Derivatives
Futures Contracts(1)	$534,034	-	$534,034
Forward Contracts(3)	-	223,810	223,810
Total	$534,034	$223,810	$757,844

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value
Futures Contracts(1)	$1,233,554	$1,233,554
Total	$1,233,554	$1,233,554

(1) Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the statement of assets and liabilities.

(2) Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency contracts.

(3) Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments during the six months ended May 31, 2009 were as follows:

	High Yield Fund
	Credit Contracts	Total
Realized Gain(1) Swaps Contracts	$1,899,310	$1,899,310
Change in Appreciation/Depreciation(2) Swaps Contracts	$1,979,173	$1,979,173
Average Notional Amounts* Swaps Contracts(3)	$1,314,286	$1,314,286

	Income Fund
	Interest Rate Contracts	Foreign Exchange Contracts	Total
Realized Loss(1) Futures Contracts	$(3,877,444)	-	$(3,877,444)
Forward Contracts	-	$(5,715,708)	$(5,715,708)
Change in Appreciation/Depreciation(2) Futures Contracts	$5,774,630	$-	$5,774,630
Forward Contracts	-	$9,540,468	$9,540,468
Average Number of Contracts/ Notional Amounts* Futures Contracts(4)	525	-	525
Forward Contracts(5)	-	$66,005,523	$66,005,523

	Short Duration Income Fund
	Interest Rate Contracts	Total
Realized Loss Futures Contracts	$(1,257,749)	$(1,257,749)
Change in Appreciation/Depreciation(2) Futures Contracts	$(2,246,069)	$(2,246,069)
Average Number of Contracts* Futures Contracts(4)	533	533

*  Calculated based on the number of contracts or notional amounts for the period ended May 31, 2009.

(1) Statement of Operations location: High Yield Fund - Net realized loss on investments, credit default swap agreements and foreign currency related transactions; Income Fund and Short Duration Income Fund - Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions.

(2) Statement of Operations location: High Yield Fund - Net change in unrealized appreciation/depreciation on investments, credit default swap agreements, unfunded commitments and translation of assets and liabilities denominated in foreign currencies; Income Fund and Short Duration Income Fund - Net change in unrealized appreciation/depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies.

(3) Amount represents notional amounts.

(4) Amount represents number of contracts.

(5) Amount represents notional amount in U.S. Dollars.

Notes to Financial Statements (unaudited)(continued)

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%
Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%
High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%
Income Fund
First $3 billion	.50%
Over $3 billion	.45%
Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett was at the following annualized rate of each Fund's average daily net assets:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.50%
High Yield Fund	.60%
Income Fund	.50%
Short Duration Income Fund	.35%

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse Floating Rate Fund's expenses to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	Effective Date:
	December 1, 2008	April 1, 2009
	% of Average Daily Net Assets
A	.75%	.85%
C	1.40%	1.50%
F	.50%	.60%
I	.40%	.50%
R2	1.00%	1.10%
R3	.90%	1.00%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time for all classes of Floating Rate Fund.

Effective March 1, 2009, Lord Abbett is voluntarily reimbursing a portion of High Yield Fund's 12b-1 fees to the extent necessary so that both Class A and Class F total annual operating expenses do not exceed 0.98% of each class' average daily net assets.

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Income Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
F	.75%
I	.65%
P	1.10%
R2	1.25%
R3	1.15%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse Short Duration Income Fund's expenses to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	Effective Date:
	December 1, 2008	April 1, 2009
	% of Average Daily Net Assets
A	.90%	.90%
B	1.55%	1.70%
C	1.55%	1.70%
F	.65%	.80%
I	.55%	.70%
P	1.00%	1.15%
R2	1.15%	1.30%
R3	1.05%	1.20%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time for all classes of Short Duration Income Fund.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth and Income Strategy Fund of the Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

As of May 31, 2009, the percentages of Floating Rate Fund's and High Yield Fund's outstanding shares owned by the Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Lord Abbett Balanced Strategy Fund	9.21%	30.04%
Lord Abbett Diversified Income Strategy Fund	0.84%	7.91%
Lord Abbett Growth and Income Strategy Fund	2.78%	12.28%
Lord Abbett Global Allocation Fund	-	2.14%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

Notes to Financial Statements (unaudited)(continued)

and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A(1)		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(2)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual Class A service and distribution fees of Short Duration Income Fund are .15% and .05%, respectively.

(2) Annual service fee on shares of Income Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

	Distributor Commissions	Dealers' Concessions
Convertible Fund	$22,300	$113,138
Floating Rate Fund	20,281	137,813
High Yield Fund	105,440	548,265
Income Fund	150,089	783,310
Short Duration Income Fund	342,654	2,217,830

Distributor received the following amount of CDSCs for the six months ended May 31, 2009:

	Class A	Class C
Convertible Fund	$9,382	$7,705
Floating Rate Fund	30,000	2,745
High Yield Fund	-	14,035
Income Fund	235	9,329
Short Duration Income Fund	55,565	60,191

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require

Notes to Financial Statements (unaudited)(continued)

reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Convertible Fund		Floating Rate Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Period Ended 11/30/2008*
Distributions paid from:
Ordinary income	$10,126,416	$12,403,315	$3,961,201	$3,773,388
Net long-term capital gains	-	6,184,884	-	-
Total distributions paid	$10,126,416	$18,588,199	$3,961,201	$3,773,388

* For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

	High Yield Fund		Income Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$21,272,125	$38,966,604	$16,781,093	$28,115,328
Return of capital	-	-	-	1,342,174
Total distributions paid	$21,272,125	$38,966,604	$16,781,093	$29,457,502
	Short Duration Income Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$12,616,657	$7,592,882
Total distributions paid	$12,616,657	$7,592,882

As of the fiscal year ended November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2009	2012	2013	2014	2016	Total
Convertible Fund	$-	$-	$-	$-	$3,424,371	$3,424,371
Floating Rate Fund	-	-	-	-	735,922	735,922
High Yield Fund	501,160	-	-	552,697	37,133,085	38,186,942
Income Fund	-	39,970,699	7,192,922	3,831,121	6,934,147	57,928,889
Short Duration Income Fund	-	4,240,715	2,765,987	2,727,915	1,977,638	11,712,255

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$360,284,653	$256,130,599
Gross unrealized gain	10,801,813	5,713,051
Gross unrealized loss	(38,557,713)	(6,518,042)
Net unrealized security loss	$(27,755,900)	$(804,991)

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund	Income Fund
Tax cost	$531,502,961	$603,184,131
Gross unrealized gain	22,836,035	17,843,341
Gross unrealized loss	(43,265,840)	(17,085,025)
Net unrealized security gain (loss)	$(20,429,805)	$758,316

Short Duration Income Fund
Tax cost	$1,075,501,737
Gross unrealized gain	27,740,575
Gross unrealized loss	(2,877,328)
Net unrealized security gain	$24,863,247

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of certain securities, amortization and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$171,180,194	$-	$133,292,632
Floating Rate Fund	-	204,414,772	-	59,001,309
High Yield Fund	-	303,244,986	-	219,281,192
Income Fund	501,257,127	509,871,918	602,361,873	404,635,338
Short Duration Income Fund	428,256,115	1,030,353,989	427,865,000	294,127,002

* Includes U.S. Government sponsored enterprises securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

Notes to Financial Statements (unaudited)(continued)

8. LINE OF CREDIT

Convertible Fund, High Yield Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund is subject to the risks associated with foreign securities, which present increased market, liquidity, currency, political, information and other risks. The cost of Income Fund's use

Notes to Financial Statements (unaudited)(continued)

of forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Fund invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds' returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Funds' use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Funds' performance could suffer.

High Yield Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

CONVERTIBLE FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,353,981	$27,786,064	4,050,809	$45,393,212
Converted from Class B*	38,041	322,397	17,325	196,297
Reinvestment of distributions	279,266	2,263,487	354,277	4,233,434
Shares reacquired	(3,517,230)	(28,648,022)	(4,123,839)	(44,414,720)
Increase	154,058	$1,723,926	298,572	$5,408,223
Class B Shares
Shares sold	100,313	$817,686	162,378	$1,892,808
Reinvestment of distributions	23,910	192,994	34,592	416,249
Shares reacquired	(193,417)	(1,584,234)	(286,910)	(3,112,062)
Converted to Class A*	(38,191)	(322,397)	(17,384)	(196,297)
Decrease	(107,385)	$(895,951)	(107,324)	$(999,302)
Class C Shares
Shares sold	1,063,183	$8,798,826	1,467,977	$16,993,194
Reinvestment of distributions	91,790	740,223	127,757	1,532,187
Shares reacquired	(1,075,894)	(8,798,690)	(1,814,466)	(19,163,177)
Increase (decrease)	79,079	$740,359	(218,732)	$(637,796)
Class F Shares
Shares sold	2,671,167	$21,809,621	92,199	$1,112,571
Reinvestment of distributions	3,963	32,241	1,153	12,354
Shares reacquired	(200,941)	(1,692,537)	(7,538)	(74,491)
Increase	2,474,189	$20,149,325	85,814	$1,050,434
Class I Shares
Shares sold	4,976,609	$41,489,271	6,912,097	$79,015,607
Reinvestment of distributions	318,981	2,594,696	425,107	5,091,652
Shares reacquired	(1,580,613)	(12,750,343)	(4,844,138)	(53,471,483)
Increase	3,714,977	$31,333,624	2,493,066	$30,635,776
Class P Shares
Shares sold	731	$6,117	5,187	$61,192
Reinvestment of distributions	91	743	315	3,936
Shares reacquired	(510)	(4,306)	(14,472)	(166,357)
Increase (decrease)	312	$2,554	(8,970)	$(101,229)
Class R2 Shares
Shares sold	8.360	$74	1	$13
Reinvestment of distributions	30.000	246	39	468
Increase	38.360	$320	40	$481
Class R3 Shares
Shares sold	34,887	$290,662	10,488	$121,595
Reinvestment of distributions	328	2,688	40	486
Shares reacquired	- (a)	(1)	- (a)	(1)
Increase	35,215	$293,349	10,528	$122,080

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a) Value is less than 1 share.

Notes to Financial Statements (unaudited)(continued)

FLOATING RATE FUND

	Six Months Ended May 31, 2009 (unaudited)		Period Ended November 30, 2008†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,251,372	$114,560,695	5,360,259	$49,433,839
Reinvestment of distributions	168,847	1,367,005	78,372	707,298
Shares reacquired	(3,605,340)	(28,394,840)	(1,287,724)	(11,540,975)
Increase	10,814,879	$87,532,860	4,150,907	$38,600,162
Class C Shares
Shares sold	3,300,008	$26,247,799	1,059,601	$9,496,121
Reinvestment of distributions	36,275	293,333	8,043	69,632
Shares reacquired	(84,638)	(666,978)	(100,251)	(856,275)
Increase	3,251,645	$25,874,154	967,393	$8,709,478
Class F Shares
Shares sold	4,430,566	$35,425,205	3,569	$35,014
Reinvestment of distributions	6,373	52,959	60	555
Shares reacquired	(387,141)	(3,152,569)	-	-
Increase	4,049,798	$32,325,595	3,629	$35,569
Class I Shares
Shares sold	541,239	$4,225,112	4,843,037	$48,209,486
Reinvestment of distributions	151,881	1,205,026	272,903	2,516,621
Shares reacquired	(566,582)	(4,433,116)	(575,922)	(5,082,878)
Increase	126,538	$997,022	4,540,018	$45,643,229
Class R2 Shares
Shares sold	-	$-	1,002	$10,014
Reinvestment of distributions	36	283	55	512
Increase	36	$283	1,057	$10,526
Class R3 Shares
Shares sold	47	$365	1,037	$10,325
Reinvestment of distributions	37	297	57	523
Shares reacquired	(17)	(133)	(1)	(10)
Increase	67	$529	1,093	$10,838

†  For the period December 14, 2007 (commencement of investment operations) to November 30, 2008.

Notes to Financial Statements (unaudited)(continued)

HIGH YIELD FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,024,040	$98,320,038	4,361,885	$28,674,144
Converted from Class B*	249,817	1,425,318	168,474	1,201,250
Reinvestment of distributions	581,821	3,260,810	760,149	5,434,252
Shares reacquired	(4,930,003)	(27,070,872)	(6,262,363)	(43,444,395)
Increase (decrease)	12,925,675	$75,935,294	(971,855)	$(8,134,749)
Class B Shares
Shares sold	1,276,532	$7,186,888	606,755	$4,218,635
Reinvestment of distributions	90,444	502,027	153,668	1,096,699
Shares reacquired	(877,089)	(4,930,080)	(1,295,452)	(8,885,100)
Converted to Class A*	(250,618)	(1,425,318)	(169,143)	(1,201,250)
Increase (decrease)	239,269	$1,333,517	(704,172)	$(4,771,016)
Class C Shares
Shares sold	3,482,370	$19,998,068	1,093,208	$7,597,366
Reinvestment of distributions	102,888	574,153	128,349	909,381
Shares reacquired	(882,141)	(4,851,900)	(1,096,816)	(7,567,688)
Increase	2,703,117	$15,720,321	124,741	$939,059
Class F Shares
Shares sold	1,186,524	$6,836,946	57,511	$416,026
Reinvestment of distributions	4,563	25,808	1,596	10,561
Shares reacquired	(52,779)	(310,971)	(6,279)	(40,295)
Increase	1,138,308	$6,551,783	52,828	$386,292
Class I Shares
Shares sold	5,816,746	$31,149,492	4,882,877	$35,708,696
Reinvestment of distributions	2,612,247	14,582,368	3,898,671	27,870,030
Shares reacquired	(8,351,951)	(47,646,398)	(4,806,039)	(31,674,704)
Increase (decrease)	77,042	$(1,914,538)	3,975,509	$31,904,022
Class P Shares
Shares sold	11,377	$64,969	10,363	$73,662
Reinvestment of distributions	2,035	11,505	2,769	19,943
Shares reacquired	(620)	(3,513)	(8,777)	(60,086)
Increase	12,792	$72,961	4,355	$33,519
Class R2 Shares
Shares sold	34,954	$202,766	274	$1,455
Reinvestment of distributions	91	513	104	742
Shares reacquired	(4,943)	(30,576)	-	-
Increase	30,102	$172,703	378	$2,197
Class R3 Shares
Shares sold	44,965.393	$264,504	1.268	$7
Reinvestment of distributions	358.000	2,084	105.596	753
Shares reacquired	(90.000)	(494)	-	-
Increase	45,233.393	$266,094	106.864	$760

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

INCOME FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	28,424,254	$64,086,287	22,749,089	$56,810,302
Converted from Class B*	577,177	1,286,261	378,033	950,913
Reinvestment of distributions	4,866,619	10,793,849	7,555,694	19,072,933
Shares reacquired	(21,818,982)	(48,365,354)	(44,649,643)	(111,563,308)
Increase (decrease)	12,049,068	$27,801,043	(13,966,827)	$(34,729,160)
Class B Shares
Shares sold	2,399,623	$5,409,757	2,607,514	$6,565,356
Reinvestment of distributions	209,923	466,371	318,694	804,392
Shares reacquired	(1,522,168)	(3,423,807)	(3,043,729)	(7,556,793)
Converted to Class A*	(576,615)	(1,286,261)	(377,675)	(950,913)
Increase (decrease)	510,763	$1,166,060	(495,196)	$(1,137,958)
Class C Shares
Shares sold	11,507,948	$26,160,490	5,389,921	$13,592,201
Reinvestment of distributions	353,713	790,405	472,657	1,195,997
Shares reacquired	(2,380,133)	(5,345,080)	(5,268,995)	(12,901,052)
Increase	9,481,528	$21,605,815	593,583	$1,887,146
Class F Shares
Shares sold	6,497,006	$14,350,196	64,374	$166,193
Reinvestment of distributions	4,531	10,290	948	2,305
Shares reacquired	(108,250)	(250,326)	(2,097)	(4,477)
Increase	6,393,287	$14,110,160	63,225	$164,021
Class I Shares
Shares sold	138,827	$305,084	110,720	$274,262
Reinvestment of distributions	12,766	28,307	14,066	35,243
Shares reacquired	(47,075)	(107,799)	(155,598)	(401,249)
Increase (decrease)	104,518	$225,592	(30,812)	$(91,744)
			Period Ended November 30, 2008†
Class R2 Shares
Shares sold	-	$-	3,878	$10,005
Reinvestment of distributions	128	285	75	178
Increase	128	$285	3,953	$10,183
Class R3 Shares
Shares sold	29,099.689	$65,450	3,878	$10,005
Reinvestment of distributions	130.000	289	76	182
Shares reacquired	(6,558.000)	(14,787)	-	-
Increase	22,671.689	$50,952	3,954	$10,187

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period July 2, 2008 (commencement of offering of class shares) to November 30, 2008.

Notes to Financial Statements (unaudited)(concluded)

SHORT DURATION INCOME FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	128,370,959	$542,557,861	53,472,251	$227,829,061
Converted from Class B*	156,963	646,348	61,965	261,720
Reinvestment of distributions	1,440,010	6,002,139	901,621	3,850,009
Shares reacquired	(27,903,673)	(116,581,105)	(23,434,766)	(98,671,103)
Increase	102,064,259	$432,625,243	31,001,071	$133,269,687
Class B Shares
Shares sold	2,972,896	$12,528,374	2,820,878	$11,978,091
Reinvestment of distributions	52,032	216,393	54,264	233,017
Shares reacquired	(749,559)	(3,149,194)	(1,297,221)	(5,451,381)
Converted to Class A*	(156,704)	(646,348)	(61,877)	(261,720)
Increase	2,118,665	$8,949,225	1,516,044	$6,498,007
Class C Shares
Shares sold	55,132,292	$235,467,569	13,788,997	$58,946,312
Reinvestment of distributions	288,025	1,210,231	202,176	871,486
Shares reacquired	(3,677,218)	(15,498,862)	(4,705,073)	(19,863,227)
Increase	51,743,099	$221,178,938	9,286,100	$39,954,571
Class F Shares
Shares sold	26,639,498	$112,599,802	519,954	$2,161,839
Reinvestment of distributions	36,384	153,431	1,418	5,826
Shares reacquired	(1,413,103)	(6,059,756)	(108,750)	(444,162)
Increase	25,262,779	$106,693,477	412,622	$1,723,503
Class I Shares
Shares sold	3,105,787	$13,461,999	80,278	$334,045
Reinvestment of distributions	4,210	17,470	2,887	12,356
Shares reacquired	(8,933)	(38,819)	(86,276)	(373,496)
Increase (decrease)	3,101,064	$13,440,650	(3,111)	$(27,095)

*  Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreements before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed) for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the Convertible Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, three-year, and five-year periods and in the second quintile for the one-year period. The Board also observed that the Fund's investment performance was lower than that of the Lipper

Convertible Securities Fund Index for the nine-month, three-year, and five-year periods and higher than that of the Index for the one-year period.

As to the Floating Rate Fund, the Board noted that the Fund had commenced investment operations on December 31, 2007 and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the period since inception. The Board also observed that there was no Lipper index for the loan participation objective.

As to the High Yield Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also observed that the Fund's investment performance was higher than that of the Lipper High Current Yield Index for the nine-month, one-year, and three-year periods and lower than that of the Index for the five-year period.

As to the Income Fund, the Board noted that in December 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk to a high level of income consistent with preservation of capital and eliminated a fundamental investment restriction that prohibited it from investing in securities other than U.S. Government securities, resulting in the Fund being classified by Lipper as a BBB-rated corporate debt fund. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month, one-year, and three-year periods and in the third quintile for the five-year and ten-year periods. The Board observed that the investment performance of the Class A shares was higher than that of the Lipper BBB Rated Fund Index for the nine-month, one-year, and three-year periods and lower than that of the Index for the five-year and ten-year periods.

As to Short Duration Income Fund, the Board noted that in December 2007 the Fund changed its investment objective from seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities to seeking a high level of income consistent with preservation of capital. In addition, the Board noted that Lipper had classified the Fund as a short-intermediate investment-grade debt fund, but that Lord Abbett was seeking to have it reclassified as a short investment-grade debt fund. Accordingly, the Board considered the performance of the Fund in comparison to two different performance universes, the first consisting of short-intermediate investment-grade debt funds and the second consisting of short investment-grade debt funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the first performance universe for the nine-month, three-year, and five-year periods, in the first quintile for the one-year period, and in the third quintile for the ten-year period. The Board observed that the investment performance of the Class A shares was higher than that of the Lipper Short-Intermediate Investment-Grade Index for each of those periods. The Board observed that the Fund's investment performance was in the second quintile of the second performance universe for the nine-month, three-year, and five-year periods and in the first quintile for the one-year and ten-year periods. The Board observed that the investment performance of the Class A shares was higher than that of the Lipper Short Investment-Grade Fund Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Convertible Fund, the Board observed that for the ten months ended September 30, 2008 contractual and actual management and administrative services fees were approximately fourteen basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately thirteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately one basis point above the median of the peer group, the total expense ratio of Class I was approximately six basis points above the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-eight basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately fifty-six and two basis points higher, respectively.

As to the Floating Rate Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 0.75%, the total expense ratios of Class B and Class C to not more than 1.40%, the total expense ratio of Class F to not more than 0.50%, the total expense ratio of Class I to not more than 0.40%, the total expense ratio of Class P to not more than 0.85%, the total expense ratio of Class R2 to not more than 1.00%, and the total expense ratio of Class R3 to not more than 0.90%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements at a level so that the expense ratio of each class would be ten basis points higher, which reimbursements it could modify or end at any time. The Board observed that for the nine months ended September 30, 2008 the contractual management and administrative services fees were approximately eleven basis points below the median of the peer group and the actual management and administrative services fees were approximately thirteen basis points below the median of the peer group. The Board observed that for the nine months ended September 30, 2008 the total expense ratio of Class A was approximately thirty-four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately forty basis points below the median of the peer group, and the total expense ratio of Class I was approximately fifty-one basis points below the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares, Class R2 shares, or Class R3 shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for those classes. The

Board also considered what the expense ratio of each class likely would be at the new level of reimbursements proposed by Lord Abbett and if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the High Yield Fund, the Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately four basis points above the median of the peer group and the actual management and administrative services fees were approximately seven basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately twelve basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points above the median of the peer group, and the total expense ratio of Class I was approximately twenty basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F, Class P, Class R2, or Class R3 shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for those classes.

As to the Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Class B and Class C to not more than 1.65%, the total expense ratio of Class F to not more than 0.75%, the total expense ratio of Class I to not more than 0.65%, the total expense ratio of Class P to not more than 1.10%, the total expense ratio of Class R2 to not more than 1.25%, and the total expense ratio of Class R3 to not more than 1.15%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately four basis points above the median of the peer group and the actual management and administrative service fees were approximately thirteen basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately ten basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately five basis points above the median of the peer group, the total expense ratio of Class I was approximately six basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twelve basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately fourteen basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately forty-three and thirty-five basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Short Duration Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of short-intermediate investment-grade funds and the second consisting of short investment-grade funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees for the Fund were approximately eleven basis points below the median of the first peer group and the actual management and administrative services fees were approximately four basis points below the median of the peer group. The Board also observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately three basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratios of Class F and Class I were approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately five basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual management and administrative services fees for the Fund were approximately five basis points below the median of the second peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately seven basis points below the median of the second peer group, the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, the total expense ratios of Class F, Class I, and Class R3 were approximately the same as the median of the peer group, and the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

LAIT-3-0509

(07/09)

Item 2:  Code of Ethics.

Not applicable.

Item 3:  Audit Committee Financial Expert.

Not applicable.

Item 4:  Principal Accountant Fees and Services.

Not applicable.

Item 5:  Audit Committee of Listed Registrants.

Not applicable.

Item 6:  Investments.

Not applicable.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

 Not applicable.

Item 11: Controls and Procedures.

(a)            Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 28, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 28, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2009